                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07797
                                   ------------------------------------

                         SunAmerica Focused Series, Inc.
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    --------------------

Date of fiscal year end: October 31
                         --------------------------

Date of reporting period: April 30, 2005
                          -------------------------

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Item 1.  Reports to Stockholders

         SunAmerica Focused Series, Inc. Semiannual Report at April 30, 2005

[GRAPHIC]

AIG SUNAMERICA
FOCUSED PORTFOLIOS
2005 SEMIANNUAL REPORT

- FOCUSED ASSET ALLOCATION STRATEGIES

- FOCUSED PORTFOLIOS

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

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APRIL 30, 2005                                                 SEMIANNUAL REPORT

SUNAMERICA FOCUSED PORTFOLIOS

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

     FOCUSED EQUITY STRATEGY PORTFOLIO (FESAX)

     FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (FASAX)

     FOCUSED BALANCED STRATEGY PORTFOLIO (FBAAX)

     FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO (FFEAX)

     FOCUSED FIXED INCOME STRATEGY PORTFOLIO (N/A)

SUNAMERICA FOCUSED LARGE-CAP GROWTH PORTFOLIO (SSFAX)

SUNAMERICA FOCUSED MULTI-CAP GROWTH PORTFOLIO (SSAAX)

SUNAMERICA FOCUSED 2000 GROWTH PORTFOLIO (NSKAX)

SUNAMERICA FOCUSED LARGE-CAP VALUE PORTFOLIO (SSLAX)

SUNAMERICA FOCUSED MULTI-CAP VALUE PORTFOLIO (SFVAX)

SUNAMERICA FOCUSED 2000 VALUE PORTFOLIO (SSSAX)

SUNAMERICA FOCUSED GROWTH AND INCOME PORTFOLIO (FOGAX)

SUNAMERICA FOCUSED INTERNATIONAL EQUITY PORTFOLIO (SFINX)

SUNAMERICA FOCUSED TECHNOLOGY PORTFOLIO (STNAX)

SUNAMERICA FOCUSED DIVIDEND STRATEGY PORTFOLIO (FDSAX)

TABLE OF CONTENTS

A MESSAGE FROM THE PRESIDENT                                             1

EXPENSE EXAMPLE                                                          3

STATEMENT OF ASSETS AND LIABILITIES                                      8

STATEMENT OF OPERATIONS                                                 14

STATEMENT OF CHANGES IN NET ASSETS                                      18

FINANCIAL HIGHLIGHTS                                                    23

PORTFOLIO OF INVESTMENTS                                                36

NOTES TO FINANCIAL STATEMENTS                                           70

APPROVAL OF ADVISORY AGREEMENTS                                         99

DIRECTOR AND OFFICER INFORMATION                                       103

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

   We are pleased to present this semiannual update for the SunAmerica Focused Portfolios for the period ended April 30, 2005.

   Most of the major U.S. equity indices posted modestly positive returns for the six months ended April 30, 2005. While the re-election of President Bush produced a strong market rally in the last months of 2004, most of these gains were retraced during the first months of 2005. Equity returns were restrained by sharply higher crude oil prices, rising inflationary pressures, job growth concerns, the relative value of the U.S. dollar versus other major currencies, and ongoing instability in the Middle East that continued to affect the U.S. economy. Furthermore, the Federal Reserve Board raised interest rates four times during the period, bringing the targeted federal funds rate from 1.75% at the beginning of the reporting period to 2.75% at the end.

   There were also wide variances in performance among stock market capitalizations, investment styles, and equity sectors during the period. Mid-capitalization stocks performed best. Large-cap stocks followed, outpacing their small-cap counterparts after a six-year period of small-cap outperformance. The market favored the value style over the growth style of investing across all capitalization sectors. Energy stocks in general performed well in direct response to surging crude oil prices. Information technology stocks were generally weaker, based little on fundamental data from individual companies but rather on several macroeconomic and market headwinds that ebbed investors' appetite for risk.

   Despite this somewhat volatile backdrop, the SunAmerica Focused Portfolios' managers were able to add value for our investors. Seven of the ten regular SunAmerica Focused Portfolios outperformed their respective benchmark index, Lipper peer group, and/or Morningstar category average for the six-month period ended April 30, 2005. Four of the five Focused Asset Allocation Strategies did the same. We welcomed several new portfolio managers during this period and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios.

   The SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Our family of Focused Portfolios now offers an array of funds designed to help you build a well-constructed portfolio of carefully selected securities. The SunAmerica Focused Portfolios generally feature up to three world class managers, each of whom selects his or her ten favorite stocks for the fund.(1) We believe this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities(2) and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do

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not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.(1), (3)

   On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the period ended April 30, 2005.

   We thank you for being a part of the SunAmerica Focused Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.

(1) Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Due to potential overlap in each manager's selection, some portfolios may hold less than 30 stocks. The managers in the Focused 2000 Growth and Focused 2000 Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Dividend Strategy is a passively-managed, concentrated value portfolio of 30 high dividend-yielding stocks from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2) Asset allocation does not guarantee profit, nor does it protect against loss.

(3) Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company. 1999.

Past performance is no guarantee of future results.

EXPENSE EXAMPLE -- APRIL 30, 2005 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Focused International Equity Portfolio only) and
(2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2004 and held until April 30, 2005.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period ended April 30, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Period ended April 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period ended April 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period ended April 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Period ended April 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period ended April 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period ended April 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

                                              ACTUAL                                    HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                         ENDING ACCOUNT
                                           ENDING ACCOUNT                                 VALUE USING
                                            VALUE USING    EXPENSE PAID                  A HYPOTHETICAL  EXPENSE PAID   EXPENSE
                             BEGINNING         ACTUAL       DURING THE     BEGINNING       5% ASSUMED     DURING THE     RATIO
                           ACCOUNT VALUE     RETURN AT     PERIOD ENDED  ACCOUNT VALUE      RETURN AT    PERIOD ENDED    AS OF
                           AT NOVEMBER 1,     APRIL 30,      APRIL 30,   AT NOVEMBER 1,     APRIL 30,      APRIL 30,    APRIL 30,
PORTFOLIO                       2004            2005           2005           2004            2005           2005         2005*
---------                  --------------  --------------  ------------  --------------  --------------  ------------  ----------
Focused Equity Strategy+
  Class A#                 $     1,000.00  $     1,034.76  $       0.91  $     1,000.00  $     1,023.90  $       0.90        0.18%
  Class B#                 $     1,000.00  $     1,031.40  $       4.33  $     1,000.00  $     1,020.53  $       4.31        0.86%
  Class C#                 $     1,000.00  $     1,031.41  $       4.13  $     1,000.00  $     1,020.73  $       4.11        0.82%
  Class I#                 $     1,000.00  $     1,034.50  $       0.76  $     1,000.00  $     1,024.05  $       0.75        0.15%
Focused Multi-Asset
  Strategy+
  Class A#                 $     1,000.00  $     1,041.71  $       0.91  $     1,000.00  $     1,023.90  $       0.90        0.18%
  Class B#                 $     1,000.00  $     1,037.68  $       4.29  $     1,000.00  $     1,020.58  $       4.26        0.85%
  Class C#                 $     1,000.00  $     1,038.31  $       4.19  $     1,000.00  $     1,020.68  $       4.16        0.83%
Focused Balanced
  Strategy+
  Class A#                 $     1,000.00  $     1,026.05  $       0.80  $     1,000.00  $     1,024.00  $       0.80        0.16%
  Class B#                 $     1,000.00  $     1,022.83  $       4.21  $     1,000.00  $     1,020.63  $       4.21        0.84%
  Class C#                 $     1,000.00  $     1,022.80  $       4.11  $     1,000.00  $     1,020.73  $       4.11        0.82%
  Class I#                 $     1,000.00  $     1,025.68  $       0.75  $     1,000.00  $     1,024.05  $       0.75        0.15%
Focused Fixed Income
  and Equity Strategy+
  Class A#                 $     1,000.00  $     1,022.06  $       1.25  $     1,000.00  $     1,023.55  $       1.25        0.25%
  Class B#                 $     1,000.00  $     1,018.76  $       4.50  $     1,000.00  $     1,020.33  $       4.51        0.90%
  Class C#                 $     1,000.00  $     1,018.75  $       4.50  $     1,000.00  $     1,020.33  $       4.51        0.90%
  Class I#                 $     1,000.00  $     1,022.56  $       0.75  $     1,000.00  $     1,024.05  $       0.75        0.15%
Focused Fixed Income
  Strategy+
  Class A#                 $     1,000.00  $     1,018.23  $       1.25  $     1,000.00  $     1,023.55  $       1.25        0.25%
  Class B#                 $     1,000.00  $     1,014.17  $       4.49  $     1,000.00  $     1,020.33  $       4.51        0.90%
  Class C#                 $     1,000.00  $     1,014.97  $       4.50  $     1,000.00  $     1,020.33  $       4.51        0.90%
Focused Large-Cap
  Growth@
  Class A                  $     1,000.00  $     1,034.09  $       7.67  $     1,000.00  $     1,017.26  $       7.60        1.52%
  Class B                  $     1,000.00  $     1,030.28  $      11.07  $     1,000.00  $     1,013.88  $      10.99        2.20%
  Class C                  $     1,000.00  $     1,030.28  $      11.02  $     1,000.00  $     1,013.93  $      10.94        2.19%
  Class Z                  $     1,000.00  $     1,036.38  $       4.70  $     1,000.00  $     1,020.18  $       4.66        0.93%
Focused Multi-Cap
  Growth@
  Class A#                 $     1,000.00  $     1,092.88  $       8.93  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,089.30  $      12.28  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,089.30  $      12.28  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class X#                 $     1,000.00  $     1,094.13  $       7.63  $     1,000.00  $     1,017.50  $       7.35        1.47%
Focused 2000 Growth@
  Class A#                 $     1,000.00  $     1,034.44  $       8.68  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,031.52  $      11.94  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,030.93  $      11.93  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class I#                 $     1,000.00  $     1,035.33  $       8.18  $     1,000.00  $     1,016.76  $       8.10        1.62%

                                              ACTUAL                                    HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                         ENDING ACCOUNT
                                           ENDING ACCOUNT                                 VALUE USING
                                            VALUE USING    EXPENSE PAID                  A HYPOTHETICAL  EXPENSE PAID   EXPENSE
                             BEGINNING         ACTUAL       DURING THE     BEGINNING       5% ASSUMED     DURING THE     RATIO
                           ACCOUNT VALUE     RETURN AT     PERIOD ENDED  ACCOUNT VALUE      RETURN AT    PERIOD ENDED    AS OF
                           AT NOVEMBER 1,     APRIL 30,      APRIL 30,   AT NOVEMBER 1,     APRIL 30,      APRIL 30,    APRIL 30,
PORTFOLIO                       2004            2005           2005           2004            2005           2005         2005*
---------                  --------------  --------------  ------------  --------------  --------------  ------------  ----------
Focused Large-Cap
  Value
  Class A#                 $     1,000.00  $     1,036.70  $       8.38  $     1,000.00  $     1,016.56  $       8.30        1.66%
  Class B#                 $     1,000.00  $     1,033.54  $      11.95  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,033.49  $      11.95  $     1,000.00  $     1,013.04  $      11.83        2.37%
Focused Multi-Cap Value
  Class A#                 $     1,000.00  $     1,069.77  $       8.83  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,066.20  $      12.14  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,066.23  $      12.14  $     1,000.00  $     1,013.04  $      11.83        2.37%
Focused 2000 Value@
  Class A#                 $     1,000.00  $     1,025.98  $       8.49  $     1,000.00  $     1,016.41  $       8.45        1.69%
  Class B#                 $     1,000.00  $     1,022.63  $      11.89  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,022.60  $      11.89  $     1,000.00  $     1,013.04  $      11.83        2.37%
Focused Growth and
  Income@
  Class A#                 $     1,000.00  $     1,052.18  $       8.75  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,047.75  $      12.03  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,048.51  $      12.04  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class X#                 $     1,000.00  $     1,054.36  $       7.18  $     1,000.00  $     1,017.80  $       7.05        1.41%
Focused International
  Equity@
  Class A#                 $     1,000.00  $     1,053.84  $       9.93  $     1,000.00  $     1,015.12  $       9.74        1.95%
  Class B#                 $     1,000.00  $     1,050.33  $      13.22  $     1,000.00  $     1,011.90  $      12.97        2.60%
  Class C#                 $     1,000.00  $     1,049.77  $      13.21  $     1,000.00  $     1,011.90  $      12.97        2.60%
Focused Technology@
  Class A#                 $     1,000.00  $       942.16  $       9.49  $     1,000.00  $     1,015.03  $       9.84        1.97%
  Class B#                 $     1,000.00  $       938.70  $      12.59  $     1,000.00  $     1,011.80  $      13.07        2.62%
  Class C#                 $     1,000.00  $       938.70  $      12.59  $     1,000.00  $     1,011.80  $      13.07        2.62%
Focused Dividend
  Strategy
  Class A#                 $     1,000.00  $     1,035.36  $       4.79  $     1,000.00  $     1,020.08  $       4.76        0.95%
  Class B#                 $     1,000.00  $     1,032.16  $       8.06  $     1,000.00  $     1,016.86  $       8.00        1.60%
  Class C#                 $     1,000.00  $     1,031.34  $       8.06  $     1,000.00  $     1,016.86  $       8.00        1.60%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period" and the Expense Ratios" would have been lower.

+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

                                              ACTUAL                                    HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                         ENDING ACCOUNT
                                           ENDING ACCOUNT                                 VALUE USING
                                            VALUE USING    EXPENSES PAID                 A HYPOTHETICAL  EXPENSE PAID   EXPENSE
                             BEGINNING         ACTUAL       DURING THE     BEGINNING       5% ASSUMED     DURING THE     RATIO
                           ACCOUNT VALUE     RETURN AT     PERIOD ENDED  ACCOUNT VALUE      RETURN AT    PERIOD ENDED    AS OF
                           AT NOVEMBER 1,     APRIL 30,      APRIL 30,   AT NOVEMBER 1,     APRIL 30,      APRIL 30,    APRIL 30,
PORTFOLIO                       2004            2005           2005           2004            2005           2005         2005*
---------                  --------------  --------------  ------------  --------------  --------------  ------------  ----------
Focused Large-Cap
  Growth
  Class A                  $     1,000.00  $     1,034.09  $       7.31  $     1,000.00  $     1,017.60  $       7.25        1.45%
  Class B                  $     1,000.00  $     1,030.28  $      10.72  $     1,000.00  $     1,014.23  $      10.64        2.13%
  Class C                  $     1,000.00  $     1,030.28  $      10.67  $     1,000.00  $     1,014.28  $      10.59        2.12%
  Class Z                  $     1,000.00  $     1,036.38  $       4.34  $     1,000.00  $     1,020.53  $       4.31        0.86%
Focused Multi-Cap
  Growth
  Class A#                 $     1,000.00  $     1,092.88  $       8.93  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,089.30  $      12.28  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,089.30  $      12.28  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class X#                 $     1,000.00  $     1,094.13  $       7.63  $     1,000.00  $     1,017.50  $       7.35        1.47%
Focused 2000 Growth
  Class A#                 $     1,000.00  $     1,034.44  $       8.68  $     1,000.00  $     1,016.27  $       8.60        1.72%
  Class B#                 $     1,000.00  $     1,031.52  $      11.94  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class C#                 $     1,000.00  $     1,030.93  $      11.93  $     1,000.00  $     1,013.04  $      11.83        2.37%
  Class I#                 $     1,000.00  $     1,035.33  $       8.18  $     1,000.00  $     1,016.76  $       8.10        1.62%
Focused 2000 Value
  Class A#                 $     1,000.00  $     1,025.98  $       8.29  $     1,000.00  $     1,016.61  $       8.25        1.65%
  Class B#                 $     1,000.00  $     1,022.63  $      11.68  $     1,000.00  $     1,013.24  $      11.63        2.33%
  Class C#                 $     1,000.00  $     1,022.60  $      11.68  $     1,000.00  $     1,013.24  $      11.63        2.33%
Focused Growth and
  Income
  Class A#                 $     1,000.00  $     1,052.18  $       8.60  $     1,000.00  $     1,016.41  $       8.45        1.69%
  Class B#                 $     1,000.00  $     1,047.75  $      11.88  $     1,000.00  $     1,013.19  $      11.68        2.34%
  Class C#                 $     1,000.00  $     1,048.51  $      11.89  $     1,000.00  $     1,013.19  $      11.68        2.34%
  Class X#                 $     1,000.00  $     1,054.36  $       7.18  $     1,000.00  $     1,017.80  $       7.05        1.41%
Focused International
  Equity
  Class A#                 $     1,000.00  $     1,053.84  $       9.57  $     1,000.00  $     1,015.47  $       9.39        1.88%
  Class B#                 $     1,000.00  $     1,050.33  $      12.86  $     1,000.00  $     1,012.25  $      12.62        2.53%
  Class C#                 $     1,000.00  $     1,049.77  $      12.86  $     1,000.00  $     1,012.25  $      12.62        2.53%
Focused Technology
  Class A#                 $     1,000.00  $       942.16  $       9.39  $     1,000.00  $     1,015.12  $       9.74        1.95%
  Class B#                 $     1,000.00  $       938.70  $      12.50  $     1,000.00  $     1,011.90  $      12.97        2.60%
  Class C#                 $     1,000.00  $       938.70  $      12.50  $     1,000.00  $     1,011.90  $      12.97        2.60%

                      (This page intentionally left blank.)

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 -- (UNAUDITED)

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                  EQUITY         MULTI-ASSET       BALANCED      FIXED INCOME AND     FIXED INCOME
                                                 STRATEGY         STRATEGY         STRATEGY       EQUITY STRATEGY       STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
  (unaffiliated)*                             $            --  $            --  $            --  $              --  $            --
Long-term investment securities, at value
  (affiliated)*                                   560,431,225      645,587,676      475,002,159         88,847,396       38,606,673
Short-term investment securities, at
  value*                                                   --               --               --                 --               --
Repurchase agreements (cost equals
  market value)                                            --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total investments                                 560,431,225      645,587,676      475,002,159         88,847,396       38,606,673
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Cash                                                       --               --               --                 --               --
Foreign cash *                                             --               --               --                 --               --
Receivable for--
  Fund shares sold                                  1,076,784        2,379,410          929,267            370,029           91,492
  Dividends and interest                                   --               --               --                 --               --
  Investments sold                                         --               --               --                 --               --
Prepaid expenses and other assets                       9,204           27,462            7,737              1,479              598
Due from investment advisor for expense
  reimbursements/fee waivers                               --               --               --                 --            2,655
Variation margin on futures contracts                      --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total assets                                      561,517,213      647,994,548      475,939,163         89,218,904       38,701,418
                                              ---------------  ---------------  ---------------  -----------------  ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                              2,015,952          648,786          783,241            128,316          463,534
  Investments purchased                                    --               --               --                 --               --
  Investment advisory and
    management fees                                    47,010           53,576           39,463              7,352            2,980
  Distribution and service
    maintenance fees                                  209,856          240,765          171,422             26,622           14,135
  Transfer agent fees and expenses                      5,007              731            1,831              8,754           14,399
  Directors' fees and expenses                          1,600            1,190            3,719              1,891            1,493
  Other accrued expenses                                4,375               --            9,314             29,404           24,880
  Line of credit                                           --               --               --                 --               --
Dividends payable                                          --               --               --                 --           93,750
Due to investment advisor for expense
  recoupment                                           11,102               --           12,833              8,088               --
Due to custodian                                           --               --               --                 --               --
Due to custodian for foreign cash*                         --               --               --                 --               --
Unrealized depreciation on forward
  foreign currency contracts                               --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total liabilities                                   2,294,902          945,048        1,021,823            210,427          615,171
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $   559,222,311  $   647,049,500  $   474,917,340  $      89,008,477  $    38,086,247
                                              ===============  ===============  ===============  =================  ===============
* Cost
Long-term investment securities
  (unaffiliated)                              $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Long-term investment securities
  (affiliated)                                $   542,447,353  $   601,577,444  $   461,539,051  $      87,731,876  $    38,266,810
                                              ===============  ===============  ===============  =================  ===============
Short-term investment securities              $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Foreign cash                                  $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                  EQUITY         MULTI-ASSET       BALANCED      FIXED INCOME AND    FIXED INCOME
                                                 STRATEGY         STRATEGY         STRATEGY       EQUITY STRATEGY      STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)               $         3,315  $         3,951  $         3,077  $             646  $           298
Paid-in capital                                   534,054,210      597,252,828      457,741,444         86,874,065       38,013,322
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                                  534,057,525      597,256,779      457,744,521         86,874,711       38,013,620
Accumulated undistributed net
  investment income (loss)                          1,224,120          393,418          297,807            177,199          (40,103)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds               5,956,794        5,389,071        3,411,904            841,047         (227,133)
Unrealized appreciation (depreciation)
  on investments                                   17,983,872       44,010,232       13,463,108          1,115,520          339,863
Unrealized appreciation (depreciation) on
  futures contracts and options contracts                  --               --               --                 --               --
  Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $   559,222,311  $   647,049,500  $   474,917,340  $      89,008,477  $    38,086,247
                                              ===============  ===============  ===============  =================  ===============
CLASS A:
Net assets                                    $   169,181,347  $   200,536,845  $   143,298,331  $      39,057,824  $    10,675,260
Shares outstanding                                  9,959,202       12,196,306        9,279,210          2,834,307          833,620
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)           $         16.99  $         16.44  $         15.44  $           13.78  $         12.81
Maximum sales charge (5.75% of
  offering price)                                        1.04             1.00             0.94               0.84             0.78
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Maximum offering price to public              $         18.03  $         17.44  $         16.38  $           14.62  $         13.59
                                              ===============  ===============  ===============  =================  ===============
CLASS B:
Net assets                                    $   102,363,060  $   121,170,067  $   112,647,134  $      17,125,484  $     8,146,212
Shares outstanding                                  6,085,926        7,413,293        7,306,227          1,243,996          636,682
Net asset value, offering and redemption
  price per share (excluding any
  applicable contingent deferred sales
  charge)                                     $         16.82  $         16.34  $         15.42  $           13.77  $         12.79
                                              ===============  ===============  ===============  =================  ===============
CLASS C:
Net assets                                    $   282,112,272  $   325,342,588  $   204,420,902  $      32,720,755  $    19,264,775
Shares outstanding                                 16,775,222       19,903,585       13,242,918          2,376,640        1,505,988
Net asset value, offering and redemption
  price per share (excluding any
  applicable contingent deferred sales
  charge)                                     $         16.82  $         16.35  $         15.44  $           13.77  $         12.79
                                              ===============  ===============  ===============  =================  ===============
CLASS I:
Net assets                                    $     5,565,632  $            --  $    14,550,973  $         104,414  $            --
Shares outstanding                                    327,926               --          942,788              7,577               --
Net asset value, offering and redemption
  price per share                             $         16.97  $            --  $         15.43  $           13.78  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS X:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS Z:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED          FOCUSED
                                                 LARGE-CAP        MULTI-CAP          2000            LARGE-CAP        MULTI-CAP
                                                  GROWTH           GROWTH           GROWTH             VALUE            VALUE
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                              -------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
  (unaffiliated)*                             $ 1,548,547,459  $   322,734,875  $   327,739,207  $     498,742,268  $   553,152,266
Long-term investment securities, at value
  (affiliated)*                                            --               --               --                 --               --
Short-term investment securities, at value*         7,056,499       20,298,393               --          6,598,000               --
Repurchase agreements (cost equals
  market value)                                    89,210,000       18,458,000       10,543,000          1,993,000       52,193,000
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total investments                               1,644,813,958      361,491,268      338,282,207        507,333,268      605,345,266
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Cash                                                   49,426               --              289              2,705              853
Foreign cash*                                              --               --               --                 --               --
Receivable for--
  Fund shares sold                                  1,201,403          245,694          605,247            309,029        6,856,410
  Dividends and interest                              385,132            2,423            1,097            732,611          475,012
  Investments sold                                  1,383,492        5,340,796               --          9,418,809       16,156,405
Prepaid expenses and other assets                   1,003,397           30,879            6,729              9,949           13,262
Due from investment advisor for expense
  reimbursements/fee waivers                               --               --               --                 --               --
Variation margin on futures contracts                      --               --               --             61,600          293,344
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total assets                                    1,648,836,808      367,111,060      338,895,569        517,867,971      629,140,552
                                              ---------------  ---------------  ---------------  -----------------  ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                              4,304,457          216,756          444,754            429,056        7,892,894
  Investments purchased                            60,140,235        1,068,880               --          8,308,364       13,885,652
  Investment advisory and
    management fees                                 1,121,099          304,094          290,651            428,778          508,440
  Distribution and service
    maintenance fees                                  878,625          183,405          159,260            212,530          388,225
  Transfer agent fees and expenses                    322,850           73,368           77,643            107,569          139,950
  Directors' fees and expenses                        150,019           49,918            5,120             12,782           44,372
  Other accrued expenses                              486,989          124,483           99,255            136,432          226,270
  Line of credit                                           --               --               --                 --               --
Dividends payable                                          --               --               --                 --               --
Due to investment advisor for
  expense recoupment                                       --            3,279            8,366              1,691           12,997
Due to custodian                                           --          508,099               --                 --               --
Due to custodian for foreign cash*                         --               --               --                 --          917,414
Unrealized depreciation on forward
  foreign currency contracts                               --               --               --                 --          110,132
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total liabilities                                  67,404,274        2,532,282        1,085,049          9,637,202       24,126,346
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $ 1,581,432,534  $   364,578,778  $   337,810,520  $     508,230,769  $   605,014,206
                                              ===============  ===============  ===============  =================  ===============
*Cost
Long-term investment securities
  (unaffiliated)                              $ 1,392,396,690  $   269,834,588  $   282,355,595  $     471,208,584  $   483,062,350
Long-term investment securities
  (affiliated)                                $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Short-term investment securities              $     7,057,520  $    20,298,393  $            --  $       6,598,000  $            --
                                              ===============  ===============  ===============  =================  ===============
Foreign cash                                  $            --  $            --  $            --  $              --  $      (910,123)
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                 LARGE-CAP        MULTI-CAP          2000            LARGE-CAP         MULTI-CAP
                                                  GROWTH           GROWTH           GROWTH             VALUE             VALUE
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)               $         9,871  $         1,903  $         2,118  $           3,384  $         3,047
Paid-in capital                                 1,947,425,845      404,853,234      292,138,335        469,721,847      515,312,937
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                                1,947,435,716      404,855,137      292,140,453        469,725,231      515,315,984
Accumulated undistributed net
  investment income (loss)                          3,250,908       (2,709,745)      (3,062,031)           184,759       (1,481,465)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds            (525,403,838)     (90,466,901)       3,348,486         11,066,107       21,225,695
Unrealized appreciation (depreciation)
  on investments                                  156,150,769       52,900,287       45,383,612         27,533,684       70,089,916
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts                                                --               --               --           (279,012)         (42,837)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                      (1,021)              --               --                 --          (93,087)
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $ 1,581,432,534  $   364,578,778  $   337,810,520  $     508,230,769  $   605,014,206
                                              ===============  ===============  ===============  =================  ===============
CLASS A:
Net assets                                    $   703,928,415  $   223,422,438  $   227,680,136  $     395,721,945  $   220,258,137
Shares outstanding                                 42,971,248       11,369,352       14,038,336         26,129,215       10,883,448
Net asset value and redemption price
  per share (excluding any applicable
  contingent deferred sales charge)           $         16.38  $         19.65  $         16.22  $           15.14  $         20.24
Maximum sales charge (5.75% of
  offering price)                                        1.00             1.20             0.99               0.92             1.23
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Maximum offering price to public              $         17.38  $         20.85  $         17.21  $           16.06  $         21.47
                                              ===============  ===============  ===============  =================  ===============
CLASS B:
Net assets                                    $   374,795,890  $    90,805,064  $    36,066,830  $      38,566,749  $   180,268,491
Shares outstanding                                 23,951,146        4,928,861        2,345,732          2,647,027        9,172,009
Net asset value, offering and redemption
  price per share (excluding any
  applicable contingent deferred sales
  charge)                                     $         15.65  $         18.42  $         15.38  $           14.57  $         19.65
                                              ===============  ===============  ===============  =================  ===============
CLASS C:
Net assets                                    $   428,632,718  $    49,210,746  $    66,983,616  $      73,942,075  $   204,487,578
Shares outstanding                                 27,380,988        2,671,743        4,369,128          5,067,957       10,410,071
Net asset value, offering and redemption
  price per share (excluding any
  applicable contingent deferred sales
  charge)                                     $         15.65  $         18.42  $         15.33  $           14.59  $         19.64
                                              ===============  ===============  ===============  =================  ===============
CLASS I:
Net assets                                    $            --  $            --  $     7,079,938  $              --  $            --
Shares outstanding                                         --               --          431,544                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $         16.41  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS X:
Net assets                                    $            --  $     1,140,530  $            --  $              --  $            --
Shares outstanding                                         --           57,709               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $         19.76  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS Z:
Net assets                                    $    74,075,511  $            --  $            --  $              --  $            --
Shares outstanding                                  4,405,509               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $         16.81  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED                             FOCUSED
                                                   2000            GROWTH        INTERNATIONAL        FOCUSED           DIVIDEND
                                                   VALUE         AND INCOME         EQUITY          TECHNOLOGY          STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
  (unaffiliated)*                             $   493,592,134  $   365,387,462  $   225,867,077  $      80,699,397  $   225,732,380
Long-term investment securities, at value
  (affiliated)*                                            --               --               --                 --               --
Short-term investment securities, at value*        29,697,764               --          320,974                 --               --
Repurchase agreements (cost equals
  market value)                                    29,725,000       14,216,000        6,693,000          3,129,000        1,142,000
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total investments                                 553,014,898      379,603,462      232,881,051         83,828,397      226,874,380
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Cash                                                   63,051            1,040           68,621              1,200              593
Foreign cash*                                              --            1,974          473,992                 --               --
Receivable for--
  Fund shares sold                                    924,960          221,139          142,318            156,037          378,246
  Dividends and interest                              285,353        1,234,462          755,389              2,487          703,823
  Investments sold                                  8,238,027               --        3,016,909                 --          997,620
Prepaid expenses and other assets                      20,128           47,244            4,250              8,784            4,806
Due from investment advisor for expense
  reimbursements/fee waivers                               --            3,757           20,536             19,221           17,468
Variation margin on futures contracts                      --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total assets                                      562,546,417      381,113,078      237,363,066         84,016,126      228,976,936
                                              ---------------  ---------------  ---------------  -----------------  ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                              1,775,141        1,084,164          144,087            212,094          997,260
  Investments purchased                            10,224,234       11,031,321        3,119,208            161,509               --
  Investment advisory and
    management fees                                   468,695          306,301          240,338             88,560           66,519
  Distribution and service
    maintenance fees                                  268,882          217,102           91,615             51,269          153,462
  Transfer agent fees and expenses                    118,417           90,062           48,075             27,281           59,687
  Directors' fees and expenses                         15,234           25,160            2,729              8,178           11,883
  Other accrued expenses                               44,324          153,055          149,942             88,025           36,859
  Line of credit                                           --          151,867               --                 --               --
Dividends payable                                          --               --               --                 --               --
Due to investment advisor for expense
  recoupment                                            4,558               --               --                 --               --
Due to custodian                                           --               --               --                 --               --
Due to custodian for foreign cash*                         --               --               --                 --               --
Unrealized depreciation on forward
  foreign currency contracts                               --               --          583,292                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total liabilities                                  12,919,485       13,059,032        4,379,286            636,916        1,325,670
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $   549,626,932  $   368,054,046  $   232,983,780  $      83,379,210  $   227,651,266
                                              ===============  ===============  ===============  =================  ===============
*Cost
Long-term investment securities
  (unaffiliated)                              $   472,101,032  $   334,775,355  $   204,387,736  $      77,350,963  $   216,585,835
                                              ===============  ===============  ===============  =================  ===============
Long-term investment securities
  (affiliated)                                $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Short-term investment securities              $    29,697,768  $            --  $       320,974  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Foreign cash                                  $            --  $         1,984  $       469,400  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED                            FOCUSED
                                                   2000            GROWTH        INTERNATIONAL       FOCUSED           DIVIDEND
                                                   VALUE         AND INCOME         EQUITY          TECHNOLOGY         STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $0001 par value
  (1 billion shares authorized)               $         2,842  $         2,377  $         1,400  $           1,681  $         1,810
Paid-in capital                                   496,776,326      358,967,552      208,945,910        269,761,165      221,232,004
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                                  496,779,168      358,969,929      208,947,310        269,762,846      221,233,814
Accumulated undistributed net
  investment income (loss)                         (1,398,145)        (490,842)         363,310           (742,653)         490,426
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds              32,754,811      (21,032,812)       2,768,897       (188,989,417)      (3,219,519)
Unrealized appreciation (depreciation)
  on investments                                   21,491,102       30,612,107       21,479,341          3,348,434        9,146,545
Unrealized appreciation (depreciation)
  on futures contracts and options contracts               --               --               --                 --               --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          (4)          (4,336)        (575,078)                --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $   549,626,932  $   368,054,046  $   232,983,780  $      83,379,210  $   227,651,266
                                              ===============  ===============  ===============  =================  ===============
CLASS A:
Net assets                                    $   361,305,905  $   164,336,807  $   187,624,152  $      35,690,099  $    67,245,939
Shares outstanding                                 18,317,206       10,318,145       11,224,485          7,073,447        5,332,914
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)           $         19.72  $         15.93  $         16.72  $            5.05  $         12.61
Maximum sales charge (5.75% of offering
  price)                                                 1.20             0.97             1.02               0.31             0.77
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Maximum offering price to public              $         20.92  $         16.90  $         17.74  $            5.36  $         13.38
                                              ===============  ===============  ===============  =================  ===============
CLASS B:
Net assets                                    $    70,157,564  $    78,319,442  $    12,224,580  $      22,986,441  $    58,206,858
Shares outstanding                                  3,770,475        5,171,407          746,312          4,692,984        4,632,378
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         18.61  $         15.14  $         16.38  $            4.90  $         12.57
                                              ===============  ===============  ===============  =================  ===============
CLASS C:
Net assets                                    $   118,163,463  $   123,909,815  $    33,135,048  $      24,702,670  $   102,198,469
Shares outstanding                                  6,337,182        8,189,139        2,026,207          5,041,611        8,134,415
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         18.65  $         15.13  $         16.35  $            4.90  $         12.56
                                              ===============  ===============  ===============  =================  ===============
CLASS I:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS X:
Net assets                                    $            --  $     1,487,982  $            --  $              --  $            --
Shares outstanding                                         --           92,438               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $         16.10  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS Z:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 -- (UNAUDITED)

                                                                                                                      FOCUSED
                                                                     FOCUSED         FOCUSED         FOCUSED        FIXED INCOME
                                                                     EQUITY         MULTI-ASSET      BALANCED        AND EQUITY
                                                                    STRATEGY         STRATEGY        STRATEGY         STRATEGY
                                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  --------------  --------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                        $           --  $           --  $           --  $            --
  Dividends (affiliated)                                               7,502,264       7,388,079       6,971,793        1,303,087
  Interest (unaffiliated)                                                     --              --              --               --
                                                                  --------------  --------------  --------------  ---------------
    Total investment income*                                           7,502,264       7,388,079       6,971,793        1,303,087
                                                                  ==============  ==============  ==============  ===============
Expenses:
  Investment advisory and management fees                                284,995         307,886         238,410           44,856
  Distribution and service maintenance fees
    Class A                                                                   --              --              --               --
    Class B                                                              335,548         366,119         369,862           53,761
    Class C                                                              932,444       1,024,277         674,897          110,156
    Class X                                                                   --              --              --               --
    Class Z                                                                   --              --              --               --
  Service fees Class I                                                        --              --              --               --
  Transfer agent fees and expenses
    Class A                                                               16,164          16,233          12,794            1,060
    Class B                                                               14,930          12,755          19,159              703
    Class C                                                               20,292          21,323          14,633            1,871
    Class I                                                                  424              --             549               --
    Class X                                                                   --              --              --               --
    Class Z                                                                   --              --              --               --
  Registration fees
    Class A                                                               17,067          12,948          11,986            8,457
    Class B                                                                9,825           8,434           8,582            5,871
    Class C                                                               22,805          16,718          14,272            6,324
    Class I                                                                2,745              --             922           12,639
    Class X                                                                   --              --              --               --
    Class Z                                                                   --              --              --               --
  Custodian fees                                                           6,042           6,535           6,389            6,029
  Reports to shareholders                                                 28,292          26,924          18,214            1,592
  Audit and tax fees                                                      11,236          11,433          11,165           11,299
  Legal fees                                                               5,748           5,353           5,726            1,969
  Directors' fees and expenses                                            11,621          12,031          10,033            1,665
  Interest expense                                                            --              --              --               --
  Other expenses                                                           8,773          13,532          12,483            7,210
                                                                  --------------  --------------  --------------  ---------------
    Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
      indirectly                                                       1,728,951       1,862,501       1,430,076          275,462
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                         57,598          96,401          20,290              548
    Custody credits earned on cash balances                                  (19)           (512)           (366)              (6)
      Fees paid indirectly (Note 8)                                           --              --              --               --
                                                                  --------------  --------------  --------------  ---------------
    Net expenses                                                       1,786,530       1,958,390       1,450,000          276,004
                                                                  --------------  --------------  --------------  ---------------
Net investment income (loss)                                           5,715,734       5,429,689       5,521,793        1,027,083
                                                                  --------------  --------------  --------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                        --              --              --               --
Net realized gain (loss) on investments (affiliated)                   5,147,756         286,881       2,151,851          657,607
Net realized gain (loss) from capital gain distributions
  from underlying funds (affiliated)                                   6,847,982       5,103,380       4,668,385          312,517
Net realized gain (loss) on futures contracts and options
  contracts                                                                   --              --              --               --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --              --              --               --
                                                                  --------------  --------------  --------------  ---------------
Net realized gain (loss) on investments and foreign currencies        11,995,738       5,390,261       6,820,236          970,124
                                                                  --------------  --------------  --------------  ---------------
Change in unrealized appreciation (depreciation) on investments
  (unaffiliated)                                                              --              --              --               --
Change in unrealized appreciation (depreciation) on investments
  (affiliated)                                                        (1,035,184)      8,719,531      (1,803,137)        (241,182)
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                             --              --              --               --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                      --              --              --               --
                                                                  --------------  --------------  --------------  ---------------
Net unrealized gain (loss) on investments and foreign currencies      (1,035,184)      8,719,531      (1,803,137)        (241,182)
                                                                  --------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                  10,960,554      14,109,792       5,017,099          728,942
                                                                  --------------  --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:  $   16,676,288  $   19,539,481  $   10,538,892  $     1,756,025
                                                                  ==============  ==============  ==============  ===============
*Net of foreign withholding taxes on interest and dividends of    $           --  $           --  $           --  $            --
                                                                  ==============  ==============  ==============  ===============

See Notes to Financial Statements

                                                                     FOCUSED         FOCUSED         FOCUSED          FOCUSED
                                                                   FIXED INCOME     LARGE-CAP       MULTI-CAP          2000
                                                                     STRATEGY        GROWTH          GROWTH           GROWTH
                                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                  --------------  --------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                        $           --  $   18,205,626  $      667,400  $       260,866
  Dividends (affiliated)                                                 637,125              --              --               --
  Interest (unaffiliated)                                                     --         456,454         263,743           74,066
                                                                  --------------  --------------  --------------  ---------------
    Total investment income*                                             637,125      18,662,080         931,143          334,932
                                                                  ==============  ==============  ==============  ===============
Expenses:
  Investment advisory and management fees                                 18,013       7,291,673       1,809,862        1,766,066
  Distribution and service maintenance fees
    Class A                                                                   --       1,297,702         372,432          408,507
    Class B                                                               26,026       2,089,025         491,433          194,327
    Class C                                                               61,540       2,398,857         249,052          368,108
    Class X                                                                   --              --              --               --
    Class Z                                                                   --              --              --               --
  Service fees Class I                                                        --              --              --            9,117
  Transfer agent fees and expenses
    Class A                                                                  704         910,643         284,437          266,657
    Class B                                                                  716         572,713         145,409           54,549
    Class C                                                                  877         621,758          67,973           90,386
    Class I                                                                   --              --              --            8,197
    Class X                                                                   --              --             248               --
    Class Z                                                                   --              --              --               --
  Registration fees
    Class A                                                                6,001          13,547           7,471            8,687
    Class B                                                                5,270           4,208           5,195            3,785
    Class C                                                                7,772           5,267           3,086            4,565
    Class I                                                                   --              --              --            3,572
    Class X                                                                   --              --           1,080               --
    Class Z                                                                   --           1,509              --               --
  Custodian fees                                                           6,023         351,121          82,264           82,657
  Reports to shareholders                                                    334         165,371          42,653           19,914
  Audit and tax fees                                                      11,299          16,505          16,427           16,411
  Legal fees                                                               1,271          17,411           4,350            3,819
  Directors' fees and expenses                                               401          44,156           8,462            7,343
  Interest expense                                                            --           4,864              --               72
  Other expenses                                                           6,241          51,487           7,554           14,657
                                                                  --------------  --------------  --------------  ---------------
    Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
      indirectly                                                         152,488      15,857,817       3,599,388        3,331,396
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                        (19,892)             --          (5,813)          69,731
    Custody credits earned on cash balances                                   --          (4,434)           (617)          (1,557)
    Fees paid indirectly (Note 8)                                             --        (589,239)         (2,516)          (8,078)
                                                                  --------------  --------------  --------------  ---------------
    Net expenses                                                         132,596      15,264,144       3,590,442        3,391,492
                                                                  --------------  --------------  --------------  ---------------
Net investment income (loss)                                             504,529       3,397,936      (2,659,299)      (3,056,560)
                                                                  --------------  --------------  --------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                        --      99,021,539      41,398,651       13,074,788
Net realized gain (loss) on investments (affiliated)                     134,067              --              --               --
Net realized gain (loss) from capital gain distributions from
  underlying funds (affiliated)                                           88,230              --              --               --
Net realized gain (loss) on futures contracts and options
  contracts                                                                   --         (12,493)             --               --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --               8              --               --
                                                                  --------------  --------------  --------------  ---------------
Net realized gain (loss) on investments and foreign currencies           222,297      99,009,054      41,398,651       13,074,788
                                                                  --------------  --------------  --------------  ---------------
Change in unrealized appreciation (depreciation) on investments
  (unaffiliated)                                                              --     (41,299,490)     (8,328,066)        (350,554)
Change in unrealized appreciation (depreciation) on investments
  (affiliated)                                                          (144,172)             --              --               --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                             --              --              --               --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                      --          (1,021)             --               --
                                                                  --------------  --------------  --------------  ---------------
Net unrealized gain (loss) on investments and foreign currencies        (144,172)    (41,300,511)     (8,328,066)        (350,554)
                                                                  --------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                      78,125      57,708,543      33,070,585       12,724,234
                                                                  --------------  --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:  $      582,654  $   61,106,479  $   30,411,286  $     9,667,674
                                                                  ==============  ==============  ==============  ===============
*Net of foreign withholding taxes on interest and dividends of    $           --  $       40,513  $           --  $            --
                                                                  ==============  ==============  ==============  ===============

See Notes to Financial Statements

                                                                      FOCUSED        FOCUSED         FOCUSED          FOCUSED
                                                                     LARGE-CAP      MULTI-CAP         2000            GROWTH
                                                                       VALUE          VALUE           VALUE         AND INCOME
                                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                  --------------  --------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                        $    4,787,283  $    4,973,828  $    3,475,020  $     2,675,417
  Dividends (affiliated)                                                      --              --              --               --
  Interest (unaffiliated)                                                114,738         283,776         590,617        1,005,802
                                                                  --------------  --------------  --------------  ---------------
    Total investment income*                                           4,902,021       5,257,604       4,065,637        3,681,219
                                                                  ==============  ==============  ==============  ===============
Expenses:
  Investment advisory and management fees                              2,577,092       3,139,316       2,886,935        2,049,361
  Distribution and service maintenance fees
    Class A                                                              691,503         388,018         656,684          291,228
    Class B                                                              214,666         945,676         388,371          423,572
    Class C                                                              386,703       1,085,018         622,323          675,435
    Class X                                                                   --              --              --               --
    Class Z                                                                   --              --              --               --
  Service fees Class I                                                        --              --              --               --
  Transfer agent fees and expenses
    Class A                                                              443,763         268,266         429,684          202,672
    Class B                                                               57,897         238,351         100,503          115,008
    Class C                                                               94,736         265,949         150,759          167,973
    Class I                                                                   --              --              --               --
    Class X                                                                   --              --              --           25,235
    Class Z                                                                   --              --              --               --
  Registration fees
    Class A                                                               12,972           6,812          11,979            7,928
    Class B                                                                4,158           5,753           4,244            4,646
    Class C                                                                5,850           6,359           5,501            5,837
    Class I                                                                   --              --              --               --
    Class X                                                                   --              --              --            4,149
    Class Z                                                                   --              --              --               --
  Custodian fees                                                          96,276         173,621         102,045          131,121
  Reports to shareholders                                                 16,983          57,859          31,278           33,753
  Audit and tax fees                                                      16,254          16,318          16,435           16,411
  Legal fees                                                               5,383           7,070           5,598            5,155
  Directors' fees and expenses                                            11,053          15,618          11,999           10,386
  Interest expense                                                           879           1,404              --            9,234
  Other expenses                                                          17,902          22,415          18,794           17,349
                                                                  --------------  --------------  --------------  ---------------
    Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
      indirectly                                                       4,654,070       6,643,823       5,443,132        4,196,453
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                         49,015          77,574         125,393            6,373
    Custody credits earned on cash balances                                 (257)         (1,823)         (2,768)            (553)
    Fees paid indirectly (Note 8)                                             --              --        (118,351)         (54,542)
                                                                  --------------  --------------  --------------  ---------------
    Net expenses                                                       4,702,828       6,719,574       5,447,406        4,147,731
                                                                  --------------  --------------  --------------  ---------------
Net investment income (loss)                                             199,193      (1,461,970)     (1,381,769)        (466,512)
                                                                  --------------  --------------  --------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                11,531,376      48,525,564      32,759,985       40,035,259
Net realized gain (loss) on investments (affiliated)                          --              --              --               --
Net realized gain (loss) from capital gain distributions from
  underlying funds (affiliated)                                               --              --              --               --
Net realized gain (loss) on futures contracts and options
  contracts                                                              405,462       1,685,495              --           (2,661)
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --      (1,252,087)             --          191,487
                                                                  --------------  --------------  --------------  ---------------
Net realized gain (loss) on investments and foreign currencies        11,936,838      48,958,972      32,759,985       40,224,085
                                                                  --------------  --------------  --------------  ---------------
Change in unrealized appreciation (depreciation) on investments
  (unaffiliated)                                                       5,927,392      (5,682,127)    (18,321,486)     (18,194,055)
Change in unrealized appreciation (depreciation) on investments
  (affiliated)                                                                --              --              --               --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                       (319,648)       (558,287)             --               --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                      --         (74,493)             (4)          (8,281)
                                                                  --------------  --------------  --------------  ---------------
Net unrealized gain (loss) on investments and foreign currencies       5,607,744      (6,314,907)    (18,321,490)     (18,202,336)
                                                                  --------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                  17,544,582      42,644,065      14,438,495       22,021,749
                                                                  --------------  --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:  $   17,743,775  $   41,182,095  $   13,056,726  $    21,555,237
                                                                  ==============  ==============  ==============  ===============
*Net of foreign withholding taxes on interest and dividends of    $           --  $       86,548  $        7,638  $       110,504
                                                                  ==============  ==============  ==============  ===============

See Notes to Financial Statements

                                                                      FOCUSED                             FOCUSED
                                                                   INTERNATIONAL        FOCUSED           DIVIDEND
                                                                      EQUITY           TECHNOLOGY         STRATEGY
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                        $     3,028,595   $       312,476   $     3,465,285
  Dividends (affiliated)                                                       --                --                --
  Interest (unaffiliated)                                                  57,982            47,920            17,698
                                                                  ---------------   ---------------   ---------------
    Total investment income*                                            3,086,577           360,396         3,482,983
                                                                  ===============   ===============   ===============
Expenses:
  Investment advisory and management fees                               1,419,558           589,454           412,304
  Distribution and service maintenance fees
    Class A                                                               321,012            69,692           122,704
    Class B                                                                58,384           129,284           301,749
    Class C                                                               160,085           143,159           525,677
    Class X                                                                    --                --                --
    Class Z                                                                    --                --                --
  Service fees Class I                                                         --                --                --
  Transfer agent fees and expenses
    Class A                                                               206,235            59,987            84,022
    Class B                                                                16,106            43,084            72,307
    Class C                                                                39,362            42,691           121,333
    Class I                                                                    --                --                --
    Class X                                                                    --                --                --
    Class Z                                                                    --                --                --
  Registration fees
    Class A                                                                 9,114             5,013             6,627
    Class B                                                                 3,872             4,333             6,752
    Class C                                                                 4,222             4,661             9,770
    Class I                                                                    --                --                --
    Class X                                                                    --                --                --
    Class Z                                                                    --                --                --
  Custodian fees                                                          185,106            71,343            34,599
  Reports to shareholders                                                   7,167            24,667            15,814
  Audit and tax fees                                                       20,578            16,294            14,909
  Legal fees                                                                3,676             2,053             3,213
  Directors' fees and expenses                                              4,534             2,413             5,256
  Interest expense                                                          1,574                --                --
  Other expenses                                                           10,762             8,705            10,357
                                                                  ---------------   ---------------   ---------------
    Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
      indirectly                                                        2,471,347         1,216,833         1,747,393
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                        (113,988)         (110,571)          (90,329)
    Custody credits earned on cash balances                                  (806)             (195)             (122)
    Fees paid indirectly (Note 8)                                         (76,903)          (11,109)               --
                                                                  ---------------   ---------------   ---------------
    Net expenses                                                        2,279,650         1,094,958         1,656,942
                                                                  ---------------   ---------------   ---------------
Net investment income (loss)                                              806,927          (734,562)        1,826,041
                                                                  ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                  3,241,501         3,498,113        11,082,639
Net realized gain (loss) on investments (affiliated)                           --                --                --
Net realized gain (loss) from capital gain distributions from
  underlying funds (affiliated)                                                --                --                --
Net realized gain (loss) on futures contracts and options
  contracts                                                                    --                --                --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                              78,543                --                --
                                                                  ---------------   ---------------   ---------------
Net realized gain (loss) on investments and foreign currencies          3,320,044         3,498,113        11,082,639
                                                                  ---------------   ---------------   ---------------
Change in unrealized appreciation (depreciation) on investments
  (unaffiliated)                                                        7,114,985        (8,189,420)       (5,235,858)
Change in unrealized appreciation (depreciation) on investments
  (affiliated)                                                                 --                --                --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                              --                --                --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                 (584,325)               --                --
                                                                  ---------------   ---------------   ---------------
Net unrealized gain (loss) on investments and foreign currencies        6,530,660        (8,189,420)       (5,235,858)
                                                                  ---------------   ---------------   ---------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                    9,850,704        (4,691,307)        5,846,781
                                                                  ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:  $    10,657,631   $    (5,425,869)  $     7,672,822
                                                                  ===============   ===============   ===============
*Net of foreign withholding taxes on interest and dividends of    $       155,837   $            --   $            --
                                                                  ===============   ===============   ===============

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOCUSED EQUITY                 FOCUSED MULTI-ASSET
                                                       STRATEGY PORTFOLIO                STRATEGY PORTFOLIO
                                                -------------------------------   -------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
                                                     ENDED        FOR THE YEAR         ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED          APRIL 30,          ENDED
                                                     2005          OCTOBER 31,         2005          OCTOBER 31,
                                                  (UNAUDITED)         2004          (UNAUDITED)         2004
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $    5,715,734   $   (2,505,708)  $    5,429,689   $      213,723
  Net realized gain (loss) on investments and
    foreign currencies                              11,995,738        2,126,377        5,390,261          574,308
  Net unrealized gain (loss) on
    investments and foreign currencies              (1,035,184)       2,975,057        8,719,531       15,618,063
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         16,676,288        2,595,726       19,539,481       16,406,094
                                                --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                   (2,100,912)              --       (2,378,109)        (280,124)
  Net investment income (Class B)                     (609,379)              --         (755,694)              --
  Net investment income (Class C+)                  (1,701,328)              --       (2,144,819)              --
  Net investment income (Class I)                      (75,785)              --               --               --
  Net investment income (Class X)                           --               --               --               --
  Net investment income (Class Z)                           --               --               --               --
  Net realized gain on investments (Class A)          (632,833)         (11,582)         (80,386)          (5,158)
  Net realized gain on investments (Class B)          (376,700)          (7,138)         (48,371)          (3,400)
  Net realized gain on investments (Class C+)       (1,051,709)         (22,608)        (137,286)          (9,941)
  Net realized gain on investments (Class I)           (21,150)              --               --               --
  Net realized gain on investments (Class X)                --               --               --               --
  Net realized gain on investments (Class Z)                --               --               --               --
                                                --------------   --------------   --------------   --------------
Total dividends and distributions to
  shareholders                                      (6,569,796)         (41,328)      (5,544,665)        (298,623)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          24,340,019      344,837,872       91,330,435      313,245,923
                                                --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             34,446,511      347,392,270      105,325,251      329,353,394

NET ASSETS:
Beginning of period                                524,775,800      177,383,530      541,724,249      212,370,855
                                                --------------   --------------   --------------   --------------
End of period*                                  $  559,222,311   $  524,775,800   $  647,049,500   $  541,724,249
                                                ==============   ==============   ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $    1,224,120   $       (4,210)  $      393,418   $      242,351
                                                ==============   ==============   ==============   ==============

                                                       FOCUSED BALANCED
                                                      STRATEGY PORTFOLIO
                                                -------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED
                                                      2005         OCTOBER 31,
                                                  (UNAUDITED)         2004
                                                -------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $    5,521,793   $    2,042,428
  Net realized gain (loss) on investments and
    foreign currencies                               6,820,236        5,818,103
  Net unrealized gain (loss) on
    investments and foreign currencies              (1,803,137)         242,663
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         10,538,892        8,103,194
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                   (1,908,464)      (1,284,840)
  Net investment income (Class B)                   (1,179,397)        (321,864)
  Net investment income (Class C+)                  (2,157,795)        (600,182)
  Net investment income (Class I)                     (192,864)        (134,692)
  Net investment income (Class X)                           --               --
  Net investment income (Class Z)                           --               --
  Net realized gain on investments (Class A)        (1,482,685)          (2,613)
  Net realized gain on investments (Class B)        (1,209,896)          (2,093)
  Net realized gain on investments (Class C+)       (2,216,788)          (4,626)
  Net realized gain on investments (Class I)          (142,722)              --
  Net realized gain on investments (Class X)                --               --
  Net realized gain on investments (Class Z)                --               --
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                     (10,490,611)      (2,350,910)
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          23,533,257      240,391,148
                                                --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             23,581,538      246,143,432

NET ASSETS:
Beginning of period                                451,335,802      205,192,370
                                                --------------   --------------
End of period*                                  $  474,917,340   $  451,335,802
                                                ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $      297,807   $      214,534
                                                ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                                     FOCUSED FIXED INCOME                  FOCUSED FIXED
                                                      AND EQUITY STRATEGY                 INCOME STRATEGY
                                                           PORTFOLIO                         PORTFOLIO
                                                -------------------------------   -------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
                                                     ENDED        FOR THE YEAR        ENDED         FOR THE YEAR
                                                   APRIL 30,          ENDED         APRIL 30,           ENDED
                                                     2005          OCTOBER 31,         2005          OCTOBER 31,
                                                  (UNAUDITED)         2004          (UNAUDITED)          2004
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $    1,027,083   $    1,620,133   $      504,529   $      888,109
  Net realized gain (loss) on
    investments and foreign currencies                 970,124        2,036,151          222,297          405,832
  Net unrealized gain (loss) on
    investments and foreign currencies                (241,182)      (1,120,971)        (144,172)         335,623
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                          1,756,025        2,535,313          582,654        1,629,564
                                                --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (515,858)        (890,256)        (149,630)        (328,924)
  Net investment income (Class B)                     (162,478)        (276,292)        (105,356)        (234,806)
  Net investment income (Class C+)                    (329,710)        (574,788)        (248,773)        (506,771)
  Net investment income (Class I)                       (1,414)            (539)              --               --
  Net investment income (Class X)                           --               --               --               --
  Net investment income (Class Z)                           --               --               --               --
  Net realized gain on investments (Class A)          (847,339)         (18,478)        (159,736)         (66,667)
  Net realized gain on investments (Class B)          (350,708)          (8,110)        (145,621)         (55,320)
  Net realized gain on investments (Class C+)         (733,777)         (16,025)        (347,813)         (97,016)
  Net realized gain on investments (Class I)            (2,252)              --               --               --
  Net realized gain on investments (Class X)                --               --               --               --
  Net realized gain on investments (Class Z)                --               --               --               --
                                                --------------   --------------   --------------   --------------
Total dividends and distributions to
  shareholders                                      (2,943,536)      (1,784,488)      (1,156,929)      (1,289,504)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 9)                                802,211       28,774,372          852,420       12,497,926
                                                --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (385,300)      29,525,197          278,145       12,837,986

NET ASSETS:
Beginning of period                                 89,393,777       59,868,580       37,808,102       24,970,116
                                                --------------   --------------   --------------   --------------
End of period*                                  $   89,008,477   $   89,393,777   $   38,086,247   $   37,808,102
                                                ==============   ==============   ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $      177,199   $      159,576   $      (40,103)  $      (40,873)
                                                ==============   ==============   ==============   ==============

                                                            FOCUSED
                                                       LARGE-CAP GROWTH
                                                           PORTFOLIO
                                                --------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED
                                                      2005         OCTOBER 31,
                                                  (UNAUDITED)         2004
                                                --------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $     3,397,936  $   (22,286,763)
  Net realized gain (loss) on
    investments and foreign currencies               99,009,054       71,126,863
  Net unrealized gain (loss) on
    investments and foreign currencies              (41,300,511)    (154,070,146)
                                                ---------------  ---------------
Net increase (decrease) in net assets
  resulting from operations                          61,106,479     (105,230,046)
                                                ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                            --               --
  Net investment income (Class B)                            --               --
  Net investment income (Class C+)                           --               --
  Net investment income (Class I)                            --               --
  Net investment income (Class X)                            --               --
  Net investment income (Class Z)                            --               --
  Net realized gain on investments (Class A)                 --               --
  Net realized gain on investments (Class B)                 --               --
  Net realized gain on investments (Class C+)                --               --
  Net realized gain on investments (Class I)                 --               --
  Net realized gain on investments (Class X)                 --               --
  Net realized gain on investments (Class Z)                 --               --
                                                ---------------  ---------------
Total dividends and distributions to
  shareholders                                               --               --
                                                ---------------  ---------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 9)                            (189,041,201)     185,392,965
                                                ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (127,934,722)      80,162,919

NET ASSETS:
Beginning of period                               1,709,367,256    1,629,204,337
                                                ---------------  ---------------
End of period*                                  $ 1,581,432,534  $ 1,709,367,256
                                                ===============  ===============
*Includes accumulated undistributed
  net investment income (loss)                  $     3,250,908  $      (147,028)
                                                ===============  ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                                    FOCUSED MULTI-CAP GROWTH            FOCUSED 2000 GROWTH
                                                           PORTFOLIO                         PORTFOLIO
                                                -------------------------------   -------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
                                                     ENDED        FOR THE YEAR         ENDED       FOR THE YEAR
                                                   APRIL 30,          ENDED          APRIL 30,         ENDED
                                                     2005          OCTOBER 31,         2005         OCTOBER 31,
                                                  (UNAUDITED)         2004          (UNAUDITED)        2004
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $   (2,659,299)  $   (5,044,713)  $   (3,056,560)  $   (4,577,276)
  Net realized gain (loss) on investments and
    foreign currencies                              41,398,651       35,145,270       13,074,788        6,289,287
  Net unrealized gain (loss) on
    investments and foreign currencies              (8,328,066)     (11,016,806)        (350,554)       8,176,454
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         30,411,286       19,083,751        9,667,674        9,888,465
                                                --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --               --               --               --
  Net investment income (Class B)                           --               --               --               --
  Net investment income (Class C+)                          --               --               --               --
  Net investment income (Class I)                           --               --               --               --
  Net investment income (Class X)                           --               --               --               --
  Net investment income (Class Z)                           --               --               --               --
  Net realized gain on investments (Class A)                --               --               --               --
  Net realized gain on investments (Class B)                --               --               --               --
  Net realized gain on investments (Class C+)               --               --               --               --
  Net realized gain on investments (Class I)                --               --               --               --
  Net realized gain on investments (Class X)                --               --               --               --
  Net realized gain on investments (Class Z)                --               --               --               --
                                                --------------   --------------   --------------   --------------
Total dividends and distributions to
  shareholders                                              --               --               --               --
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                             896,195        9,316,042       15,580,362      124,587,552
                                                --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             31,307,481       28,399,793       25,248,036      134,476,017

NET ASSETS:
Beginning of period                                333,271,297      304,871,504      312,562,484      178,086,467
                                                --------------   --------------   --------------   --------------
End of period*                                  $  364,578,778   $  333,271,297   $  337,810,520   $  312,562,484
                                                ==============   ==============   ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $   (2,709,745)  $      (50,446)  $   (3,062,031)  $       (5,471)
                                                ==============   ==============   ==============   ==============

                                                    FOCUSED LARGE-CAP VALUE
                                                           PORTFOLIO
                                                -------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED
                                                      2005         OCTOBER 31,
                                                  (UNAUDITED)         2004
                                                -------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $      199,193   $    1,051,308
  Net realized gain (loss) on investments and
    foreign currencies                              11,936,838       11,052,195
  Net unrealized gain (loss) on
    investments and foreign currencies               5,607,744       (1,109,016)
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         17,743,775       10,994,487
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (900,327)        (293,906)
  Net investment income (Class B)                           --               --
  Net investment income (Class C+)                          --               --
  Net investment income (Class I)                           --               --
  Net investment income (Class X)                           --               --
  Net investment income (Class Z)                           --               --
  Net realized gain on investments (Class A)        (2,506,673)              --
  Net realized gain on investments (Class B)          (299,251)              --
  Net realized gain on investments (Class C+)         (523,519)              --
  Net realized gain on investments (Class I)                --               --
  Net realized gain on investments (Class X)                --               --
  Net realized gain on investments (Class Z)                --               --
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                      (4,229,770)        (293,906)
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                           5,847,102      211,100,902
                                                --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             19,361,107      221,801,483

NET ASSETS:
Beginning of period                                488,869,662      267,068,179
                                                --------------   --------------
End of period*                                  $  508,230,769   $  488,869,662
                                                ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $      184,759   $      885,893
                                                ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                                    FOCUSED MULTI-CAP VALUE             FOCUSED 2000 VALUE
                                                           PORTFOLIO                         PORTFOLIO
                                                -------------------------------   -------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
                                                     ENDED        FOR THE YEAR         ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED          APRIL 30,          ENDED
                                                      2005         OCTOBER 31,         2005          OCTOBER 31,
                                                  (UNAUDITED)          2004         (UNAUDITED)          2004
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $   (1,461,970)  $     (902,443)  $   (1,381,769)  $   (1,885,345)
  Net realized gain (loss) on investments and
    foreign currencies                              48,958,972       27,399,502       32,759,985       63,955,423
  Net unrealized gain (loss) on
    investments and foreign currencies              (6,314,907)      37,675,500      (18,321,490)       6,521,688
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         41,182,095       64,172,559       13,056,726       68,591,766
                                                --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --       (1,329,223)              --               --
  Net investment income (Class B)                           --         (262,410)              --               --
  Net investment income (Class C+)                          --         (305,894)              --               --
  Net investment income (Class I)                           --         (145,227)              --               --
  Net investment income (Class X)                           --               --               --               --
  Net investment income (Class Z)                           --               --               --               --
  Net realized gain on investments (Class A)                --               --      (37,970,353)              --
  Net realized gain on investments (Class B)                --               --       (8,513,898)              --
  Net realized gain on investments (Class C+)               --               --      (13,371,261)              --
  Net realized gain on investments (Class I)                --               --               --               --
  Net realized gain on investments (Class X)                --               --               --               --
  Net realized gain on investments (Class Z)                --               --               --               --
                                                --------------   --------------   --------------   --------------
Total dividends and distributions to
  shareholders                                              --       (2,042,754)     (59,855,512)              --
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         (37,876,079)     (50,074,227)      63,523,939      186,843,328
                                                --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              3,306,016       12,055,578       16,725,153      255,435,094

NET ASSETS:
Beginning of period                                601,708,190      589,652,612      532,901,779      277,466,685
                                                --------------   --------------   --------------   --------------
End of period*                                  $  605,014,206   $  601,708,190   $  549,626,932   $  532,901,779
                                                ==============   ==============   ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $   (1,481,465)  $      (19,495)  $   (1,398,145)  $      (16,376)
                                                ==============   ==============   ==============   ==============

                                                   FOCUSED GROWTH AND INCOME
                                                           PORTFOLIO
                                                -------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE YEAR
                                                   APRIL 30,          ENDED
                                                      2005         OCTOBER 31,
                                                  (UNAUDITED)         2004
                                                -------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $     (466,512)  $   (2,701,758)
  Net realized gain (loss) on investments and
    foreign currencies                              40,224,085        8,071,100
  Net unrealized gain (loss) on
    investments and foreign currencies             (18,202,336)      (3,713,187)
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         21,555,237        1,656,155
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --               --
  Net investment income (Class B)                           --               --
  Net investment income (Class C+)                          --               --
  Net investment income (Class I)                           --               --
  Net investment income (Class X)                           --               --
  Net investment income (Class Z)                           --               --
  Net realized gain on investments (Class A)                --               --
  Net realized gain on investments (Class B)                --               --
  Net realized gain on investments (Class C+)               --               --
  Net realized gain on investments (Class I)                --               --
  Net realized gain on investments (Class X)                --               --
  Net realized gain on investments (Class Z)                --               --
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                              --               --
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         (71,434,698)      48,094,697
                                                --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (49,879,461)      49,750,852

NET ASSETS:
Beginning of period                                417,933,507      368,182,655
                                                --------------   --------------
End of period*                                  $  368,054,046   $  417,933,507
                                                ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $     (490,842)  $      (24,330)
                                                ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                                  FOCUSED INTERNATIONAL EQUITY          FOCUSED TECHNOLOGY
                                                           PORTFOLIO                         PORTFOLIO
                                                -------------------------------   -------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
                                                     ENDED        FOR THE YEAR         ENDED        FOR THE YEAR
                                                   APRIL 30,         ENDED           APRIL 30,          ENDED
                                                      2005         OCTOBER 31,          2005         OCTOBER 31,
                                                  (UNAUDITED)          2004         (UNAUDITED)          2004
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $      806,927   $     (415,753)  $     (734,562)  $   (1,983,892)
  Net realized gain (loss) on investments and
    foreign currencies                               3,320,044        8,895,702        3,498,113       21,386,520
  Net unrealized gain (loss) on
    investments and foreign currencies               6,530,660        4,861,312       (8,189,420)     (12,594,154)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                         10,657,631       13,341,261       (5,425,869)       6,808,474
                                                --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (436,285)              --               --               --
  Net investment income (Class B)                           --               --               --               --
  Net investment income (Class C+)                          --               --               --               --
  Net investment income (Class I)                           --               --               --               --
  Net investment income (Class X)                           --               --               --               --
  Net investment income (Class Z)                           --               --               --               --
  Net realized gain on investments (Class A)        (7,185,784)        (426,979)              --               --
  Net realized gain on investments (Class B)          (467,767)         (44,930)              --               --
  Net realized gain on investments (Class C+)       (1,272,195)        (103,380)              --               --
  Net realized gain on investments (Class I)                --               --               --               --
  Net realized gain on investments (Class X)                --               --               --               --
  Net realized gain on investments (Class Z)                --               --               --               --
                                                --------------   --------------   --------------   --------------
Total dividends and distributions to
  shareholders                                      (9,362,031)        (575,289)              --               --
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          25,841,496      104,455,254       (3,510,468)        (679,463)
                                                --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             27,137,096      117,221,226       (8,936,337)       6,129,011

NET ASSETS:
Beginning of period                                205,846,684       88,625,458       92,315,547       86,186,536
                                                --------------   --------------   --------------   --------------
End of period*                                  $  232,983,780   $  205,846,684   $   83,379,210   $   92,315,547
                                                ==============   ==============   ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $      363,310   $       (7,332)  $     (742,653)  $       (8,091)
                                                ==============   ==============   ==============   ==============

                                                   FOCUSED DIVIDEND STRATEGY
                                                          PORTFOLIO #
                                                -------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE YEAR
                                                   APRIL 30,         ENDED
                                                      2005         OCTOBER 31,
                                                  (UNAUDITED)         2004
                                                -------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:
  Net investment income (loss)                  $    1,826,041   $    3,013,901
  Net realized gain (loss) on investments and
    foreign currencies                              11,082,639        9,133,762
  Net unrealized gain (loss) on
    investments and foreign currencies              (5,235,858)       6,198,207
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                          7,672,822       18,345,870
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (641,641)      (1,156,426)
  Net investment income (Class B)                     (357,915)        (687,625)
  Net investment income (Class C+)                    (625,007)      (1,142,126)
  Net investment income (Class I)                           --               --
  Net investment income (Class X)                           --               --
  Net investment income (Class Z)                           --               --
  Net realized gain on investments (Class A)                --               --
  Net realized gain on investments (Class B)                --               --
  Net realized gain on investments (Class C+)               --               --
  Net realized gain on investments (Class I)                --               --
  Net realized gain on investments (Class X)                --               --
  Net realized gain on investments (Class Z)                --               --
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                      (1,624,563)      (2,986,177)
                                                --------------   --------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          (7,786,032)      38,045,877
                                                --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,737,773)      53,405,570

NET ASSETS:
Beginning of period                                229,389,039      175,983,469
                                                --------------   --------------
End of period*                                  $  227,651,266   $  229,389,039
                                                ==============   ==============
*Includes accumulated undistributed
  net investment income (loss)                  $      490,426   $      288,948
                                                ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares
# See Note 2

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                           NET GAIN
                                                           (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM         NET        BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD              BEGINNING     INCOME         AND           MENT         MENT       CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    12.50  $    (0.03)  $       3.49   $     3.46   $    (0.02)  $       --   $    (0.02)
10/31/04                             15.94       (0.03)          0.76         0.73           --        (0.00)       (0.00)
04/30/05(8)                          16.67        0.22           0.37         0.59        (0.21)       (0.06)       (0.27)
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.50  $    (0.11)  $       3.46   $     3.35   $    (0.01)  $       --   $    (0.01)
10/31/04                             15.84       (0.13)          0.75         0.62           --        (0.00)       (0.00)
04/30/05(8)                          16.46        0.15           0.37         0.52        (0.10)       (0.06)       (0.16)
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.50  $    (0.11)  $       3.45   $     3.34   $    (0.01)  $       --   $    (0.01)
10/31/04                             15.83       (0.13)          0.76         0.63           --        (0.00)       (0.00)
04/30/05(8)                          16.46        0.16           0.36         0.52        (0.10)       (0.06)       (0.16)
                                                                    CLASS I
02/23/04-10/31/04(6)            $    17.20  $    (0.03)  $      (0.50)  $    (0.53)  $       --   $       --   $       --
04/30/05(8)                          16.67        0.21           0.38         0.59        (0.23)       (0.06)       (0.29)

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    12.50  $     0.02   $       2.58   $     2.60   $    (0.03)  $       --   $    (0.03)
10/31/04                             15.07        0.08           0.89         0.97        (0.05)       (0.00)       (0.05)
04/30/05(8)                          15.99        0.18           0.50         0.68        (0.22)       (0.01)       (0.23)
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.50  $    (0.06)  $       2.57   $     2.51   $    (0.02)  $       --   $    (0.02)
10/31/04                             14.99       (0.02)          0.89         0.87           --        (0.00)       (0.00)
04/30/05(8)                          15.86        0.12           0.49         0.61        (0.12)       (0.01)       (0.13)
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.50  $    (0.06)  $       2.57   $     2.51   $    (0.02)  $       --   $    (0.02)
10/31/04                             14.99       (0.02)          0.89         0.87           --        (0.00)       (0.00)
04/30/05(8)                          15.86        0.13           0.49         0.62        (0.12)       (0.01)       (0.13)

                                   NET                                                         RATIO OF
                                  ASSET                      NET          RATIO OF          NET INVESTMENT
                                  VALUE                     ASSETS        EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF       TO AVERAGE         TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD    NET ASSETS(4)(7)       ASSETS(4)(7)         TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    15.94       27.72%   $   50,347              0.25%(3)           (0.25)%(3)           7%
10/31/04                             16.67        4.60       161,243              0.19               (0.17)               2
04/30/05(8)                          16.99        3.48       169,181              0.18(3)             2.49(3)             3
                                                                    CLASS B
11/08/02-10/31/03(5)            $    15.84       26.81%   $   30,942              0.90%(3)           (0.90)%(3)           7%
10/31/04                             16.46        3.93        94,156              0.85               (0.83)               2
04/30/05(8)                          16.82        3.14       102,363              0.86(3)             1.75(3)             3
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    15.83       26.73%   $   96,094              0.90%(3)           (0.90)%(3)           7%
10/31/04                             16.46        4.00       263,636              0.82               (0.79)               2
04/30/05(8)                          16.82        3.14       282,112              0.82(3)             1.80(3)             3
                                                                    CLASS I
02/23/04-10/31/04(6)            $    16.67       (3.08)%  $    5,741              0.15%(3)           (0.19)%(3)           2%
04/30/05(8)                          16.97        3.45         5,566              0.15(3)             2.34(3)             3

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    15.07       20.82%   $   57,362              0.25%(3)            0.16%(3)            0%
10/31/04                             15.99        6.48       161,187              0.20                0.49                0
04/30/05(8)                          16.44        4.17       200,537              0.18(3)             2.22(3)             0
                                                                    CLASS B
11/08/02-10/31/03(5)            $    14.99       20.07%   $   41,762              0.90%(3)           (0.50)%(3)           0%
10/31/04                             15.86        5.81        98,520              0.84               (0.14)               0
04/30/05(8)                          16.34        3.77       121,170              0.85(3)             1.53(3)             0
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    14.99       20.07%   $  113,247              0.90%(3)           (0.48)%(3)           0%
10/31/04                             15.86        5.81       282,018              0.82               (0.12)               0
04/30/05(8)                          16.35        3.83       325,343              0.83(3)             1.58(3)             0

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                       10/31/03     10/31/04     04/30/05(3)(8)
                                      ----------   ----------    --------------
     Focused Equity Strategy A              0.36%       (0.02)%           (0.02)%
     Focused Equity Strategy B              0.42        (0.02)            (0.04)
     Focused Equity Strategy C+             0.18         0.00             (0.02)
     Focused Equity Strategy I                --         0.26              0.08
     Focused Multi-Asset Strategy A         0.25        (0.02)            (0.02)
     Focused Multi-Asset Strategy B         0.27        (0.02)            (0.04)
     Focused Multi-Asset Strategy C+        0.12         0.00             (0.03)

(5)  Commencement of Operations
(6)  Inception date of class.
(7) Does not include underlying fund expenses that the Portfolios bear indirectly.
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM          DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM          NET          BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-         FROM          TOTAL
            PERIOD              BEGINNING     INCOME          AND          MENT         MENT          CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME          GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------      ----------   ----------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    12.50  $     0.05   $       2.41   $     2.46   $    (0.06)(6)  $       --   $    (0.06)(6)
10/31/04                             14.90        0.15           0.56         0.71        (0.20)          (0.00)       (0.20)
04/30/05(9)                          15.41        0.21           0.21         0.42        (0.22)          (0.17)       (0.39)
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.50  $    (0.02)  $       2.39   $     2.37   $    (0.03)(6)  $       --   $    (0.03)(6)
10/31/04                             14.84        0.05           0.56         0.61        (0.06)          (0.00)       (0.06)
04/30/05(9)                          15.39        0.16           0.21         0.37        (0.17)          (0.17)       (0.34)
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.50  $    (0.02)  $       2.40   $     2.38   $    (0.03)(6)  $       --   $    (0.03)(6)
10/31/04                             14.85        0.06           0.56         0.62        (0.06)          (0.00)       (0.06)
04/30/05(9)                          15.41        0.17           0.20         0.37        (0.17)          (0.17)       (0.34)
                                                                    CLASS I
02/23/04-10/31/04(7)            $    15.72  $     0.12   $      (0.32)  $    (0.20)  $    (0.11)     $       --   $    (0.11)
04/30/05(9)                          15.41        0.21           0.20         0.41        (0.22)          (0.17)       (0.39)

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                                     CLASS A
11/08/02-10/31/03(5)            $    12.50  $     0.20   $       1.23   $     1.43   $    (0.18)     $       --   $    (0.18)
10/31/04                             13.75        0.33           0.25         0.58        (0.36)          (0.01)       (0.37)
04/30/05(9)                          13.96        0.18           0.13         0.31        (0.18)          (0.31)       (0.49)
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.50  $     0.12   $       1.23   $     1.35   $    (0.11)     $       --   $    (0.11)
10/31/04                             13.74        0.24           0.24         0.48        (0.26)          (0.01)       (0.27)
04/30/05(9)                          13.95        0.14           0.13         0.27        (0.14)          (0.31)       (0.45)
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.50  $     0.13   $       1.22   $     1.35   $    (0.11)     $       --   $    (0.11)
10/31/04                             13.74        0.24           0.24         0.48        (0.26)          (0.01)       (0.27)
04/30/05(9)                          13.95        0.14           0.13         0.27        (0.14)          (0.31)       (0.45)
                                                                    CLASS I
07/06/04-10/31/04(7)            $    13.86  $     0.06   $       0.11   $     0.17   $    (0.07)     $       --   $    (0.07)
04/30/05(9)                          13.96        0.19           0.13         0.32        (0.19)          (0.31)       (0.50)

                                   NET                                                         RATIO OF
                                  ASSET                      NET          RATIO OF          NET INVESTMENT
                                  VALUE                     ASSETS        EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF       TO AVERAGE         TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD    NET ASSETS(4)(8)       ASSETS(4)(8)         TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    14.90       19.75%   $   54,459              0.25%(3)            0.43%(3)            2%
10/31/04                             15.41        4.78       130,851              0.20                0.99                9
04/30/05(9)                          15.44        2.60       143,298              0.16(3)             2.75(3)             2
                                                                    CLASS B
11/08/02-10/31/03(5)            $    14.84       18.98%   $   48,183              0.90%(3)           (0.20)%(3)           2%
10/31/04                             15.39        4.09       108,591              0.85                0.33                9
04/30/05(9)                          15.42        2.28       112,647              0.84(3)             2.09(3)             2
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    14.85       19.06%   $  102,550              0.90%(3)            0.19%(3)            2%
10/31/04                             15.41        4.16       198,590              0.84                0.38                9
04/30/05(9)                          15.44        2.28       204,421              0.82(3)             2.12(3)             2
                                                                    CLASS I
02/23/04-10/31/04(7)            $    15.41       (1.26)%  $   13,304              0.15%(3)            0.75%(3)            9%
04/30/05(9)                          15.43        2.57        14,551              0.15(3)             2.66(3)             2

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    13.75       11.57%   $   26,426              0.25%(3)            1.64%(3)            6%
10/31/04                             13.96        4.22        38,251              0.22                2.40               17
04/30/05(9)                          13.78        2.21        39,058              0.25(3)             2.65(3)             8
                                                                    CLASS B
11/08/02-10/31/03(5)            $    13.74       10.88%   $   11,562              0.90%(3)            1.02%(3)            6%
10/31/04                             13.95        3.44        16,053              0.90                1.70               17
04/30/05(9)                          13.77        1.88        17,125              0.90(3)             2.01(3)             8
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    13.74       10.88%   $   21,880              0.90%(3)            1.08%(3)            6%
10/31/04                             13.95        3.51        34,981              0.88                1.73               17
04/30/05(9)                          13.77        1.88        32,721              0.90(3)             2.01(3)             8
                                                                    CLASS I
07/06/04-10/31/04(7)            $    13.96        1.26%   $      101              0.15%(3)            1.03%(3)           17%
04/30/05(9)                          13.78        2.26           104              0.15(3)             2.76(3)             8

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                     10/31/03     10/31/04     04/30/05(3)(9)
                                                    ----------   ----------    --------------
     Focused Balanced Strategy A                          0.21%       (0.03)%            0.00%
     Focused Balanced Strategy B                          0.18        (0.02)            (0.01)
     Focused Balanced Strategy C+                         0.09         0.00             (0.01)
     Focused Balanced Strategy I                            --         0.11              0.00
     Focused Fixed Income and Equity Strategy A           0.53        (0.02)            (0.04)
     Focused Fixed Income and Equity Strategy B           0.71        (0.02)             0.00
     Focused Fixed Income and Equity Strategy C+          0.52         0.01             (0.04)
     Focused Fixed Income and Equity Strategy I             --        13.99             24.38

(5)  Commencement of Operations
(6)  Includes a tax return of capital of less than $.01 per share
(7)  Inception date of class.
(8) Does not include underlying fund expenses that the Portfolios bear indirectly.
(9)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM          NET       BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD              BEGINNING     INCOME          AND          MENT         MENT       CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    12.50  $     0.30   $       0.46   $     0.76   $    (0.30)  $       --   $    (0.30)
10/31/04                             12.96        0.42           0.25         0.67         0.50        (0.11)        0.61
04/30/05(7)                          13.02        0.21           0.02         0.23        (0.20)       (0.24)       (0.44)
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.50  $     0.23   $       0.46   $     0.69   $    (0.23)  $       --   $    (0.23)
10/31/04                             12.96        0.33           0.25         0.58         0.42        (0.11)        0.53
04/30/05(7)                          13.01        0.17           0.01         0.18        (0.16)       (0.24)       (0.40)
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.50  $     0.22   $       0.47   $     0.69   $    (0.23)  $       --   $    (0.23)
10/31/04                             12.96        0.31           0.27         0.58         0.43        (0.11)        0.54
04/30/05(7)                          13.00        0.17           0.02         0.19        (0.16)       (0.24)       (0.40)

                                   NET                                                         RATIO OF
                                  ASSET                      NET          RATIO OF          NET INVESTMENT
                                  VALUE                     ASSETS        EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF       TO AVERAGE         TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD    NET ASSETS(4)(6)       ASSETS(4)(6)         TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                                    CLASS A
11/08/02-10/31/03(5)            $    12.96        6.35%   $    8,400              0.25%(3)            2.52%(3)           66%
10/31/04                             13.02        5.29         8,921              0.25                3.27               55
04/30/05(7)                          12.81        1.82        10,675              0.25(3)             3.30(3)            16
                                                                    CLASS B
11/08/02-10/31/03(5)            $    12.96        5.69%   $    6,033              0.90%(3)            1.94%(3)           66%
10/31/04                             13.01        4.61         8,157              0.90                2.62               55
04/30/05(7)                          12.79        1.42         8,146              0.90(3)             2.64(3)            16
                                                                    CLASS C+
11/08/02-10/31/03(5)            $    12.96        5.69%   $   10,537              0.90%(3)            1.89%(3)           66%
10/31/04                             13.00        4.55        20,730              0.90                2.51               55
04/30/05(7)                          12.79        1.50        19,265              0.90(3)             2.63(3)            16

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                       10/31/03     10/31/04     04/30/05(3)(7)
                                      ----------   ----------    --------------
     Focused Fixed Income Strategy A        0.90%        0.14%             0.14%
     Focused Fixed Income Strategy B        1.00         0.14              0.14
     Focused Fixed Income Strategy C+       0.60         0.08              0.08

(5)  Commencement of Operations
(6) Does not include underlying fund expenses that the Portfolios bear indirectly.
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM          NET       BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD              BEGINNING     INCOME          AND          MENT         MENT       CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                                    CLASS A
10/31/00                        $    19.23  $    (0.19)  $       2.54   $     2.35   $       --   $    (0.09)  $    (0.09)
10/31/01                             21.49       (0.11)         (6.16)       (6.27)          --        (0.59)       (0.59)
10/31/02                             14.63       (0.11)         (1.71)       (1.82)          --           --           --
10/31/03                             12.81       (0.12)          3.97         3.85           --           --           --
10/31/04                             16.66       (0.15)         (0.67)       (0.82)          --           --           --
04/30/05(5)                          15.84        0.05           0.49         0.54           --           --           --
                                                                    CLASS B
10/31/00                        $    19.05  $    (0.34)  $       2.52   $     2.18   $       --   $    (0.09)  $    (0.09)
10/31/01                             21.14       (0.22)         (6.04)       (6.26)          --        (0.59)       (0.59)
10/31/02                             14.29       (0.20)         (1.65)       (1.85)          --           --           --
10/31/03                             12.44       (0.20)          3.83         3.63           --           --           --
10/31/04                             16.07       (0.25)         (0.63)       (0.88)          --           --           --
04/30/05(5)                          15.19        0.00           0.46         0.46           --           --           --
                                                                    CLASS C+
10/31/00                        $    19.05  $    (0.35)  $       2.53   $     2.18   $       --   $    (0.09)  $    (0.09)
10/31/01                             21.14       (0.22)         (6.04)       (6.26)          --        (0.59)       (0.59)
10/31/02                             14.29       (0.20)         (1.65)       (1.85)          --           --           --
10/31/03                             12.44       (0.20)          3.83         3.63           --           --           --
10/31/04                             16.07       (0.25)         (0.63)       (0.88)          --           --           --
04/30/05(5)                          15.19        0.00           0.46         0.46           --           --           --
                                                                    CLASS Z
10/31/00                        $    19.27  $    (0.09)  $       2.53   $     2.44   $       --   $    (0.09)  $    (0.09)
10/31/01                             21.62       (0.07)         (6.20)       (6.27)          --        (0.59)       (0.59)
10/31/02                             14.76       (0.05)         (1.74)       (1.79)          --           --           --
10/31/03                             12.97       (0.03)          4.01         3.98           --           --           --
10/31/04                             16.95       (0.05)         (0.68)       (0.73)          --           --           --
04/30/05(5)                          16.22        0.10           0.49         0.59           --           --           --

                                   NET                                                         RATIO OF
                                  ASSET                      NET         RATIO OF           NET INVESTMENT
                                  VALUE                     ASSETS       EXPENSES           INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF      TO AVERAGE          TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD      NET ASSETS              ASSETS            TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                                    CLASS A
10/31/00                        $    21.49       12.23%   $  401,754              1.54%(3)           (0.81)%(3)         228%
10/31/01                             14.63      (29.87)      284,538              1.56               (0.66)             178
10/31/02                             12.81      (12.44)      273,034              1.57(4)            (0.81)(4)          166
10/31/03                             16.66       30.05       514,908              1.58(4)            (0.83)(4)           81
10/31/04                             15.84       (4.92)      719,460              1.58(4)            (0.93)(4)          110
04/30/05(5)                          16.38        3.41       703,928              1.52(4)(6)          0.62(4)(6)         82
                                                                    CLASS B
10/31/00                        $    21.14       11.45%   $  641,205              2.19%(3)           (1.46)%(3)         228%
10/31/01                             14.29      (30.33)      475,315              2.21               (1.31)             178
10/31/02                             12.44      (12.95)      414,904              2.21(4)            (1.45)(4)          166
10/31/03                             16.07       29.18       502,311              2.22(4)            (1.47)(4)           81
10/31/04                             15.19       (5.48)      425,461              2.23(4)            (1.59)(4)          110
04/30/05(5)                          15.65        3.03       374,796              2.20(4)(6)          0.00(4)(6)         82
                                                                    CLASS C+
10/31/00                        $    21.14       11.45%   $  793,146              2.20%(3)           (1.46)%(3)         228%
10/31/01                             14.29      (30.33)      544,620              2.21               (1.30)             178
10/31/02                             12.44      (12.95)      458,335              2.21(4)            (1.45)(4)          166
10/31/03                             16.07       29.18       539,786              2.21(4)            (1.45)(4)           81
10/31/04                             15.19       (5.48)      489,636              2.22(4)            (1.59)(4)          110
04/30/05(5)                          15.65        3.03       428,633              2.19(4)(6)          0.02(4)(6)         82
                                                                    CLASS Z
10/31/00                        $    21.62       12.67%   $   12,523              1.12%(3)           (0.38)%(3)         228%
10/31/01                             14.76      (29.68)        9,321              1.27               (0.38)             178
10/31/02                             12.97      (12.13)        8,785              1.21(4)            (0.45)(4)          166
10/31/03                             16.95       30.69        72,196              0.98(4)            (0.22)(4)           81
10/31/04                             16.22       (4.31)       74,811              1.00(4)            (0.37)(4)          110
04/30/05(5)                          16.81        3.64        74,076              0.93(4)(6)          1.21(4)(6)         82

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                      10/31/00
                                      --------
     Focused Large-Cap Growth A           0.05%
     Focused Large-Cap Growth B           0.04
     Focused Large-Cap Growth C+          0.04
     Focused Large-Cap Growth Z           0.13

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                   10/31/02     10/31/03     10/31/04   04/30/05(5)(6)
                                  ----------   ----------   ----------  --------------
     Focused Large-Cap Growth A         0.09%        0.03%        0.05%           0.07%
     Focused Large-Cap Growth B         0.09         0.03         0.05            0.07
     Focused Large-Cap Growth C+        0.09         0.03         0.05            0.07
     Focused Large-Cap Growth Z         0.09         0.03         0.05            0.07

(5)  Unaudited
(6)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM          NET       BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD              BEGINNING     INCOME          AND          MENT         MENT       CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                                   CLASS A
10/31/00                        $    26.13  $    (0.35)  $       8.65   $     8.30   $       --   $    (3.24)  $    (3.24)
10/31/01                             31.19       (0.15)        (11.07)      (11.22)          --        (5.04)       (5.04)
10/31/02                             14.93       (0.16)         (1.42)       (1.58)          --           --           --
10/31/03                             13.35       (0.18)          3.69         3.51           --           --           --
10/31/04                             16.86       (0.21)          1.33         1.12           --           --           --
04/30/05(7)                          17.98       (0.12)          1.79         1.67           --           --           --
                                                                   CLASS B
10/31/00                        $    25.61  $    (0.56)  $       8.50   $     7.94   $       --   $    (3.24)  $    (3.24)
10/31/01                             30.31       (0.27)        (10.67)      (10.94)          --        (5.04)       (5.04)
10/31/02                             14.33       (0.25)         (1.36)       (1.61)          --           --           --
10/31/03                             12.72       (0.26)          3.50         3.24           --           --           --
10/31/04                             15.96       (0.32)          1.27         0.95           --           --           --
04/30/05(7)                          16.91       (0.17)          1.68         1.51           --           --           --
                                                                   CLASS C+
10/31/00                        $    25.60  $    (0.56)  $       8.51   $     7.95   $       --   $    (3.24)  $    (3.24)
10/31/01                             30.31       (0.27)        (10.68)      (10.95)          --        (5.04)       (5.04)
10/31/02                             14.32       (0.24)         (1.36)       (1.60)          --           --           --
10/31/03                             12.72       (0.26)          3.50         3.24           --           --           --
10/31/04                             15.96       (0.31)          1.26         0.95           --           --           --
04/30/05(7)                          16.91       (0.17)          1.68         1.51           --           --           --
                                                                   CLASS X
8/01/02-10/31/02(6)             $    13.55  $    (0.10)  $      (0.10)  $    (0.20)  $       --   $       --   $       --
10/31/03                             13.35       (0.15)          3.70         3.55           --           --           --
10/31/04                             16.90       (0.17)          1.33         1.16           --           --           --
04/30/05(7)                          18.06       (0.09)          1.79         1.70           --           --           --

                                   NET                                                         RATIO OF
                                  ASSET                      NET         RATIO OF           NET INVESTMENT
                                  VALUE                     ASSETS       EXPENSES           INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF      TO AVERAGE          TO AVERAGE NET         PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD     NET ASSETS(4)           ASSETS(4)           TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------        ----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                                    CLASS A
10/31/00                        $    31.19       32.77%   $  162,801              1.78%              (1.07)%             134%
10/31/01                             14.93      (41.40)       77,975              1.78               (0.77)              176
10/31/02                             13.35      (10.58)       85,244              1.76(5)            (1.08)(5)           211
10/31/03                             16.86       26.29       127,425              1.72(5)            (1.30)(5)           100
10/31/04                             17.98        6.64       188,725              1.72(5)            (1.24)(5)           128
04/30/05(7)                          19.65        9.29       223,422              1.72(3)(5)         (1.21)(3)(5)         63
                                                                    CLASS B
10/31/00                        $    30.31       31.95%   $  217,963              2.43%              (1.72)%             134%
10/31/01                             14.33      (41.73)      114,228              2.43               (1.43)              176
10/31/02                             12.72      (11.24)      118,177              2.41(5)            (1.74)(5)           211
10/31/03                             15.96       25.47       130,904              2.37(5)            (1.94)(5)           100
10/31/04                             16.91        5.95        96,978              2.37(5)            (1.91)(5)           128
04/30/05(7)                          18.42        8.93        90,805              2.37(3)(5)         (1.85)(3)(5)         63
                                                                   CLASS C+
10/31/00                        $    30.31       32.01%   $   71,127              2.43%              (1.70)%             134%
10/31/01                             14.32      (41.77)       34,567              2.43               (1.43)              176
10/31/02                             12.72      (11.17)       38,884              2.41(5)            (1.74)(5)           211
10/31/03                             15.96       25.47        45,985              2.37(5)            (1.94)(5)           100
10/31/04                             16.91        5.95        46,693              2.37(5)            (1.90)(5)           128
04/30/05(7)                          18.42        8.93        49,211              2.37(3)(5)         (1.85)(3)(5)         63
                                                                    CLASS X
8/01/02-10/31/02(6)             $    13.35       (1.48)%  $      169              1.47%(3)(5)        (0.80)%(3)(5)       211%
10/31/03                             16.90       26.59           557              1.47(5)            (1.08)(5)           100
10/31/04                             18.06        6.86           874              1.47(5)            (0.99)(5)           128
04/30/05(7)                          19.76        9.41         1,141              1.47(3)(5)         (0.96)(3)(5)         63

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                  10/31/00  10/31/01   10/31/02     10/31/03    10/31/04   04/30/05(3)(7)
                                  --------  --------   --------     --------    --------   --------------
     Focused Multi-Cap Growth A         --%     0.01%      0.05%        0.12%       0.06%           (0.01)%
     Focused Multi-Cap Growth B         --        --       0.01         0.10        0.07             0.03
     Focused Multi-Cap Growth C+        --      0.02       0.05         0.12        0.07             0.00
     Focused Multi-Cap Growth X         --        --       6.36(3)     (0.02)       0.69            (0.13)

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                  10/31/02   10/31/03  10/31/04   04/30/05(3)(7)
                                  --------   --------  --------   --------------
     Focused Multi-Cap Growth A       0.03%        --%     0.01%            0.00%
     Focused Multi-Cap Growth B       0.03         --      0.01             0.00
     Focused Multi-Cap Growth C+      0.03         --      0.01             0.00
     Focused Multi-Cap Growth X         --         --      0.01             0.00

(6)  Inception date of class
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                NET ASSET     INVEST-       (BOTH          FROM          NET       BUTION
                                  VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD              BEGINNING     INCOME          AND          MENT         MENT       CAPITAL       DISTRI-
            ENDED               OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED 2000 GROWTH PORTFOLIO
                                                                    CLASS A
10/31/00                        $    12.81  $    (0.12)  $       5.66   $     5.54   $       --   $    (1.08)  $    (1.08)
10/31/01                             17.27       (0.14)         (5.65)       (5.79)          --        (0.01)       (0.01)
10/31/02                             11.47       (0.15)         (1.11)       (1.26)          --           --           --
10/31/03                             10.21       (0.18)          4.91         4.73           --           --           --
10/31/04                             14.94       (0.22)          0.96         0.74           --           --           --
04/30/05(7)                          15.68       (0.13)          0.67         0.54           --           --           --
                                                                    CLASS B
10/31/00                        $    12.57  $    (0.24)  $       5.55   $     5.31   $       --   $    (1.08)  $    (1.08)
10/31/01                             16.80       (0.22)         (5.46)       (5.68)          --        (0.01)       (0.01)
10/31/02                             11.11       (0.23)         (1.05)       (1.28)          --           --           --
10/31/03                              9.83       (0.25)          4.72         4.47           --           --           --
10/31/04                             14.30       (0.31)          0.92         0.61           --           --           --
04/30/05(7)                          14.91       (0.18)          0.65         0.47           --           --           --
                                                                    CLASS C+
10/31/00                        $    12.57  $    (0.29)  $       5.59   $     5.30   $       --   $    (1.08)  $    (1.08)
10/31/01                             16.79       (0.22)         (5.45)       (5.67)          --        (0.01)       (0.01)
10/31/02                             11.11       (0.20)         (1.10)       (1.30)          --           --           --
10/31/03                              9.81       (0.25)          4.70         4.45           --           --           --
10/31/04                             14.26       (0.31)          0.92         0.61           --           --           --
04/30/05(7)                          14.87       (0.18)          0.64         0.46           --           --           --
                                                                    CLASS I
7/10/00-10/31/00(6)             $    19.82  $    (0.07)  $      (1.42)  $    (1.49)  $       --   $    (1.00)  $    (1.00)
10/31/01                             17.33       (0.13)         (5.64)       (5.77)          --        (0.01)       (0.01)
10/31/02                             11.55       (0.16)         (1.09)       (1.25)          --           --           --
10/31/03                             10.30       (0.17)          4.96         4.79           --           --           --
10/31/04                             15.09       (0.22)          0.98         0.76           --           --           --
04/30/05(7)                          15.85       (0.12)          0.68         0.56           --           --           --

                                   NET                                                         RATIO OF
                                  ASSET                      NET          RATIO OF          NET INVESTMENT
                                  VALUE                     ASSETS        EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF       TO AVERAGE         TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD      NET ASSETS(4)          ASSETS(4)          TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED 2000 GROWTH PORTFOLIO
                                                                    CLASS A
10/31/00                        $    17.27       43.62%   $    6,795              1.35%              (0.66)%            222%
10/31/01                             11.47      (33.56)        4,512              1.47               (1.04)              91
10/31/02                             10.21      (10.99)       10,856              1.74(5)            (1.44)(5)          150
10/31/03                             14.94       46.33        89,176              1.72(5)            (1.57)(5)           68
10/31/04                             15.68        4.95       203,813              1.72(5)            (1.51)(5)          101
04/30/05(7)                          16.22        3.44       227,680              1.72(3)(5)         (1.53)(3)(5)        37
                                                                    CLASS B
10/31/00                        $    16.80       42.62%   $   14,554              2.00%              (1.31)%            222%
10/31/01                             11.11      (33.84)       11,158              2.11               (1.69)              91
10/31/02                              9.83      (11.52)       14,375              2.40(5)            (2.10)(5)          150
10/31/03                             14.30       45.47        28,899              2.37(5)            (2.21)(5)           68
10/31/04                             14.91        4.27        35,101              2.37(5)            (2.16)(5)          101
04/30/05(7)                          15.38        3.15        36,067              2.37(3)(5)         (2.18)(3)(5)        37
                                                                    CLASS C+
10/31/00                        $    16.79       42.54%   $    3,337              2.21%              (1.56)%            222%
10/31/01                             11.11      (33.80)        2,119              2.11               (1.67)              91
10/31/02                              9.81      (11.70)       22,029              2.39(5)            (2.08)(5)          150
10/31/03                             14.26       45.36        51,886              2.37(5)            (2.22)(5)           68
10/31/04                             14.87        4.28        67,004              2.37(5)            (2.16)(5)          101
04/30/05(7)                          15.33        3.09        66,984              2.37(3)(5)         (2.18)(3)(5)        37
                                                                    CLASS I
7/10/00-10/31/00(6)             $    17.33       (7.34)%  $   14,154              1.11%(3)           (0.37)%(3)         222%
10/31/01                             11.55      (33.33)       11,581              1.37               (0.94)              91
10/31/02                             10.30      (10.82)        4,854              1.64(5)            (1.35)(5)          150
10/31/03                             15.09       46.50         8,126              1.62(5)            (1.46)(5)           68
10/31/04                             15.85        5.04         6,645              1.62(5)            (1.41)(5)          101
04/30/05(7)                          16.41        3.53         7,080              1.62(3)(5)         (1.43)(3)(5)        37

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/00     10/31/01   10/31/02   10/31/03   10/31/04   04/30/05(3)(7)
                             --------     --------   --------   --------   --------   --------------
     Focused 2000 Growth A       0.75%        1.34%      0.70%      0.18%      0.04%           (0.05)%
     Focused 2000 Growth B       0.75         1.35       0.72       0.28       0.09             0.01
     Focused 2000 Growth C+      0.96         1.34       0.59       0.17       0.05            (0.03)
     Focused 2000 Growth I       0.58(3)      1.34       0.67       0.30       0.05             0.03

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                             10/31/02   10/31/03   10/31/04   04/30/05(3)(7)
                             --------   --------   --------   --------------
     Focused 2000 Growth A       0.07%      0.02%      0.02%            0.00%
     Focused 2000 Growth B       0.08       0.03       0.02             0.00
     Focused 2000 Growth C+      0.05       0.03       0.02             0.00
     Focused 2000 Growth I       0.07       0.03       0.02             0.00

(6)  Inception date of class.
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                             NET GAIN
                                                              (LOSS)
                                                            ON INVEST-                 DIVIDENDS
                                                  NET         MENTS          TOTAL        FROM       DISTRI-
                                  NET ASSET     INVEST-       (BOTH          FROM         NET        BUTION
                                    VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD                BEGINNING     INCOME         AND           MENT         MENT       CAPITAL       DISTRI-
            ENDED                 OF PERIOD   (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ------------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                           CLASS A
10/31/00                        $      14.05  $     0.11   $       1.86   $     1.97   $       --   $    (0.32)  $    (0.32)
10/31/01                               15.70       (0.03)         (1.92)       (1.95)       (0.12)       (0.57)       (0.69)
10/31/02                               13.06        0.04          (1.99)       (1.95)          --           --           --
10/31/03                               11.11        0.04           2.87         2.91           --           --           --
10/31/04                               14.02        0.06           0.67         0.73        (0.02)          --        (0.02)
04/30/05(7)                            14.73        0.02           0.53         0.55        (0.04)       (0.10)       (0.14)

                                                           CLASS B
10/31/00                        $      13.87  $     0.02   $       1.81   $     1.83   $       --   $    (0.32)  $    (0.32)
10/31/01                               15.38       (0.12)         (1.87)       (1.99)       (0.01)       (0.57)       (0.58)
10/31/02                               12.81       (0.04)         (1.94)       (1.98)          --           --           --
10/31/03                               10.83       (0.04)          2.79         2.75           --           --           --
10/31/04                               13.58       (0.04)          0.65         0.61           --           --           --
04/30/05(7)                            14.19       (0.04)          0.52         0.48           --        (0.10)       (0.10)

                                                           CLASS C+
10/31/00                        $      13.87  $     0.02   $       1.82   $     1.84   $       --   $    (0.32)  $    (0.32)
10/31/01                               15.39       (0.13)         (1.86)       (1.99)       (0.01)       (0.57)       (0.58)
10/31/02                               12.82       (0.03)         (1.94)       (1.97)          --           --           --
10/31/03                               10.85       (0.04)          2.79         2.75           --           --           --
10/31/04                               13.60       (0.04)          0.65         0.61           --           --           --
04/30/05(7)                            14.21       (0.03)          0.51         0.48           --        (0.10)       (0.10)

                                   NET                                                           RATIO OF
                                  ASSET                       NET           RATIO OF          NET INVESTMENT
                                  VALUE                      ASSETS         EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL         END OF        TO AVERAGE         TO AVERAGE NET         PORTFOLIO
            ENDED                 PERIOD     RETURN(2)       PERIOD      NET ASSETS(3)           ASSETS(3)           TURNOVER
------------------------------  ----------  ----------    ------------   -------------        --------------         ----------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                            CLASS A
10/31/00                        $    15.70       14.36%   $     19,500            1.78%(4)              0.76%(4)             96%
10/31/01                             13.06      (12.91)         23,418            1.78                 (0.21)                63
10/31/02                             11.11      (14.93)         26,269            1.76(5)               0.12(5)             161
10/31/03                             14.02       26.19         168,245            1.72(5)               0.30(5)              69
10/31/04                             14.73        5.21(6)      368,353            1.72(5)               0.44(5)              47
04/30/05(7)                          15.14        3.67         395,722            1.66(5)(8)            0.24(5)(8)           51

                                                            CLASS B
10/31/00                        $    15.38       13.52%   $     34,140            2.43%(4)              0.13%(4)             96%
10/31/01                             12.81      (13.42)         36,816            2.43                 (0.86)                63
10/31/02                             10.83      (15.46)         32,261            2.41(5)              (0.57)(5)            161
10/31/03                             13.58       25.39          41,887            2.37(5)              (0.35)(5)             69
10/31/04                             14.19        4.49(6)       44,263            2.37(5)              (0.24)(5)             47
04/30/05(7)                          14.57        3.35          38,567            2.37(5)(8)           (0.47)(5)(8)          51

                                                            CLASS C+
10/31/00                        $    15.39       13.59%   $     19,717            2.43%(4)              0.12%(4)             96%
10/31/01                             12.82      (13.41)         24,958            2.43                 (0.86)                63
10/31/02                             10.85      (15.37)         33,297            2.40(5)              (0.50)(5)            161
10/31/03                             13.60       25.35          56,935            2.37(5)              (0.35)(5)             69
10/31/04                             14.21        4.49(6)       76,253            2.37(5)              (0.23)(5)             47
04/30/05(7)                          14.59        3.35          73,942            2.37(5)(8)           (0.47)(5)(8)          51

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                     10/31/00   10/31/01   10/31/02   10/31/03   10/31/04    04/30/05(7)(8)
                                     --------   --------   --------   --------   --------    --------------
     Focused Large-Cap Value A           0.20%      0.09%      0.16%      0.09%     (0.02)%           (0.01)%
     Focused Large-Cap Value B           0.17       0.04       0.15       0.11       0.01             (0.02)
     Focused Large-Cap Value C+          0.25       0.09       0.15       0.08       0.01             (0.05)

(4) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                                     10/31/02   10/31/03   04/30/05(7)(8)
                                     --------   --------   --------------
     Focused Large-Cap Value A           0.22%      0.11%              --%
     Focused Large-Cap Value B           0.23       0.15               --
     Focused Large-Cap Value C+          0.21       0.14               --

(6) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note
     4)
(7)  Unaudited
(8)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                             NET GAIN
                                                             (LOSS)
                                                            ON INVEST-                  DIVIDENDS
                                                  NET         MENTS          TOTAL        FROM       DISTRI-
                                  NET ASSET     INVEST-       (BOTH          FROM         NET        BUTION
                                    VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM          TOTAL
            PERIOD                BEGINNING     INCOME         AND           MENT         MENT       CAPITAL       DISTRI-
            ENDED                 OF PERIOD    (LOSS)(1)    UNREALIZED)   OPERATIONS     INCOME       GAINS        BUTIONS
------------------------------  ------------  ----------   ------------   ----------   ----------    ---------     -------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                           CLASS A
1/01/99-10/31/00(6)             $      12.50  $     0.03   $       3.73   $     3.76   $       --    $      --     $    --
10/31/01                               16.26        0.02           1.10         1.12           --        (0.71)      (0.71)
10/31/02                               16.67       (0.01)         (2.73)       (2.74)          --        (0.50)      (0.50)
10/31/03                               13.43        0.16           3.51         3.67           --           --          --
10/31/04                               17.10        0.05           1.91         1.96        (0.14)          --       (0.14)
04/30/05(7)                            18.92          --           1.32         1.32           --           --          --

                                                           CLASS B
1/01/99-10/31/00(6)             $      12.50  $    (0.07)  $       3.73   $     3.66   $       --    $      --     $    --
10/31/01                               16.16       (0.09)          1.11         1.02           --        (0.71)      (0.71)
10/31/02                               16.47       (0.11)         (2.69)       (2.80)          --        (0.50)      (0.50)
10/31/03                               13.17        0.05           3.45         3.50           --           --          --
10/31/04                               16.67       (0.06)          1.84         1.78        (0.02)          --       (0.02)
04/30/05(7)                            18.43       (0.07)          1.29         1.22           --           --          --

                                                           CLASS C+
1/01/99-10/31/00(6)             $      12.50  $    (0.08)  $       3.74   $     3.66   $       --    $      --     $    --
10/31/01                               16.16       (0.09)          1.10         1.01           --        (0.71)      (0.71)
10/31/02                               16.46       (0.11)         (2.69)       (2.80)          --        (0.50)      (0.50)
10/31/03                               13.16        0.04           3.46         3.50           --           --          --
10/31/04                               16.66       (0.06)          1.84         1.78        (0.02)          --       (0.02)
04/30/05(7)                            18.42       (0.07)          1.29         1.22           --           --          --

                                   NET                                                          RATIO OF
                                  ASSET                      NET           RATIO OF           NET INVESTMENT
                                  VALUE                     ASSETS         EXPENSES           INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF        TO AVERAGE          TO AVERAGE NET          PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD       NET ASSETS(4)          ASSETS(4)             TURNOVER
------------------------------  ----------  ----------    ----------     -------------        --------------          ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                           CLASS A
1/01/99-10/31/00(6)             $    16.26       30.08%   $   40,755              1.55%(3)(5)           0.19%(3)(5)         220%
10/31/01                             16.67        6.95       136,063              1.56                  0.13                245
10/31/02                             13.43      (17.09)      128,255              1.62                 (0.07)               127
10/31/03                             17.10       27.33       162,492              1.72                  1.08                184
10/31/04                             18.92       11.49       205,956              1.72                  0.29                133
04/30/05(7)                          20.24        6.98       220,258              1.72(3)              (0.05)(3)             94

                                                           CLASS B
1/01/99-10/31/00(6)             $    16.16       29.28%   $   33,418              2.20%(3)(5)          (0.52)%(3)(5)        220%
10/31/01                             16.47        6.35       190,304              2.20                 (0.51)               245
10/31/02                             13.17      (17.67)      169,875              2.26                 (0.72)               127
10/31/03                             16.67       26.58       189,432              2.37                  0.33                184
10/31/04                             18.43       10.71       183,754              2.37                 (0.36)               133
04/30/05(7)                          19.65        6.62       180,268              2.37(3)              (0.70)(3)             94

                                                           CLASS C+
1/01/99-10/31/00(6)             $    16.16       29.28%   $   73,484              2.20%(3)(5)          (0.53)%(3)(5)        220%
10/31/01                             16.46        6.29       213,088              2.20                 (0.52)               245
10/31/02                             13.16      (17.68)      209,029              2.27                 (0.72)               127
10/31/03                             16.66       26.60       220,776              2.37                  0.31                184
10/31/04                             18.42       10.71       211,999              2.37                 (0.36)               133
04/30/05(7)                          19.64        6.62       204,488              2.37(3)              (0.69)(3)             94

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                     10/31/00   10/31/01   10/31/02   10/31/03   10/31/04   04/30/05(3)(7)
                                     --------   --------   --------   --------   --------   --------------
     Focused Multi-Cap Value A           0.50%      0.19%      0.11%      0.03%      0.04%           (0.03)%
     Focused Multi-Cap Value B           0.59       0.20       0.11       0.02       0.04            (0.02)
     Focused Multi-Cap Value C+          0.59       0.18       0.11       0.01       0.03            (0.03)

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6)  Commencement of operations
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                 NET ASSET    INVEST-       (BOTH          FROM         NET        BUTION
                                   VALUE       MENT        REALIZED       INVEST-      INVEST-      FROM           TOTAL
           PERIOD                BEGINNING    INCOME         AND           MENT         MENT       CAPITAL         DISTRI-
           ENDED                 OF PERIOD   (LOSS)(1)    UNREALIZED)   OPERATIONS     INCOME       GAINS         BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------  ----------      ----------
FOCUSED 2000 VALUE PORTFOLIO
                                                          CLASS A
10/31/00                        $    11.70  $     0.07   $       2.15   $     2.22   $       --  $       --      $       --
10/31/01                             13.92       (0.03)          1.66         1.63           --          --              --
10/31/02                             15.55       (0.06)         (1.16)       (1.22)          --       (1.12)          (1.12)
10/31/03                             13.21       (0.03)          5.15         5.12           --       (0.63)(5)       (0.63)
10/31/04                             17.70       (0.04)          3.67         3.63           --          --              --
04/30/05(6)                          21.33       (0.03)          0.70         0.67           --       (2.28)          (2.28)
                                                          CLASS B
10/31/00                        $    11.54  $    (0.02)  $       2.13   $     2.11   $       --  $       --      $       --
10/31/01                             13.65       (0.13)          1.63         1.50           --          --              --
10/31/02                             15.15       (0.16)         (1.12)       (1.28)          --       (1.12)          (1.12)
10/31/03                             12.75       (0.12)          4.96         4.84           --       (0.63)(5)       (0.63)
10/31/04                             16.96       (0.15)          3.50         3.35           --          --              --
04/30/05(6)                          20.31       (0.10)          0.68         0.58           --       (2.28)          (2.28)
                                                          CLASS C+
10/31/00                        $    11.55  $    (0.02)  $       2.13   $     2.11   $       --  $       --      $       --
10/31/01                             13.66       (0.13)          1.63         1.50           --          --              --
10/31/02                             15.16       (0.14)         (1.14)       (1.28)          --       (1.12)          (1.12)
10/31/03                             12.76       (0.12)          4.98         4.86           --       (0.63)(5)       (0.63)
10/31/04                             16.99       (0.15)          3.51         3.36           --          --              --
04/30/05(6)                          20.35       (0.09)          0.67         0.58           --       (2.28)          (2.28)

                                    NET                                                    RATIO OF
                                   ASSET                    NET       RATIO OF          NET INVESTMENT
                                   VALUE                  ASSETS      EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL      END OF     TO AVERAGE         TO AVERAGE NET        PORTFOLIO
            ENDED                 PERIOD     RETURN(2)    PERIOD    NET ASSETS(3)         ASSETS(3)            TURNOVER
------------------------------  ----------  ----------  ----------  -------------       --------------        ---------
FOCUSED 2000 VALUE PORTFOLIO
                                                        CLASS A
10/31/00                        $    13.92       18.97% $   17,188           1.78%                0.52%              67%
10/31/01                             15.55       11.71      29,772           1.78                (0.19)              66
10/31/02                             13.21       (9.13)     43,322           1.75(4)             (0.49)(4)          123
10/31/03                             17.70       40.24     140,181           1.72(4)             (0.20)(4)          101
10/31/04                             21.33       20.51     342,316           1.72(4)             (0.25)(4)           75
04/30/05(6)                          19.72        2.60     361,306           1.69(4)(7)          (0.28)(4)(7)        34
                                                        CLASS B
10/31/00                        $    13.65       18.28% $   22,593           2.43%               (0.12)%             67%
10/31/01                             15.15       10.99      37,205           2.43                (0.83)              66
10/31/02                             12.75       (9.80)     44,538           2.40(4)             (1.15)(4)          123
10/31/03                             16.96       39.46      60,293           2.37(4)             (0.84)(4)          101
10/31/04                             20.31       19.75      75,814           2.37(4)             (0.81)(4)           75
04/30/05(6)                          18.61        2.26      70,158           2.37(4)(7)          (0.96)(4)(7)        34
                                                        CLASS C+
10/31/00                        $    13.66       18.27% $   12,195           2.43%               (0.16)%             67%
10/31/01                             15.16       10.98      25,676           2.43                (0.84)              66
10/31/02                             12.76       (9.79)     50,881           2.40(4)             (1.09)(4)          123
10/31/03                             16.99       39.59      76,993           2.37(4)             (0.84)(4)          101
10/31/04                             20.35       19.78     114,772           2.37(4)             (0.83)(4)           75
04/30/05(6)                          18.65        2.26     118,163           2.37(4)(7)          (0.96)(4)(7)        34

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                      10/31/00     10/31/01     10/31/02     10/31/03     10/31/04     04/30/05(6)(7)
                                     ----------   ----------   ----------   ----------   ----------   ---------------
     Focused 2000 Value A                  0.25%        0.11%        0.08%        0.09%        0.00%            (0.04)%
     Focused 2000 Value B                  0.25         0.07         0.07         0.09         0.03             (0.04)
     Focused 2000 Value C+                 0.31         0.15         0.09         0.07         0.01             (0.06)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                      10/31/02     10/31/03     10/31/04    04/30/05(6)(7)
                                     ----------   ----------   ----------   -------------
     Focused 2000 Value A                  0.08%        0.03%        0.04%           0.04%
     Focused 2000 Value B                  0.08         0.03         0.04            0.04
     Focused 2000 Value C+                 0.08         0.03         0.04            0.04

(5)  Includes a tax return of capital of less than $0.01 per share.
(6)  Unaudited
(7)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                           NET GAIN
                                                            (LOSS)
                                                          ON INVEST-                 DIVIDENDS
                                                NET         MENTS          TOTAL        FROM       DISTRI-
                                 NET ASSET    INVEST-       (BOTH          FROM         NET        BUTION
                                   VALUE       MENT        REALIZED       INVEST-      INVEST-      FROM        TOTAL
            PERIOD               BEGINNING    INCOME         AND           MENT         MENT       CAPITAL      DISTRI-
            ENDED                OF PERIOD   (LOSS)(1)    UNREALIZED)   OPERATIONS     INCOME       GAINS       BUTIONS
------------------------------  ----------  ----------   ------------   ----------   ----------  ----------   ----------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                           CLASS A
10/31/00                        $    17.12  $    (0.13)  $       3.51   $     3.38   $       --  $    (0.98)  $    (0.98)
10/31/01                             19.52       (0.05)         (6.18)       (6.23)          --       (0.44)       (0.44)
10/31/02                             12.85       (0.07)         (0.74)       (0.81)          --          --           --
10/31/03                             12.04       (0.08)          2.97         2.89           --          --           --
10/31/04                             14.93       (0.04)          0.25         0.21           --          --           --
04/30/05(7)                          15.14        0.01           0.78         0.79           --          --           --
                                                           CLASS B
10/31/00                        $    16.90  $    (0.26)  $       3.46   $     3.20   $       --  $    (0.98)  $    (0.98)
10/31/01                             19.12       (0.15)         (6.03)       (6.18)          --       (0.44)       (0.44)
10/31/02                             12.50       (0.16)         (0.70)       (0.86)          --          --           --
10/31/03                             11.64       (0.16)          2.85         2.69           --          --           --
10/31/04                             14.33       (0.14)          0.26         0.12           --          --           --
04/30/05(7)                          14.45       (0.04)          0.73         0.69           --          --           --
                                                           CLASS C+
10/31/00                        $    16.89  $    (0.26)  $       3.46   $     3.20   $       --  $    (0.98)  $    (0.98)
10/31/01                             19.11       (0.15)         (6.03)       (6.18)          --       (0.44)       (0.44)
10/31/02                             12.49       (0.15)         (0.71)       (0.86)          --          --           --
10/31/03                             11.63       (0.15)          2.84         2.69           --          --           --
10/31/04                             14.32       (0.14)          0.25         0.11           --          --           --
04/30/05(7)                          14.43       (0.04)          0.74         0.70           --          --           --
                                                           CLASS X
3/19/02-10/31/02(6)             $    14.55  $    (0.03)  $      (2.46)  $    (2.49)  $       --  $       --   $       --
10/31/03                             12.06       (0.03)          2.96         2.93           --          --           --
10/31/04                             14.99        0.02           0.26         0.28           --          --           --
04/30/05(7)                          15.27        0.00           0.83         0.83           --          --           --

                                    NET                                                        RATIO OF
                                   ASSET                      NET       RATIO OF            NET INVESTMENT
                                   VALUE                    ASSETS      EXPENSES            INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF     TO AVERAGE           TO AVERAGE NET          PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD    NET ASSETS(4)            ASSETS(4)            TURNOVER
------------------------------  ----------  ----------    ----------  -------------         --------------         ----------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                           CLASS A
10/31/00                        $    19.52       19.88%   $   62,164           1.45%                 (0.62)%              121%
10/31/01                             12.85      (32.51)       39,280           1.45                  (0.33)               203
10/31/02                             12.04       (6.30)       59,186           1.57(5)               (0.61)(5)            170
10/31/03                             14.93       24.00       119,353           1.72(5)               (0.58)(5)            103
10/31/04                             15.14        1.41       159,097           1.72(5)               (0.34)(5)             62
04/30/05(7)                          15.93        5.22       164,337           1.72(3)(5)             0.11(3)(5)           96
                                                           CLASS B
10/31/00                        $    19.12       19.03%   $   83,480           2.10%                 (1.27)%              121%
10/31/01                             12.50      (32.94)       59,653           2.10                  (0.99)               203
10/31/02                             11.64       (6.88)       65,825           2.21(5)               (1.27)(5)            170
10/31/03                             14.33       23.11        88,038           2.37(5)               (1.24)(5)            103
10/31/04                             14.45        0.84        85,871           2.37(5)               (1.01)(5)             62
04/30/05(7)                          15.14        4.78        78,319           2.37(3)(5)            (0.56)(3)(5)          96
                                                           CLASS C+
10/31/00                        $    19.11       19.04%   $   69,826           2.10%                 (1.26)%              121%
10/31/01                             12.49      (32.96)       50,468           2.10                  (0.98)               203
10/31/02                             11.63       (6.89)       85,094           2.23(5)               (1.27)(5)            170
10/31/03                             14.32       23.13       137,348           2.37(5)               (1.24)(5)            103
10/31/04                             14.43        0.77       136,360           2.37(5)               (1.01)(5)             62
04/30/05(7)                          15.13        4.85       123,910           2.37(3)(5)            (0.56)(3)(5)          96
                                                           CLASS X
3/19/02-10/31/02(6)             $    12.06      (17.11)%  $    7,782           1.44%(3)(5)           (0.29)%(3)(5)        170%
10/31/03                             14.99       24.30        23,443           1.40(5)               (0.23)(5)            103
10/31/04                             15.27        1.87        36,605           1.33(5)                0.06(5)              62
04/30/05(7)                          16.10        5.44         1,488           1.41(3)(5)             0.00(3)(5)           96

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                          10/31/00     10/31/01    10/31/02     10/31/03     10/31/04     04/30/04(3)(7)
                                         ----------   ---------   ----------   ----------   ----------   ---------------
     Focused Growth and Income A               0.34%       0.30%        0.23%        0.04%        0.04%             (0.01)%
     Focused Growth and Income B               0.32        0.30         0.22         0.04         0.05               0.02
     Focused Growth and Income C+              0.35        0.30         0.20         0.03         0.03               0.00
     Focused Growth and Income X                 --          --         0.18(3)     (0.02)        0.03              (0.05)

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                      10/31/02     10/31/03    10/31/04    04/30/05(3)(7)
                                     ----------   ---------   ----------   --------------
     Focused Growth and Income A           0.04%       0.03%        0.04%            0.03%
     Focused Growth and Income B           0.05        0.04         0.05             0.03
     Focused Growth and Income C+          0.04        0.03         0.05             0.03
     Focused Growth and Income X           0.01        0.03         0.04             0.00

(6)  Inception date of class
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                             NET GAIN
                                                             (LOSS)
                                                            ON INVEST-                 DIVIDENDS
                                                  NET         MENTS         TOTAL        FROM       DISTRI-
                                 NET ASSET       INVEST-       (BOTH         FROM         NET        BUTION
                                  VALUE          MENT        REALIZED       INVEST-      INVEST-      FROM        TOTAL
            PERIOD               BEGINNING       INCOME         AND          MENT         MENT       CAPITAL     DISTRI-
            ENDED                OF PERIOD     (LOSS)(1)     UNREALIZED)  OPERATIONS     INCOME       GAINS      BUTIONS
------------------------------  ------------  ----------   ------------   ----------   ----------   ---------   ----------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                        CLASS A
11/01/01-10/31/02(7)            $      12.50  $    (0.02)  $      (0.47)  $    (0.49)  $       --   $      --   $       --
10/31/03                               12.01        0.01           2.80         2.81           --          --           --
10/31/04                               14.82       (0.02)          1.84         1.82           --       (0.08)       (0.08)
04/30/05(8)                            16.56        0.06           0.84         0.90        (0.04)      (0.70)       (0.74)
                                                        CLASS B
11/01/01-10/31/02(7)            $      12.50  $    (0.10)  $      (0.46)  $    (0.56)  $       --   $      --   $       --
10/31/03                               11.94       (0.05)          2.75         2.70           --          --           --
10/31/04                               14.64       (0.13)          1.82         1.69           --       (0.08)       (0.08)
04/30/05(8)                            16.25        0.01           0.82         0.83           --       (0.70)       (0.70)
                                                        CLASS C+
11/01/01-10/31/02(7)            $      12.50  $    (0.11)  $      (0.46)  $    (0.57)  $       --   $      --   $       --
10/31/03                               11.93       (0.05)          2.75         2.70           --          --           --
10/31/04                               14.63       (0.13)          1.81         1.68           --       (0.08)       (0.08)
04/30/05(8)                            16.23        0.01           0.81         0.82           --       (0.70)       (0.70)

                                   NET                                                           RATIO OF
                                  ASSET                      NET         RATIO OF             NET INVESTMENT
                                  VALUE                     ASSETS       EXPENSES              INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF      TO AVERAGE            TO AVERAGE NET          PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD    NET ASSETS(4)(6)         ASSETS(4)(6)           TURNOVER
------------------------------  ----------  ----------    ----------  ----------------        --------------          ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                        CLASS A
11/01/01-10/31/02(7)            $    12.01       (3.92)%  $   17,225              1.95%(3)(5)          (0.13)%(3)(5)        117%
10/31/03                             14.82       23.40        63,803              1.95                  0.10                103
10/31/04                             16.56       12.31       165,924              1.95                 (0.12)               166
04/30/05(8)                          16.72        5.38       187,624              1.95(3)               0.77(3)              54
                                                        CLASS B
11/01/01-10/31/02(7)            $    11.94       (4.48)%  $    5,097              2.60%(3)(5)          (0.79)%(3)(5)        117%
10/31/03                             14.64       22.61         7,682              2.60                 (0.41)               103
10/31/04                             16.25       11.57        10,735              2.60                 (0.85)               166
04/30/05(8)                          16.38        5.03        12,225              2.60(3)               0.13(3)              54
                                                        CLASS C+
11/01/01-10/31/02(7)            $    11.93       (4.56)%  $   10,350              2.60%(3)(5)          (0.91)%(3)(5)        117%
10/31/03                             14.63       22.63        17,141              2.60                 (0.40)               103
10/31/04                             16.23       11.51        29,188              2.60                 (0.83)               166
04/30/05(8)                          16.35        4.98        33,135              2.60(3)               0.13(3)              54

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                          10/31/02(3)  10/31/03   10/31/04   04/30/05(3)(8)
                                          -----------  --------   --------   --------------
     Focused International Equity A              0.62%     0.50%      0.21%            0.09%
     Focused International Equity B              1.19      0.69       0.36             0.20
     Focused International Equity C+             0.83      0.57       0.26             0.13

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                          10/31/02   10/31/03   10/31/04   04/30/05(3)(8)
                                          --------   --------   --------   --------------
     Focused International Equity A           0.01%      0.01%      0.02%            0.07%
     Focused International Equity B           0.01       0.01       0.02             0.07
     Focused International Equity C+          0.01       0.01       0.02             0.07

(7)  Commencement of operations
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                             NET GAIN
                                                             (LOSS)
                                                            ON INVEST-                 DIVIDENDS
                                                 NET         MENTS          TOTAL        FROM       DISTRI-
                                 NET ASSET      INVEST-       (BOTH          FROM         NET        BUTION
                                   VALUE         MENT        REALIZED       INVEST-      INVEST-      FROM       TOTAL
            PERIOD               BEGINNING      INCOME         AND           MENT         MENT       CAPITAL    DISTRI-
            ENDED                OF PERIOD    (LOSS)(1)     UNREALIZED)   OPERATIONS     INCOME       GAINS     BUTIONS
------------------------------  ------------  ----------   ------------   ----------   ----------   --------   ---------
FOCUSED TECHNOLOGY PORTFOLIO
                                                        CLASS A
5/22/00-10/31/00(7)             $      12.50  $    (0.11)  $       3.13   $     3.02   $       --   $     --   $      --
10/31/01                               15.52       (0.08)        (11.49)      (11.57)          --         --          --
10/31/02                                3.95       (0.07)         (1.09)       (1.16)          --         --          --
10/31/03                                2.79       (0.07)          2.19         2.12           --         --          --
10/31/04                                4.91       (0.09)          0.54         0.45           --         --          --
04/30/05(8)                             5.36       (0.03)         (0.28)       (0.31)          --         --          --
                                                        CLASS B
5/22/00-10/31/00(7)             $      12.50  $    (0.17)  $       3.14   $     2.97   $       --   $     --   $      --
10/31/01                               15.47       (0.13)        (11.41)      (11.54)          --         --          --
10/31/02                                3.93       (0.09)         (1.09)       (1.18)          --         --          --
10/31/03                                2.75       (0.09)          2.15         2.06           --         --          --
10/31/04                                4.81       (0.12)          0.53         0.41           --         --          --
04/30/05(8)                             5.22       (0.05)         (0.27)       (0.32)          --         --          --
                                                        CLASS C+
5/22/00-10/31/00(7)             $      12.50  $    (0.17)  $       3.14   $     2.97   $       --   $     --   $      --
10/31/01                               15.47       (0.13)        (11.42)      (11.55)          --         --          --
10/31/02                                3.92       (0.09)         (1.08)       (1.17)          --         --          --
10/31/03                                2.75       (0.09)          2.15         2.06           --         --          --
10/31/04                                4.81       (0.12)          0.53         0.41           --         --          --
04/30/05(8)                             5.22       (0.05)         (0.27)       (0.32)          --         --          --

                                   NET                                                           RATIO OF
                                  ASSET                      NET         RATIO OF             NET INVESTMENT
                                  VALUE                     ASSETS       EXPENSES             INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF      TO AVERAGE            TO AVERAGE NET         PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD     NET ASSETS(4)             ASSETS(4)            TURNOVER
------------------------------  ----------  ----------    ----------  ----------------        --------------         ---------
FOCUSED TECHNOLOGY PORTFOLIO
                                                        CLASS A
5/22/00-10/31/00(7)             $    15.52       24.16%   $   89,371              1.97%(3)(5)          (1.30)%(3)(5)       176%
10/31/01                              3.95      (74.55)       28,327              1.97                 (1.12)              449
10/31/02                              2.79      (29.37)       18,034              1.97(6)              (1.77)(6)           262
10/31/03                              4.91       75.99        34,846              1.97(6)              (1.83)(6)           157
10/31/04                              5.36        9.16        37,852              1.97(6)              (1.86)(6)           159
04/30/05(8)                           5.05       (5.78)       35,690              1.97(3)(6)           (1.21)(3)(6)         42
                                                        CLASS B
5/22/00-10/31/00(7)             $    15.47       23.76%   $   70,073              2.62%(3)(5)          (1.97)%(3)(5)       176%
10/31/01                              3.93      (74.60)       20,658              2.62                 (1.77)              449
10/31/02                              2.75      (30.03)       13,368              2.62(6)              (2.42)(6)           262
10/31/03                              4.81       74.91        22,851              2.62(6)              (2.48)(6)           157
10/31/04                              5.22        8.52        25,969              2.62(6)              (2.50)(6)           159
04/30/05(8)                           4.90       (6.13)       22,986              2.62(3)(6)           (1.85)(3)(6)         42
                                                         CLASS C+
5/22/00-10/31/00(7)             $    15.47       23.76%   $   86,105              2.62%(3)(5)          (1.97)%(3)(5)       176%
10/31/01                              3.92      (74.66)       26,869              2.62                 (1.77)              449
10/31/02                              2.75      (29.85)       17,137              2.62(6)              (2.42)(6)           262
10/31/03                              4.81       74.91        28,490              2.62(6)              (2.48)(6)           157
10/31/04                              5.22        8.52        28,495              2.62(6)              (2.51)(6)           159
04/30/05(8)                           4.90       (6.13)       24,703              2.62(3)(6)           (1.85)(3)(6)         42

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                     10/31/00   10/31/01   10/31/02   10/31/03   10/31/04   04/30/05(3)(8)
                                     --------   --------   --------   --------   --------   --------------
     Focused Technology A                0.30%      0.18%      0.39%      0.48%      0.38%            0.22%
     Focused Technology B                0.31       0.16       0.43       0.52       0.43             0.26
     Focused Technology C+               0.31       0.13       0.40       0.47       0.39             0.23

(5) The ratio reflects an expense cap which is net of custody credits of 0.02% or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                     10/31/02  10/31/03   10/31/04   04/30/05(3)(8)
                                     --------  --------   --------   --------------
     Focused Technology A                  --%     0.08%      0.07%            0.02%
     Focused Technology B                  --      0.08       0.07             0.02
     Focused Technology C+                 --      0.08       0.07             0.02

(7)  Commencement of operations
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                             NET GAIN
                                                              (LOSS)
                                                            ON INVEST-                 DIVIDENDS
                                                 NET          MENTS          TOTAL        FROM       DISTRI-
                                  NET ASSET     INVEST-       (BOTH          FROM         NET        BUTION
                                    VALUE        MENT        REALIZED       INVEST-      INVEST-      FROM         TOTAL
            PERIOD                BEGINNING     INCOME         AND           MENT         MENT       CAPITAL      DISTRI-
            ENDED                 OF PERIOD    (LOSS)(1)    UNREALIZED)   OPERATIONS     INCOME       GAINS       BUTIONS
------------------------------  ------------  ----------   ------------   ----------   ----------   ----------   ----------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                          CLASS A
9/30/00                         $      11.87  $     0.23  $      (1.85)  $    (1.62)  $    (0.23)  $    (0.35)  $    (0.58)
9/30/01                                 9.67        0.23          0.73         0.96        (0.22)          --        (0.22)
9/30/02                                10.41        0.22         (0.72)       (0.50)       (0.20)          --        (0.20)
9/30/03                                 9.71        0.24          1.17         1.41        (0.37)          --        (0.37)
10/01/03-10/31/03*                     10.75        0.04          0.52         0.56           --           --           --
10/31/04                               11.31        0.23          0.98         1.21        (0.23)          --        (0.23)
04/30/05(5)                            12.29        0.13          0.31         0.44        (0.12)          --        (0.12)
                                                         CLASS B
9/30/00                         $      11.81  $     0.16  $      (1.84)  $    (1.68)  $    (0.16)  $    (0.35)  $    (0.51)
9/30/01                                 9.62        0.16          0.73         0.89        (0.16)          --        (0.16)
9/30/02                                10.35        0.15         (0.74)       (0.59)       (0.13)          --        (0.13)
9/30/03                                 9.63        0.18          1.17         1.35        (0.26)          --        (0.26)
10/01/03-10/31/03*                     10.72        0.03          0.52         0.55           --           --           --
10/31/04                               11.27        0.15          0.98         1.13        (0.15)          --        (0.15)
04/30/05(5)                            12.25        0.09          0.31         0.40        (0.08)          --        (0.08)
                                                         CLASS C+
9/30/00                         $      11.81  $     0.16  $      (1.84)  $    (1.68)  $    (0.16)  $    (0.35)  $    (0.51)
9/30/01                                 9.62        0.15          0.74         0.89        (0.16)          --        (0.16)
9/30/02                                10.35        0.15         (0.74)       (0.59)       (0.13)          --        (0.13)
9/30/03                                 9.63        0.18          1.16         1.34        (0.26)          --        (0.26)
10/01/03-10/31/03*                     10.71        0.03          0.53         0.56           --           --           --
10/31/04                               11.27        0.15          0.98         1.13        (0.15)          --        (0.15)
04/30/05(5)                            12.25        0.09          0.30         0.39        (0.08)          --        (0.08)

                                   NET                                                         RATIO OF
                                  ASSET                      NET          RATIO OF          NET INVESTMENT
                                  VALUE                     ASSETS        EXPENSES          INCOME (LOSS)
            PERIOD                END OF       TOTAL        END OF       TO AVERAGE         TO AVERAGE NET       PORTFOLIO
            ENDED                 PERIOD     RETURN(2)      PERIOD      NET ASSETS(3)         ASSETS(3)          TURNOVER
------------------------------  ----------  ----------    ----------  ----------------      --------------       ----------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                          CLASS A
9/30/00                         $     9.67      (14.09)%  $    8,732              0.95%               2.20%              57%
9/30/01                              10.41       10.04         7,983              0.95                2.10               59
9/30/02                               9.71       (5.07)        9,372              0.95                1.96               37
9/30/03                              10.75       14.69        45,639              0.95                2.41               20
10/01/03-10/31/03*                   11.31        5.21        50,263              0.95(4)             2.24(4)             0
10/31/04                             12.29       10.71        68,541              0.95                1.86               43
04/30/05(5)                          12.61        3.54        67,246              0.95(4)             2.01(4)            28
                                                          CLASS B
9/30/00                         $     9.62      (14.62)%  $   21,221              1.60%               1.56%              57%
9/30/01                              10.35        9.30        21,674              1.60                1.45               59
9/30/02                               9.63       (5.86)       20,670              1.60                1.31               37
9/30/03                              10.72       14.07        47,369              1.60                1.79               20
10/01/03-10/31/03*                   11.27        5.13        53,628              1.60(4)             1.59(4)             0
10/31/04                             12.25       10.01        59,128              1.60                1.21               43
04/30/05(5)                          12.57        3.22        58,207              1.60(4)             1.35(4)            28
                                                         CLASS C+
9/30/00                         $     9.62      (14.62)%  $   24,110              1.60%               1.50%              57%
9/30/01                              10.35        9.30        21,793              1.60                1.45               59
9/30/02                               9.63       (5.86)       19,568              1.60                1.30               37
9/30/03                              10.71       13.96        69,059              1.60                1.77               20
10/01/03-10/31/03*                   11.27        5.23        79,071              1.60(4)             1.59(4)             0
10/31/04                             12.25       10.01       101,720              1.60                1.21               43
04/30/05(5)                          12.56        3.13       102,198              1.60(4)             1.36(4)            28

*    The Portfolio changed its fiscal year end from September 30 to October 31.
(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements.
(3)  Net of the following expense reimbursements (based on average net assets):

                                           9/30/00    9/30/01    9/30/02    9/30/03   10/31/04   04/30/05(4)(5)
                                           -------    -------    -------    -------   --------   --------------
     Focused Dividend Strategy Class A        0.34%      0.36%      0.29%      0.16%      0.13%            0.08%
     Focused Dividend Strategy Class B        0.30       0.25       0.24       0.16       0.15             0.08
     Focused Dividend Strategy Class C+       0.27       0.27       0.23       0.14       0.13             0.07

(4)  Annualized
(5)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FOCUSED EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Portfolios               89.8%
International Equity Portfolios          10.4
                                        -----
                                        100.2%
                                        =====

* Calculated as a percentage of net assets.

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                             VALUE
         SECURITY DESCRIPTION                               SHARES          (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.2%
DOMESTIC EQUITY PORTFOLIOS--89.8%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                               4,175,021     $    67,718,839
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                               5,138,832         101,337,771
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                   10,206,539         167,183,106
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                    10,955,035         165,968,775
                                                                         ---------------
TOTAL DOMESTIC EQUITY PORTFOLIOS
  (cost $488,325,632)                                                        502,208,491
                                                                         ---------------
INTERNATIONAL EQUITY PORTFOLIOS--10.4%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A
    (cost $54,121,721)                                     3,482,221          58,222,734
                                                                         ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $542,447,353)(1)                                       100.2%        560,431,225
Liabilities in excess of other assets                           (0.2)         (1,208,914)
                                                          ----------     ---------------
NET ASSETS                                                     100.0%    $   559,222,311
                                                          ==========     ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual
  Funds some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Portfolios               70.5%
Fixed Income Funds                       18.9
International Equity Portfolios          10.4
                                         ----
                                         99.8%
                                         ====

* Calculated as a percentage of net assets.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                             VALUE
         SECURITY DESCRIPTION                               SHARES          (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.8%
DOMESTIC EQUITY PORTFOLIOS--70.5%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                               4,024,828     $    65,282,711
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                               3,514,305          69,302,094
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+                                    3,923,777          62,505,765
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                    3,624,335          59,366,600
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                     4,152,020          62,903,096
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Growth
    Portfolio, Class A+                                    3,516,207          69,093,472
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Value
    Portfolio, Class A+                                    3,339,915          67,599,873
                                                                         ---------------
TOTAL DOMESTIC EQUITY PORTFOLIOS
  (cost $417,223,800)                                                        456,053,611
                                                                         ---------------
FIXED INCOME FUNDS--18.9%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                6,011,767          61,320,028
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                5,406,595          61,040,462
                                                                         ---------------
TOTAL FIXED INCOME FUNDS
  (cost $123,064,157)                                                        122,360,490
                                                                         ---------------
INTERNATIONAL EQUITY PORTFOLIOS--10.4%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A
    (cost $61,289,487)                                     4,017,558          67,173,575
                                                                         ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $601,577,444)(1)                                        99.8%        645,587,676
Other assets less liabilities                                    0.2           1,461,824
                                                           ---------     ---------------
NET ASSETS                                                     100.0%    $   647,049,500
                                                           =========     ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED BALANCED STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Portfolios             59.1%
Fixed Income Funds                     34.6
International Equity Portfolios         6.3
                                      -----
                                      100.0%
                                      =====

* Calculated as a percentage of net assets.

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                             VALUE
         SECURITY DESCRIPTION                               SHARES          (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY PORTFOLIOS--59.1%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                               2,423,606     $    39,310,895
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                               2,798,585          55,188,101
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                    5,900,863          96,656,140
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                     5,908,503          89,513,827
                                                                         ---------------
TOTAL DOMESTIC EQUITY PORTFOLIOS
  (cost $268,609,798)                                                        280,668,963
                                                                         ---------------
FIXED INCOME FUNDS--34.6%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                8,085,811          82,475,270
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                7,238,974          81,728,016
                                                                         ---------------
TOTAL FIXED INCOME FUNDS
  (cost $165,419,728)                                                        164,203,286
                                                                         ---------------
INTERNATIONAL EQUITY PORTFOLIOS--6.3%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A
    (cost $27,509,525)                                     1,802,028          30,129,910
                                                                         ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $461,539,051)(1)                                       100.0%        475,002,159
Liabilities in excess of other assets                            0.0             (84,819)
                                                           ---------     ---------------
NET ASSETS                                                     100.0%    $   474,917,340
                                                           =========     ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Fixed Income Funds                  67.4%
Domestic Equity Portfolios          28.2
International Equity Portfolios      4.2
                                    ----
                                    99.8%
                                    ====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                             VALUE
         SECURITY DESCRIPTION                               SHARES          (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.8%
DOMESTIC EQUITY PORTFOLIOS--28.2%
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                      788,562     $    12,916,638
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                       805,537          12,203,892
                                                                         ---------------
TOTAL DOMESTIC EQUITY PORTFOLIOS
  (cost $24,325,047)                                                          25,120,530
                                                                         ---------------
FIXED INCOME FUNDS--67.4%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                1,420,864          14,492,808
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                2,154,900          24,328,822
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                     1,551,341           6,717,307
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                               1,523,633          14,489,746
                                                                         ---------------
TOTAL FIXED INCOME FUNDS
  (cost $60,056,942)                                                          60,028,683
                                                                         ---------------
INTERNATIONAL EQUITY PORTFOLIOS--4.2%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A
    (cost $3,349,887)                                        221,183           3,698,183
                                                                         ---------------
TOTAL LONG-TERM INVESTMENTS SECURITIES
  (cost $87,731,876)(1)                                         99.8%         88,847,396
Other assets less liabilities                                    0.2             161,081
                                                           ---------     ---------------
NET ASSETS                                                     100.0%    $    89,008,477
                                                           =========     ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG
  SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED FIXED INCOME STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Fixed Income Funds                  91.5%
Domestic Equity Portfolios           9.9
                                   -----
                                   101.4%
                                   =====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                             VALUE
         SECURITY DESCRIPTION                               SHARES          (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--101.4%
DOMESTIC EQUITY PORTFOLIOS--9.9%
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+
    (cost $3,630,901)                                        235,598     $     3,753,081
                                                                         ---------------
FIXED INCOME FUNDS--91.5%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                  756,228           7,713,528
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                1,357,820          15,329,793
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                       950,641           4,116,277
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                                 809,042           7,693,994
                                                                         ---------------
TOTAL FIXED INCOME FUNDS
  (cost $34,635,909)                                                          34,853,592
                                                                         ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $38,266,810)(1)                                        101.4%         38,606,673
Liabilities in excess of other assets                           (1.4)           (520,426)
                                                           ---------     ---------------
NET ASSETS                                                     100.0%    $    38,086,247
                                                           =========     ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Pharmaceuticals                           10.2%
Internet Content                           7.9
Health Services                            7.4
Housing & Household Durables               7.0
Transportation                             6.5
Medical Products                           6.2
Insurance                                  5.7
Repurchase Agreements                      5.6
Conglomerate                               4.7
Telecommunications                         4.4
Retail                                     3.4
Business Services                          3.2
Food, Beverage & Tobacco                   3.2
Computer Software                          3.0
Aerospace & Military Technology            2.8
Broadcasting & Media                       2.8
Energy Services                            2.8
Household & Personal Products              2.7
Leisure & Tourism                          2.7
Machinery                                  2.7
Automotive                                 2.4
Chemicals                                  2.2
Education                                  2.0
Restaurants                                2.0
U.S. Government Agencies                   0.5
                                         -----
                                         104.0%
                                         =====

* Calculated as a percentage of net assets.

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                     SHARES       (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--97.9%
AEROSPACE & MILITARY TECHNOLOGY--2.8%
  General Dynamics Corp.                                       426,300   $      44,782,815
                                                                         -----------------
AUTOMOTIVE--2.4%
  Harley-Davidson, Inc.                                        800,000          37,616,000
                                                                         -----------------
BROADCASTING & MEDIA--2.8%
  News Corp., Class A                                        2,855,800          43,636,624
                                                                         -----------------
BUSINESS SERVICES--3.2%
  Accenture, Ltd., Class A+                                  2,300,000          49,910,000
                                                                         -----------------
CHEMICALS--2.2%
  Lyondell Chemical Co.                                      1,383,500          34,712,015
                                                                         -----------------
CONGLOMERATE--4.7%
  General Electric Co.                                       2,043,574          73,977,379
                                                                         -----------------
COMPUTER SOFTWARE--3.0%
  Microsoft Corp.                                            1,893,000          47,892,900
                                                                         -----------------
EDUCATION--2.0%
  Apollo Group, Inc., Class A+                                 443,500          31,985,220
                                                                         -----------------
ENERGY SERVICES--2.8%
  Transocean, Inc.+                                            943,400          43,745,458
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--3.2%
  Coca-Cola Co.                                              1,179,000          51,215,760
                                                                         -----------------
HEALTH SERVICES--7.4%
  UnitedHealth Group, Inc.                                   1,236,407         116,852,826
                                                                         -----------------
HOUSEHOLD & PERSONAL PRODUCTS--2.7%
  Procter & Gamble Co.                                         777,188          42,084,730
                                                                         -----------------
HOUSING & HOUSEHOLD DURABLES--7.0%
  Lennar Corp., Class A                                      1,521,336          78,303,164
  Pulte Homes, Inc.                                            461,800          32,995,610
                                                                         -----------------
                                                                               111,298,774
                                                                         -----------------
INSURANCE--5.7%
  AFLAC, Inc.                                                1,183,700          48,117,405
  Wellpoint, Inc.+                                             330,300          42,195,825
                                                                         -----------------
                                                                                90,313,230
                                                                         -----------------
INTERNET CONTENT--7.9%
  eBay, Inc.+                                                2,589,500          82,164,835
  Yahoo!, Inc.+                                              1,239,300          42,768,243
                                                                         -----------------
                                                                               124,933,078
                                                                         -----------------
LEISURE & TOURISM--2.7%
  Hilton Hotels Corp.                                        1,974,300          43,098,969
                                                                         -----------------
MACHINERY--2.7%
  Caterpillar, Inc.                                            485,700          42,765,885
                                                                         -----------------
MEDICAL PRODUCTS--6.2%
  Medtronic, Inc.                                            1,092,100          57,553,670
  Zimmer Holdings, Inc.+                                       506,665          41,252,664
                                                                         -----------------
                                                                                98,806,334
                                                                         -----------------
PHARMACEUTICALS--10.2%
  Genentech, Inc.+                                           1,522,450         108,002,603
  Pfizer, Inc.                                               1,962,153          53,311,697
                                                                         -----------------
                                                                               161,314,300
                                                                         -----------------
RESTAURANTS--2.0%
  Starbucks Corp.+                                             622,481          30,825,259
                                                                         -----------------
RETAIL--3.4%
  Wal-Mart Stores, Inc.                                      1,137,400          53,617,036
                                                                         -----------------
TELECOMMUNICATIONS--4.4%
  QUALCOMM, Inc.                                             2,012,324          70,209,984
                                                                         -----------------

                                                          SHARES/
                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
TRANSPORTATION--6.5%
  FedEx Corp.                                                  725,051   $      61,593,083
  United Parcel Service, Inc.,
    Class B                                                    580,000          41,359,800
                                                                         -----------------
                                                                               102,952,883
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,392,396,690)                                                      1,548,547,459
                                                                         -----------------
SHORT-TERM INVESTMENT SECURITIES--0.5%
U.S. GOVERNMENT AGENCIES--0.5%
  Federal Home Loan Mtg.
    Disc. Notes
    3.00% due 07/26/05                               $       2,500,000           2,482,705
  Federal National Mtg. Assoc
    Disc. Notes
    2.98% due 07/11/05                                       4,600,000           4,573,794
                                                                         -----------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $7,057,520)                                                              7,056,499
                                                                         -----------------
REPURCHASE AGREEMENTS--5.6%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be
    repurchased 05/02/05 in
    the amount of $89,219,293
    and collateralized by
    $90,435,000 of United
    States Treasury Notes,
    bearing interest at 3.75%,
    due 03/31/07 and having
    an approximate value of
    $91,000,219
    (cost $89,210,000)                                      89,210,000          89,210,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $1,488,664,210)(1)                                       104.0%      1,644,813,958
Liabilities in excess of
  other assets                                                    (4.0)        (63,381,424)
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $   1,581,432,534
                                                     =================   =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Internet Content                          12.8%
Health Services                            9.8
Broadcasting & Media                       9.0
Electronics                                8.0
Pharmaceuticals                            5.7
U.S. Government Agencies                   5.6
Automotive                                 5.1
Repurchase Agreements                      5.1
Computers & Business Equipment             5.0
Medical Products                           5.0
Internet Software                          3.9
Energy Sources                             3.7
Leisure & Tourism                          3.7
Entertainment Products                     3.2
Computer Software                          2.8
Manufacturing                              2.8
Conglomerate                               2.5
Banks                                      2.3
Retail                                     1.8
Energy Services                            1.4
Business Services                          0.0
                                          ----
                                          99.2%
                                          ====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                   SHARES         (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--88.5%
AUTOMOTIVE--5.1%
  Advanced Auto Parts, Inc.+                                   350,000   $      18,672,500
                                                                         -----------------
BANKS--2.3%
  Bank of America Corp.                                        190,000           8,557,600
                                                                         -----------------
BROADCASTING & MEDIA--9.0%
  Echostar Communications Corp.,
    Class A                                                    285,000           8,250,750
  News Corp., Class A                                          673,200          10,286,496
  XM Satellite Radio Holdings,
    Inc., Class A+                                             509,415          14,131,172
                                                                         -----------------
                                                                                32,668,418
                                                                         -----------------
BUSINESS SERVICES--0.0%
  FutureLink Corp.+(3)(4)                                        1,785                   0
                                                                         -----------------
COMPUTERS & BUSINESS EQUIPMENT--5.0%
  Apple Computer, Inc.+                                        504,420          18,189,385
                                                                         -----------------
CONGLOMERATE--2.5%
  Dover Corp.                                                  250,000           9,090,000
                                                                         -----------------
COMPUTER SOFTWARE--2.8%
  Oracle Corp.+                                                875,000          10,115,000
                                                                         -----------------
ELECTRONICS--8.0%
  Activision, Inc.+                                            601,200           8,693,352
  FormFactor, Inc.+                                            111,500           2,546,660
  Lam Research Corp.+                                          350,000           8,977,500
  Tessera Technologies, Inc.+                                  338,339           8,986,284
                                                                         -----------------
                                                                                29,203,796
                                                                         -----------------
ENERGY SERVICES--1.4%
  Transocean, Inc.+                                            113,000           5,239,810
                                                                         -----------------
ENERGY SOURCES--3.7%
  Forest Oil Corp.+                                            348,800          13,439,265
                                                                         -----------------
ENTERTAINMENT PRODUCTS--3.2%
  Lions Gate Entertainment Corp.+                            1,212,100          11,708,886
                                                                         -----------------
HEALTH SERVICES--9.8%
  AMERIGROUP Corp.+                                            463,600          16,281,632
  UnitedHealth Group, Inc.                                     204,680          19,344,307
                                                                         -----------------
                                                                                35,625,939
                                                                         -----------------
INTERNET CONTENT--12.8%
  aQuantive, Inc.+                                           1,101,200          12,223,320
  eBay, Inc.+                                                  339,600          10,775,508
  Google, Inc., Class A+                                        85,370          18,781,400
  Yahoo!, Inc.+                                                145,400           5,017,754
                                                                         -----------------
                                                                                46,797,982
                                                                         -----------------
INTERNET SOFTWARE--3.9%
  Macromedia, Inc.+                                            358,900          14,216,029
                                                                         -----------------
LEISURE & TOURISM--3.7%
  Starwood Hotels & Resorts
    Worldwide, Inc.                                            246,300          13,383,942
                                                                         -----------------
MANUFACTURING--2.8%
  Roper Industries, Inc.                                       150,000          10,150,500
                                                                         -----------------
MEDICAL PRODUCTS--5.0%
  Johnson & Johnson                                            150,000          10,294,500
  Zimmer Holdings, Inc.+                                       100,000           8,142,000
                                                                         -----------------
                                                                                18,436,500
                                                                         -----------------

                                                          SHARES/
                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
  Celgene Corp.+                                               408,240   $      15,476,378
  Medicines Co.+                                               250,000           5,337,500
                                                                         -----------------
                                                                                20,813,878
                                                                         -----------------
RETAIL--1.8%
  Abercrombie & Fitch Co.,
    Class A                                                    119,100           6,425,445
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $269,834,588)                                                          322,734,875
                                                                         -----------------
SHORT-TERM INVESTMENT SECURITIES--5.6%
U.S. GOVERNMENT AGENCIES--5.6%
  Federal National Mtg. Assoc.
    Disc. Notes
    2.84% due 05/02/05
    (cost $20,298,393)                               $      20,300,000          20,298,393
                                                                         -----------------
REPURCHASE AGREEMENTS--5.1%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                              996,000             996,000
  UBS Securities, LLC
    Joint Repurchase Agreement(2)                           13,000,000          13,000,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $4,462,465 and collateralized
    by $4,525,000 of United
    States Treasury Notes,
    bearing interest at 3.75%,
    due 03/31/07 and having
    an approximate value of
    $4,553,281                                               4,462,000           4,462,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $18,458,000)                                                            18,458,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $308,590,981)(1)                                          99.2%        361,491,268
Other assets less liabilities                                      0.8           3,087,510
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     364,578,778
                                                     =================   =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
(3) Security obtained prior to Portfolio merger and change in investment technique
(4) Illiquid security

See Notes to Financial Statements

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Health Services                           12.0%
Retail                                     8.7
Financial Services                         8.6
Medical Products                           7.6
Business Services                          6.1
Electronics                                5.6
Pharmaceuticals                            5.6
Insurance                                  4.9
Leisure & Tourism                          4.5
Energy Services                            3.9
Repurchase Agreements                      3.1
Communication Equipment                    2.9
Energy Sources                             2.8
Housing & Household Durables               2.7
Internet Content                           2.6
Transportation                             2.6
Restaurants                                2.5
Household & Personal Products              1.8
Automotive                                 1.6
Computer Software                          1.6
Food, Beverage & Tobacco                   1.5
Internet Software                          1.4
Computers & Business Equipment             1.3
Education                                  1.2
Manufacturing                              1.2
Banks                                      1.0
Machinery                                  0.8
                                         -----
                                         100.1%
                                         =====

* Calculated as a percentage of net assets.

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                   SHARES         (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--97.0%
AUTOMOTIVE--1.6%
  CarMax, Inc.+                                                200,000   $       5,456,000
                                                                         -----------------
BANKS--1.0%
  Signature Bank+                                              140,300           3,455,589
                                                                         -----------------
BUSINESS SERVICES--6.1%
  Central European
    Distribution Corp.+                                        137,761         5,113,688
  ChoicePoint, Inc.+                                           160,000           6,315,200
  Digital River, Inc.+                                         172,160           4,579,456
  Hewitt Associates, Inc., Class A+                            175,000           4,656,750
                                                                         -----------------
                                                                                20,665,094
                                                                         -----------------
COMMUNICATION EQUIPMENT--2.9%
  Foundry Networks, Inc.+                                      556,600           4,675,440
  Ixia+                                                        320,000           5,123,200
                                                                         -----------------
                                                                                 9,798,640
                                                                         -----------------
COMPUTERS & BUSINESS EQUIPMENT--1.3%
  M-Systems Flash Disk
    Pioneers, Ltd.+                                            227,898           4,318,667
                                                                         -----------------
COMPUTER SOFTWARE--1.6%
  Hyperion Solutions Corp.+                                    130,300           5,299,301
                                                                         -----------------
EDUCATION--1.2%
  Universal Technical
    Institute, Inc.+                                           120,000           4,189,200
                                                                         -----------------
ELECTRONICS--5.6%
  Emulex Corp.+                                                311,200           4,832,936
  FormFactor, Inc.+                                            233,400           5,330,856
  Sigmatel, Inc.+                                              169,672           4,443,710
  Sonic Solutions+                                             280,723           4,123,821
                                                                         -----------------
                                                                                18,731,323
                                                                         -----------------
ENERGY SERVICES--3.9%
  Grey Wolf, Inc.+                                           1,104,300           6,625,800
  Veritas DGC, Inc.+                                           251,839           6,447,078
                                                                         -----------------
                                                                                13,072,878
                                                                         -----------------
ENERGY SOURCES--2.8%
  Comstock Resources, Inc.+                                    124,500           3,149,850
  Encore Acquisition Co.+                                      170,000           6,242,400
                                                                         -----------------
                                                                                 9,392,250
                                                                         -----------------
FINANCIAL SERVICES--8.6%
  Affiliated Managers
    Group, Inc.+                                                83,900           5,246,267
  Chicago Mercantile Exchange                                   35,000           6,843,200
  Euronet Worldwide, Inc.+                                     222,655           6,581,682
  First Marblehead Corp.+                                      175,000           6,742,750
  Jefferies Group, Inc.                                        100,000           3,620,000
                                                                         -----------------
                                                                                29,033,899
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--1.5%
  United Natural Foods, Inc.+                                  194,500           5,212,600
                                                                         -----------------
HEALTH SERVICES--12.0%
  AMERIGROUP Corp.+                                            300,000          10,536,000
  Centene Corp.+                                               234,800           6,539,180
  LCA Vision, Inc.                                             199,278           7,809,705
  Manor Care, Inc.                                             200,000           6,670,000
  SFBC International, Inc.+                                    111,678           3,484,353
  United Surgical Partners
    International, Inc.+                                       123,400           5,460,450
                                                                         -----------------
                                                                                40,499,688
                                                                         -----------------
HOUSEHOLD & PERSONAL PRODUCTS--1.8%
  Jarden Corp.+                                                135,900   $       6,070,653
                                                                         -----------------
HOUSING & HOUSEHOLD DURABLES--2.7%
  Toll Brothers, Inc.+                                         120,000           9,096,000
                                                                         -----------------
INSURANCE--4.9%
  Arch Capital Group, Ltd.+                                    250,000           9,997,500
  Axis Capital Holdings, Ltd.                                  250,000           6,650,000
                                                                         -----------------
                                                                                16,647,500
                                                                         -----------------
INTERNET CONTENT--2.6%
  aQuantive, Inc.+                                             531,988           5,905,067
  Audible, Inc.+                                               231,831           2,972,073
                                                                         -----------------
                                                                                 8,877,140
                                                                         -----------------
INTERNET SOFTWARE--1.4%
  Websense, Inc.+                                               87,500           4,641,875
                                                                         -----------------
LEISURE & TOURISM--4.5%
  Kerzner International, Ltd.+                                 120,000           6,610,800
  Wynn Resorts, Ltd.+                                          160,000           8,470,400
                                                                         -----------------
                                                                                15,081,200
                                                                         -----------------
MACHINERY--0.8%
  TurboChef Technologies, Inc.+                                264,564           2,754,111
                                                                         -----------------
MANUFACTURING--1.2%
  Ceradyne, Inc.+                                              199,250           3,957,105
                                                                         -----------------
MEDICAL PRODUCTS--7.6%
  Advanced Medical Optics, Inc.+                               149,700           5,535,906
  American Medical Systems
    Holdings, Inc.+                                            355,900           6,214,014
  Edwards Lifesciences Corp.+                                  200,000           8,808,000
  Intuitive Surgical, Inc.+                                    121,240           5,206,046
                                                                         -----------------
                                                                                25,763,966
                                                                         -----------------
PHARMACEUTICALS--5.6%
  Bone Care International, Inc.+                               120,000           3,097,200
  Connetics Corp.+                                             262,100           5,695,433
  Kos Pharmaceuticals, Inc.+                                   100,000           4,817,000
  United Therapeutics Corp.+                                   109,812           5,269,878
                                                                         -----------------
                                                                                18,879,511
                                                                         -----------------
RESTAURANTS--2.5%
  Cheesecake Factory, Inc.+                                     90,000           2,762,100
  RARE Hospitality
    International, Inc.+                                       208,600           5,803,252
                                                                         -----------------
                                                                                 8,565,352
                                                                         -----------------
RETAIL--8.7%
  Aeropostale, Inc.+                                           207,000           5,781,510
  Build-A-Bear Workshop, Inc.+                                 160,000           4,289,600
  Cabela's Inc., Class A+                                      170,000           3,388,100
  Hot Topic, Inc.+                                             331,800           6,632,682
  Select Comfort Corp.+                                        170,000           3,760,400
  Urban Outfitters, Inc.+                                      124,956           5,535,551
                                                                         -----------------
                                                                                29,387,843
                                                                         -----------------
TRANSPORTATION--2.6%
  C.H. Robinson Worldwide, Inc.                                 80,000           4,128,000
  Overnite Corp.                                               158,900           4,763,822
                                                                         -----------------
                                                                                 8,891,822
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $282,355,595)                                                          327,739,207
                                                                         -----------------

                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.1%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $6,164,642 and collateralized
    by $4,500,000 of United States
    Treasury Bonds, bearing
    interest at 8.13%, due
    08/15/19 and having an
    approximate value of
    $6,296,795                                       $       6,164,000   $       6,164,000
  Agreement with UBS
    Securities, LLC, bearing interest
    at 2.75%, dated 04/29/05, to
    be repurchased 05/02/05 in
    the amount of $4,380,004 and
    collateralized by $4,455,000 of
    Federal Home Loan Bank
    Bonds, bearing interest at
    3.63%, due 01/15/08 and
    having an approximate value
    of $4,468,352                                            4,379,000           4,379,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $10,543,000)                                                            10,543,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $292,898,595)(1)                                         100.1%        338,282,207
Liabilities in excess of other assets                             (0.1)           (471,687)
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     337,810,520
                                                     =================   =================

----------
+ Non-income producing securities
(1) See note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED LARGE CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Energy Sources                            12.8%
Food, Beverage & Tobacco                  12.8
Pharmaceuticals                           11.7
Banks                                     11.2
Financial Services                         9.0
Electronics                                7.5
Broadcasting & Media                       4.2
Telecommunications                         4.1
Insurance                                  3.5
Retail                                     3.5
Business Services                          3.1
Machinery                                  3.1
Computers & Business Equipment             2.9
Computer Software                          2.9
Health Services                            2.9
Metals & Mining                            2.9
Time Deposits                              1.3
Repurchase Agreements                      0.4
                                          ----
                                          99.8%
                                          ====

* Calculated as a percentage of net assets.

FOCUSED LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                   SHARES         (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--98.1%
BANKS--11.2%
  Bank of America Corp.                                        625,600   $      28,177,024
  Washington Mutual, Inc.                                      312,500          12,912,500
  Wells Fargo & Co.                                            266,500          15,974,010
                                                                         -----------------
                                                                                57,063,534
                                                                         -----------------
BROADCASTING & MEDIA--4.2%
  Comcast Corp., Class A+                                      663,300          21,298,563
                                                                         -----------------
BUSINESS SERVICES--3.1%
  Monsanto Co.                                                 270,000          15,827,400
                                                                         -----------------
COMPUTERS & BUSINESS EQUIPMENT--2.9%
  Xerox Corp.+                                               1,110,000          14,707,500
                                                                         -----------------
COMPUTER SOFTWARE--2.9%
  Oracle Corp.+                                              1,290,000          14,912,400
                                                                         -----------------
ELECTRONICS--7.5%
  Lam Research Corp.+                                          647,900          16,618,635
  Rockwell Automation, Inc.                                    290,000          13,406,700
  Teradyne, Inc.+                                              752,300           8,290,346
                                                                         -----------------
                                                                                38,315,681
                                                                         -----------------
ENERGY SOURCES--12.8%
  Burlington Resources, Inc.                                   320,000          15,555,200
  ConocoPhillips                                               319,600          33,510,060
  Valero Energy Corp.                                          230,000          15,761,900
                                                                         -----------------
                                                                                64,827,160
                                                                         -----------------
FINANCIAL SERVICES--9.0%
  Citigroup, Inc.                                              189,800           8,913,008
  Fannie Mae@                                                  294,800          15,904,460
  Freddie Mac                                                  343,200          21,113,664
                                                                         -----------------
                                                                                45,931,132
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--12.8%
  Altria Group, Inc.                                           455,100          29,576,949
  Archer-Daniels-Midland Co.                                   700,000          12,593,000
  PepsiCo, Inc.                                                235,000          13,075,400
  UST, Inc.                                                    211,000           9,663,800
                                                                         -----------------
                                                                                64,909,149
                                                                         -----------------
HEALTH SERVICES--2.9%
  Quest Diagnostics, Inc.                                      138,020          14,602,516
                                                                         -----------------
INSURANCE--3.5%
  Aetna, Inc.                                                  240,000          17,608,800
                                                                         -----------------
MACHINERY--3.1%
  Caterpillar, Inc.                                            181,000          15,937,050
                                                                         -----------------
METALS & MINING--2.9%
  Nucor Corp.                                                  290,000          14,819,000
                                                                         -----------------

                                                          SHARES/
                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
PHARMACEUTICALS--11.7%
  Medco Health Solutions, Inc.+                                393,100   $      20,036,307
  Pfizer, Inc.                                               1,459,500          39,654,615
                                                                         -----------------
                                                                                59,690,922
                                                                         -----------------
RETAIL--3.5%
  J.C. Penny Co., Inc. -
    Holding Co.                                                370,000          17,541,700
                                                                         -----------------
TELECOMMUNICATIONS--4.1%
  AT&T Corp.                                                   549,700          10,515,761
  SBC Communications, Inc.                                     430,000          10,234,000
                                                                         -----------------
                                                                                20,749,761
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $471,208,584)                                                          498,742,268
                                                                         -----------------
SHORT-TERM INVESTMENT SECURITIES--1.3%
TIME DEPOSITS--1.3%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    2.25% due 05/02/05
    (cost $6,598,000)                                $       6,598,000           6,598,000
                                                                         -----------------
REPURCHASE AGREEMENTS--0.4%
  UBS Warburg, LLC Joint
    Repurchase Agreement(2)                                  1,865,000           1,865,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $128,013 and collateralized
    by $115,000 of United States
    Treasury Bonds, bearing
    interest at 5.50%, due 08/15/28
    and having an approximate
    value of $131,064                                          128,000             128,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,993,000)                                                              1,993,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $479,799,584)(1)                                          99.8%        507,333,268
Other assets less liabilities                                      0.2             897,501
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     508,230,769
                                                     =================   =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURE CONTRACTS

                                                                                                    UNREALIZED
    NUMBER                                                                        VALUE AS OF      APPRECIATION
 OF CONTRACTS      DESCRIPTION      EXPIRATION DATE     VALUE AT TRADE DATE     APRIL 30, 2005    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
   16 Long        S&P 500 Index        June 2005            $ 4,913,012           $ 4,634,000       $ (279,012)
                                                                                                    ==========

See Notes to Financial Statements

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Repurchase Agreements                      8.6%
Banks                                      8.5
Energy Sources                             7.5
Conglomerate                               6.5
Automotive                                 6.1
Financial Services                         6.0
Real Estate Companies                      5.3
Aerospace & Military Technology            3.7
Food, Beverage & Tobacco                   3.7
Energy Services                            3.6
Chemicals                                  3.5
Retail                                     3.5
Pharmaceuticals                            3.3
Transportation                             3.3
Apparel & Textiles                         3.2
Real Estate Investment Trusts              3.2
Broadcasting & Media                       3.1
Business Services                          3.1
Electronics                                3.0
Insurance                                  3.0
Metals & Mining                            3.0
Telecommunications                         2.8
Machinery                                  2.5
Computer Software                          0.0
                                         -----
                                         100.0%
                                         =====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                   SHARES         (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--91.4%
AEROSPACE & MILITARY TECHNOLOGY--3.7%
  Northrop Grumman Corp.@                                      408,000   $      22,374,720
                                                                         -----------------
APPAREL & TEXTILES--3.2%
  V. F. Corp.                                                  343,000          19,410,370
                                                                         -----------------
AUTOMOTIVE -- 6.1%
  AutoZone, Inc.+                                              256,700          21,306,100
  Toyota Motor Corp.(2)                                        435,000          15,763,584
                                                                         -----------------
                                                                                37,069,684
                                                                         -----------------
BANKS--8.5%
  Golden West Financial Corp.                                  205,100          12,783,883
  North Fork Bancorp., Inc.                                    626,450          17,634,568
  SunTrust Banks, Inc.                                         290,700          21,171,681
                                                                         -----------------
                                                                                51,590,132
                                                                         -----------------
BROADCASTING & MEDIA--3.1%
  Clear Channel
    Communications, Inc.                                       242,000           7,729,480
  Liberty Media International, Inc.+                           267,860          11,108,154
                                                                         -----------------
                                                                                18,837,634
                                                                         -----------------
BUSINESS SERVICES--3.1%
  Republic Services, Inc.                                      546,366          18,904,264
                                                                         -----------------
CHEMICALS--3.5%
  du Pont (E.I.) de Nemours & Co.                              446,600          21,039,326
                                                                         -----------------
CONGLOMERATE--6.5%
  Hutchison Whampoa, Ltd.+(2)                                4,392,000          39,390,776
                                                                         -----------------
COMPUTER SOFTWARE--0.0%
  Computer Associates
    International, Inc.                                            321               8,635
                                                                         -----------------
ELECTRONICS--3.0%
  AVX Corp.                                                  1,683,700          18,335,493
                                                                         -----------------
ENERGY SERVICES--3.6%
  Unocal Corp.                                                 402,600          21,961,830
                                                                         -----------------
ENERGY SOURCES--7.5%
  Devon Energy Corp.                                           370,500          16,735,485
  Encana Corp.                                                 446,100          28,487,946
                                                                         -----------------
                                                                                45,223,431
                                                                         -----------------
FINANCIAL SERVICES--6.0%
  CIT Group, Inc.                                              437,400          17,618,472
  Freddie Mac                                                  219,900          13,528,248
  Instinet Group, Inc.+                                      1,000,000           5,250,000
                                                                         -----------------
                                                                                36,396,720
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--3.7%
  Kraft Foods, Inc., Class A@                                  684,709          22,191,419
                                                                         -----------------
INSURANCE--3.0%
  Assurant, Inc.                                               537,700          17,792,493
                                                                         -----------------
MACHINERY--2.5%
  Alamo Group, Inc.                                            797,209          15,266,552
                                                                         -----------------
METALS & MINING--3.0%
  POSCO Sponsored ADR                                          397,600          18,102,728
                                                                         -----------------
PHARMACEUTICALS--3.3%
  Sankyo Co., Ltd.(2)                                          949,800          19,696,565
                                                                         -----------------
REAL ESTATE COMPANIES--5.3%
  Forest City Enterprises, Inc.,
    Class A                                                    508,850          32,133,878
                                                                         -----------------

                                                          SHARES/
                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.2%
  Catellus Development Corp.                                   708,466   $      19,624,508
                                                                         -----------------
RETAIL--3.5%
  Wal-Mart Stores, Inc.                                        446,400          21,043,296
                                                                         -----------------
TELECOMMUNICATIONS--2.8%
  ALLTEL Corp.                                                 292,500          16,660,800
                                                                         -----------------
TRANSPORTATION--3.3%
  United Parcel Service, Inc.,
    Class B                                                    281,826          20,097,012
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $483,062,350)                                                          553,152,266
                                                                         -----------------
REPURCHASE AGREEMENTS--8.6%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.65%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $26,651,664 and collateralized
    by $22,330,000 of United
    States Treasury Bonds,
    bearing interest at 6.25%,
    due 08/15/23 and having
    an approximate value of
    $27,182,108                                      $      26,648,000          26,648,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.65%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $19,411,669 and collateralized
    by $19,805,000 of United
    States Treasury Notes,
    bearing interest at 2.00%,
    due 08/31/05 and having
    an approximate value of
    $19,801,495                                             19,409,000          19,409,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.65%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $6,136,844 and collateralized
    by $6,315,000 of United
    States Treasury Notes,
    bearing interest at 3.50%,
    due 02/15/10 and having
    an approximate value of
    $6,259,744                                               6,136,000           6,136,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $52,193,000)                                                            52,193,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $535,255,350)(1)                                         100.0%        605,345,266
Liabilities in excess of other assets                             (0.0)           (331,060)
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     605,014,206
                                                     =================   =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis.
(2) Security was valued using fair value procedures at April 30, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt
@ The security or a portion therof represents collateral for the following open futures contracts:

OPEN FUTURE CONTRACTS

                                                                                                       UNREALIZED
    NUMBER                                                                          VALUE AS OF       APPRECIATION
 OF CONTRACTS      DESCRIPTION      EXPIRATION DATE     VALUE AT TRADE DATE       APRIL 30, 2005     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
   74 Long        S&P 500 Index        June 2005            $ 21,304,887           $ 21,262,050        $ (42,837)
                                                                                                       =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                      GROSS
      CONTRACT             IN EXCHANGE             DELIVERY         UNREALIZED
     TO DELIVER                FOR                   DATE          DEPRECIATION
-------------------------------------------------------------------------------
   USD 11,158,652       JPY 1,178,415,000         05/31/2005       $  (110,132)
                                                                   ===========

----------
JPY--Japanese Yen
USD--United States Dollar

See Notes to Financial Statements

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Business Services                          9.5%
Insurance                                  8.2
Retail                                     6.3
Energy Services                            6.0
Repurchase Agreements                      5.4
U.S. Government Agencies                   5.4
Transportation                             4.9
Financial Services                         4.2
Chemicals                                  4.1
Real Estate Companies                      3.9
Real Estate Investment Trusts              3.5
Forest Products                            3.2
Food, Beverage & Tobacco                   3.0
Health Services                            3.0
Internet Software                          2.9
Telecommunications                         2.9
Automotive                                 2.6
Banks                                      2.5
Housing & Household Durables               2.2
Electronics                                1.9
Energy Sources                             1.9
Broadcasting & Media                       1.6
Exchange Traded Funds                      1.6
Household & Personal Products              1.6
Apparel & Textile                          1.5
Conglomerate                               1.5
Machinery                                  1.5
Pharmaceuticals                            1.4
Communication Equipment                    1.0
Computers & Business Equipment             0.8
Leisure & Tourism                          0.6
                                         -----
                                         100.6%
                                         =====

* Calculated as a percentage of net assets.

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                   SHARES         (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--88.2%
APPAREL & TEXTILES--1.5%
  Jones Apparel Group, Inc.                                    268,900   $       8,188,005
                                                                         -----------------
AUTOMOTIVE--2.6%
  Cooper Tire & Rubber Co.                                     360,000           6,282,000
  Delphi Corp.                                               1,140,100           3,762,330
  Superior Industries
    International, Inc.                                        200,000           4,066,000
                                                                         -----------------
                                                                                14,110,330
                                                                         -----------------
BANKS--2.5%
  Brookline Bancorp, Inc.                                      450,000           6,750,000
  Washington Federal, Inc.                                     319,000           7,110,510
                                                                         -----------------
                                                                                13,860,510
                                                                         -----------------
BROADCASTING & MEDIA--1.6%
  R.H. Donnelley Corp.+                                        158,100           9,003,795
                                                                         -----------------
BUSINESS SERVICES--9.5%
  BearingPoint, Inc.+                                        1,411,300           8,735,947
  Bowne & Co., Inc.                                            296,935           3,866,094
  Clark, Inc.                                                  442,400           6,127,240
  Dycom Industries, Inc.+                                      414,600           9,643,596
  Jacobs Engineering Group, Inc.+                              175,000           8,524,250
  Valassis Communications, Inc.+                               278,100           9,803,025
  W. W. Grainger, Inc.                                          97,900           5,412,891
                                                                         -----------------
                                                                                52,113,043
                                                                         -----------------
CHEMICALS--4.1%
  Lubrizol Corp.                                               372,100          14,426,317
  UAP Holding Corp.+                                           575,660           8,283,747
                                                                         -----------------
                                                                                22,710,064
                                                                         -----------------
COMMUNICATION EQUIPMENT--1.0%
  Avocent Corp.+                                               221,200           5,560,968
                                                                         -----------------
COMPUTERS & BUSINESS EQUIPMENT--0.8%
  Silicon Storage Technology, Inc.+                          1,700,000           4,454,000
                                                                         -----------------
CONGLOMERATE--1.5%
  Federal Signal Corp.                                         570,465           8,003,624
                                                                         -----------------
ELECTRONICS--1.9%
  Arrow Electronics, Inc.+                                     432,600          10,529,484
                                                                         -----------------
ENERGY SERVICES--6.0%
  Alliant Energy Corp.                                         437,400          11,521,116
  ENSCO International, Inc.                                    297,400           9,695,240
  Patterson-UTI Energy, Inc.                                   500,000          11,985,000
                                                                         -----------------
                                                                                33,201,356
                                                                         -----------------
ENERGY SOURCES--1.9%
  Cimarex Energy Co.+                                          300,000          10,650,000
                                                                         -----------------
FINANCIAL SERVICES--4.2%
  A.G. Edwards, Inc.                                           200,400           7,957,884
  Apollo Investment Corp.                                      558,500           8,857,810
  CIT Group, Inc.                                              151,000           6,082,280
                                                                         -----------------
                                                                                22,897,974
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--3.0%
  Performance Food Group Co.+                                  317,400           8,534,886
  Smithfield Foods, Inc.+                                      261,100           7,900,886
                                                                         -----------------
                                                                                16,435,772
                                                                         -----------------
FOREST PRODUCTS--3.2%
  Glatfelter                                                   460,000   $       5,487,800
  Rayonier, Inc.                                               190,000           9,549,400
  Sealed Air Corp.+                                             49,300           2,388,092
                                                                         -----------------
                                                                                17,425,292
                                                                         -----------------
HEALTH SERVICES--3.0%
  Apria Healthcare Group, Inc.+                                241,800           7,278,180
  Tenet Healthcare Corp.+                                      772,100           9,242,037
                                                                         -----------------
                                                                                16,520,217
                                                                         -----------------
HOUSEHOLD & PERSONAL PRODUCTS--1.6%
  Nu Skin Enterprises, Inc.,
    Class A                                                    407,050           8,955,100
                                                                         -----------------
HOUSING & HOUSEHOLD DURABLES--2.2%
  Beazer Homes USA, Inc.                                       268,800          12,257,280
                                                                         -----------------
INSURANCE--8.2%
  Allmerica Financial Corp.+                                   220,200           7,392,114
  Assured Guaranty, Ltd.                                       556,205          10,601,267
  Old Republic International Corp.                             350,000           8,260,000
  Radian Group, Inc.                                           154,700           6,873,321
  UnumProvident Corp.                                          704,500          11,779,240
                                                                         -----------------
                                                                                44,905,942
                                                                         -----------------
INTERNET SOFTWARE--2.9%
  Verity, Inc.+                                                640,000           5,248,000
  GTECH Holdings Corp.                                         432,500          10,583,275
                                                                         -----------------
                                                                                15,831,275
                                                                         -----------------
LEISURE & TOURISM--0.6%
  AirTran Holdings, Inc.+                                      391,900           3,252,770
                                                                         -----------------
MACHINERY--1.5%
  Global Power Equipment
    Group, Inc.+                                               900,000           8,154,000
                                                                         -----------------
PHARMACEUTICALS--1.4%
  Perrigo Co.                                                  430,000           7,877,600
                                                                         -----------------
REAL ESTATE COMPANIES--3.9%
  MI Developments, Inc., Class A                               282,900           8,339,892
  St. Joe Co.                                                  187,700          13,062,043
                                                                         -----------------
                                                                                21,401,935
                                                                         -----------------
REAL ESTATE INVESTMENT TRUSTS--3.5%
  American Financial Realty Trust                              701,900          10,760,127
  Home Properties, Inc.                                        200,000           8,370,000
                                                                         -----------------
                                                                                19,130,127
                                                                         -----------------
RETAIL--6.3%
  Big Lots, Inc.+                                              605,000           6,158,900
  BJ's Wholesale Club, Inc.+                                   343,500           9,154,275
  Finish Line, Inc., Class A                                   532,700           9,599,254
  OfficeMax, Inc.                                              303,100           9,844,688
                                                                         -----------------
                                                                                34,757,117
                                                                         -----------------
TELECOMMUNICATIONS--2.9%
  IDT Corp., Class B+                                          450,000           6,327,000
  Scientific-Atlanta, Inc.                                     304,900           9,323,842
                                                                         -----------------
                                                                                15,650,842
                                                                         -----------------

                                                             SHARES/
                                                            PRINCIPAL          VALUE
       SECURITY DESCRIPTION                                  AMOUNT          (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK (continued)
TRANSPORTATION--4.9%
  CSX Corp.                                                    421,400   $      16,910,782
  Laidlaw International, Inc.+                                 450,000          10,075,500
                                                                         -----------------
                                                                                26,986,282
                                                                         -----------------
TOTAL COMMON STOCK
  (cost $462,575,002)                                                          484,824,704
                                                                         -----------------
EXCHANGE TRADED FUNDS--1.6%
FINANCIAL SERVICES--1.6%
  iShares Russell 2000 Value
    Index Fund
    (cost $9,526,030)                                           50,200           8,767,430
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $472,101,032)                                                          493,592,134
                                                                         -----------------
SHORT-TERM INVESTMENT SECURITIES--5.4%
U.S. GOVERNMENT AGENCIES--5.4%
  Federal Home Loan Bank
    Consolidated Disc. Notes
    2.65% due 05/02/05                               $      21,398,425          21,398,421
  Federal National Mtg. Assoc.
    Disc. Notes
    2.65% due 05/02/05                                       8,299,343           8,299,343
                                                                         -----------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $29,697,768)                                                            29,697,764
                                                                         -----------------

                                                         PRINCIPAL             VALUE
       SECURITY DESCRIPTION                               AMOUNT              (NOTE 3)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.4%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                    $       8,540,000   $       8,540,000
  UBS Warburg, LLC Joint
    Repurchase Agreement(2)                                 15,000,000          15,000,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 2.60%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $6,186,340 and collateralized
    by $6,270,000 of United States
    Treasury Notes, bearing interest
    at 3.75%, due 03/31/07 and
    having an approximate value of
    $6,309,188                                               6,185,000           6,185,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $29,725,000)                                                            29,725,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $531,523,800)(1)                                         100.6%        553,014,898
Liabilities in excess of other assets                             (0.6)         (3,387,966)
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     549,626,932
                                                     =================   =================

----------
+ Non-income producing securities
(1) See note 7 for cost of investments on a tax basis
(2) See note 3 for details of Joint Repurchase Agreement

See Notes to Financial Statements

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Pharmaceuticals                           18.9%
Health Services                            9.3
Household & Personal Products              8.6
Conglomerate                               7.2
Financial Services                         6.4
Banks                                      6.1
Energy Sources                             5.8
Housing & Household Durables               4.5
Telecommunications                         4.4
Communication Equipment                    4.1
Medical Products                           4.1
Repurchase Agreements                      3.8
Restaurants                                3.7
Food, Beverage & Tobacco                   3.3
Leisure & Tourism                          3.2
Aerospace & Military Technology            2.8
Broadcasting & Media                       2.7
Computer & Business Equiptment             2.5
Transportation                             1.7
                                         -----
                                         103.1%
                                         =====

* Calculated as a percentage of net assets

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                               SHARES             (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--96.4%
AEROSPACE & MILITARY TECHNOLOGY--2.8%

  United Technologies Corp.                                    100,000   $      10,172,000
                                                                         -----------------
BANKS--6.1%
  Bank of America Corp.                                        250,000          11,260,000
  Lloyds TSB Group, PLC(2)                                   1,288,600          11,066,265
                                                                         -----------------
                                                                                22,326,265
                                                                         -----------------
BROADCASTING & MEDIA--2.7%
  Time Warner, Inc.+                                           600,000          10,086,000
                                                                         -----------------
COMMUNICATION EQUIPMENT--4.1%
  QUALCOMM, Inc.                                               432,129          15,076,981
                                                                         -----------------
COMPUTERS & BUSINESS EQUIPMENT--2.5%
  International Business
    Machines Corp.                                             120,000           9,165,600
                                                                         -----------------
CONGLOMERATE--7.2%
  General Electric Co.                                         734,693          26,595,886
                                                                         -----------------
ENERGY SOURCES--5.8%
  ChevronTexaco Corp.                                          180,000           9,360,000
  Petroleo Brasileiro SA ADR                                   283,000          11,866,190
                                                                         -----------------
                                                                                21,226,190
                                                                         -----------------
FINANCIAL SERVICES--6.4%
  Citigroup, Inc.                                              504,700          23,700,712
                                                                         -----------------
FOOD, BEVERAGE & TOBACCO--3.3%
  Diageo, PLC Sponsored ADR                                    200,000          11,950,000
                                                                         -----------------
HEALTH SERVICES--9.3%
  Cardinal Health, Inc.                                        205,800          11,436,306
  UnitedHealth Group, Inc.                                     242,240          22,894,102
                                                                         -----------------
                                                                                34,330,408
                                                                         -----------------
HOUSEHOLD & PERSONAL PRODUCTS--8.6%
  Colgate-Palmolive Co.                                        242,200          12,059,138
  Kimberly-Clark Corp.                                         170,000          10,616,500
  Procter & Gamble Co.                                         166,840           9,034,386
                                                                         -----------------
                                                                                31,710,024
                                                                         -----------------
HOUSING & HOUSEHOLD DURABLES--4.5%
  Lennar Corp., Class A                                        323,984          16,675,456
                                                                         -----------------
LEISURE & TOURISM--3.2%
  Southwest Airlines Co.                                       778,000          11,576,640
                                                                         -----------------
MEDICAL PRODUCTS--4.1%
  Zimmer Holdings, Inc.+                                       185,173          15,076,786
                                                                         -----------------
PHARMACEUTICALS--18.9%
  Genentech, Inc.+                                             325,174          23,067,844
  Pfizer, Inc.                                               1,262,006          34,288,704
  Sanofi-Aventis(2)                                            138,300          12,246,541
                                                                         -----------------
                                                                                69,603,089
                                                                         -----------------
RESTAURANTS--3.7%
  Starbucks Corp.+                                             275,000          13,618,000
                                                                         -----------------
TELECOMMUNICATIONS--1.5%
  NII Holdings, Inc.+                                          110,000           5,507,700
                                                                         -----------------
TRANSPORTATION--1.7%
  FedEx Corp.                                                   74,875           6,360,631
                                                                         -----------------
 TOTAL COMMON STOCK
   (cost $320,443,524)                                                         354,758,368
                                                                         -----------------

                                                         PRINCIPAL            VALUE
       SECURITY DESCRIPTION                               AMOUNT             (NOTE 3)
------------------------------------------------------------------------------------------
CONVERTIBLE BONDS--2.9%
TELECOMMUNICATIONS--2.9%
  Level 3 Communications, Inc.
     6.00% due 03/15/10
     (cost $14,331,831)                              $      23,425,000   $      10,629,094
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $334,775,355)                                                          365,387,462
                                                                         -----------------
REPURCHASE AGREEMENTS--3.8%
  Agreement with State Street
     Bank & Trust Co., bearing
     interest at 1.25%, dated
     04/29/05, to be repurchased
     05/02/05 in the amount of
     $13,571,414 and collateralized
     by $12,145,000 of United States
     Treasury Bonds, bearing
     interest at 5.50%, due 08/15/28
     and having an approximate
     value of $13,841,474                                   13,570,000          13,570,000
  Agreement with State Street
     Bank & Trust Co., bearing
     interest at 1.25%, dated
     04/29/05, to be repurchased
     05/02/05 in the amount of
     $646,067 and collateralized
     by $655,000 of United States
     Treasury Notes, bearing
     interest at 3.75%, due 03/31/07
     and having an approximate
     value of $659,094                                         646,000             646,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $14,216,000)                                                            14,216,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $348,971,355)(1)                                         103.1%        379,603,462
Liabilities in excess of other assets                             (3.1)        (11,549,416)
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     368,054,046
                                                     =================   =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis.
(2) Security was valued using fair value procedures at April 30, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt

See Notes to Financial Statements

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Pharmaceuticals                           17.8%
Business Services                         12.3
Banks                                     11.8
Leisure & Tourism                          8.8
Food, Beverage & Tobacco                   7.5
Metals & Mining                            6.3
Broadcasting & Media                       5.9
Machinery                                  5.6
Automotive                                 4.4
Real Estate Companies                      3.2
Financial Services                         3.2
Retail                                     3.0
Electronics                                2.9
Repurchase Agreements                      2.9
Telecommunications                         2.8
Energy Sources                             1.5
                                         -----
                                          99.9%
                                         =====

COUNTRY ALLOCATION*

United Kingdom                            20.6%
Japan                                     14.1
France                                     9.6
Switzerland                                9.3
Germany                                    6.9
Mexico                                     6.1
Ireland                                    4.0
Australia                                  3.5
Sweden                                     3.3
Hong Kong                                  3.2
Singapore                                  3.2
Finland                                    3.1
Luxembourg                                 3.1
United States                              3.0
South Korea                                2.9
Thailand                                   2.5
South Africa                               1.5
                                         -----
                                          99.9%
                                         =====

* Calculated as a percentage of net assets.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

                                                                              VALUE
       SECURITY DESCRIPTION                                SHARES            (NOTE 3)
------------------------------------------------------------------------------------------
COMMON STOCK--96.9%
AUSTRALIA--3.5%
  Australia & New Zealand Banking
    Group, Ltd.(2)                                             482,800   $       8,166,158
                                                                         -----------------
FINLAND--3.1%
  Metso OYJ(2)                                                 402,500           7,288,929
                                                                         -----------------
FRANCE--9.6%
  Suez SA                                                      271,100           7,405,833
  Vinci SA(2)                                                   57,625           8,657,863
  Vivendi Universal SA(2)                                      208,900           6,206,281
                                                                         -----------------
                                                                                22,269,977
                                                                         -----------------
GERMANY--6.9%
  Bayerische Motoren Werke
    (BMW)(2)                                                   243,800          10,327,967
  Pfeiffer Vacuum
    Technology AG(2)                                           122,400           5,832,660
                                                                         -----------------
                                                                                16,160,627
                                                                         -----------------
HONG KONG--3.2%
  Shangri-La Asia, Ltd.(2)                                   4,856,000           7,416,863
                                                                         -----------------
IRELAND--4.0%
  Bank of Ireland(2)                                           618,500           9,365,508
                                                                         -----------------
JAPAN--14.1%
  Mitsui Mining & Smelting Co.,
    Ltd.                                                     1,766,000           7,557,985
  Takeda Pharmaceutical Co.,
    Ltd.(2)                                                    231,200          11,229,589
  Takefuji Corp.+                                              114,510           7,190,097
  YAMADA-DENKI Co., Ltd.(2)                                    144,100           6,901,006
                                                                         -----------------
                                                                                32,878,677
                                                                         -----------------
LUXEMBOURG--3.1%
  Tenaris SA ADR                                               128,200           7,326,630
                                                                         -----------------
MEXICO--6.1%
  America Movil SA de CV ADR                                   131,739           6,540,841
  Grupo Televisa SA de CV
    Sponsored ADR+                                             134,800           7,573,064
                                                                         -----------------
                                                                                14,113,905
                                                                         -----------------
SINGAPORE--3.2%
  Capitaland, Ltd.(2)                                        4,791,000           7,475,610
                                                                         -----------------
SOUTH AFRICA--1.5%
  Sasol, Ltd.(2)                                               149,311           3,495,439
                                                                         -----------------
SOUTH KOREA--2.9%
  Samsung Electronics Co., Ltd.
    GDR*                                                        29,900           6,742,450
                                                                         -----------------
SWEDEN--3.3%
  Swedish Match AB                                             648,200           7,649,280
                                                                         -----------------
SWITZERLAND--9.3%
  Roche Holding AG(2)                                          152,380          18,434,870
  UBS AG(2)                                                     40,748           3,267,078
                                                                         -----------------
                                                                                21,701,948
                                                                         -----------------
THAILAND--2.5%
  Siam Cement, PCL                                             969,300           5,857,296
                                                                         -----------------
UNITED KINGDOM--20.6%
  Diageo, PLC(2)                                               653,800           9,679,116
  Enodis, PLC+(2)                                            3,601,300           6,612,014
  Enterprise Inns, PLC(2)                                      581,158           8,092,803

                                                           SHARES/
                                                          PRINCIPAL            VALUE
       SECURITY DESCRIPTION                                AMOUNT            (NOTE 3)
------------------------------------------------------------------------------------------
  GlaxoSmithKline, PLC(2)                                      470,100   $      11,832,613
  InterContinental Hotels Group,
    PLC(2)                                                     425,195           5,052,281
  Royal Bank of Scotland Group,
    PLC                                                        221,700           6,688,953
                                                                         -----------------
                                                                                47,957,780
                                                                         -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $204,387,736)                                                          225,867,077
                                                                         -----------------
SHORT-TERM INVESTMENT SECURITIES--0.1%
  Verizon Network Funding Corp.
    2.92% due 05/02/05
    (cost $320,974)                                  $         321,000             320,974
                                                                         -----------------

REPURCHASE AGREEMENTS--2.9%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $4,571,476 and collateralized
    by $4,095,000 of United States
    Treasury Bonds, bearing
    interest at 5.50%, due 08/15/28
    and having an approximate
    value of $4,667,010                                      4,571,000           4,571,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.25%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $2,122,221 and collateralized
    by $1,755,000 of United States
    Treasury Bonds, bearing
    interest at 6.13%, due 08/15/29
    and having an approximate
    value of $2,168,536                                      2,122,000           2,122,000
                                                                         -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $6,693,000)                                                              6,693,000
                                                                         -----------------
TOTAL INVESTMENTS
  (cost $211,401,710)(1)                                          99.9%        232,881,051
Other assets less liabilities                                      0.1             102,729
                                                     -----------------   -----------------
NET ASSETS                                                       100.0%  $     232,983,780
                                                     =================   =================

----------
+ Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2005, the aggregate value of these securities was $6,742,450 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid
(1) See Note 7 for cost of investments on a tax basis.
(2) Security was valued using fair value procedures at April 30, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt
GDR--Global Depository Receipt

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                               GROSS
        CONTRACT            IN EXCHANGE        DELIVERY      UNREALIZED
       TO DELIVER               FOR              DATE       APPRECIATION
------------------------------------------------------------------------
     USD 2,668,120         GBP 1,400,000      12/07/2005   $      19,563
     USD 2,101,110         GBP 1,100,000      12/09/2005          20,194
                                                           -------------
                                                                  39,757
                                                           -------------

                                                               GROSS
        CONTRACT            IN EXCHANGE        DELIVERY      UNREALIZED
       TO DELIVER               FOR              DATE      (DEPRECIATION)
-------------------------------------------------------------------------
     USD 5,406,000         GBP 3,000,000      07/12/2005   $     (296,248)
     USD 5,252,770         GBP 2,900,000      07/14/2005         (258,959)
     USD 2,581,250         GBP 1,400,000      11/28/2005          (67,842)
                                                           --------------
                                                                 (623,049)
                                                           --------------
Net Unrealized Appreciation (Depreciation)                 $     (583,292)
                                                           ==============

----------
GBP--Pound Sterling
USD--United States Dollar

See Notes to Financial Statements

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Internet Content                    23.3%
Computer Software                   19.2
Electronics                         13.0
Telecommunications                  13.0
Computers & Business Equipment       9.2
Internet Software                    6.2
Financial Services                   4.5
Broadcasting & Media                 4.3
Business Services                    4.1
Repurchase Agreements                3.7
                                   -----
                                   100.5%
                                   =====

* Calculated as a percentage of net assets.

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                                VALUE
         SECURITY DESCRIPTION                                 SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------
COMMON STOCK--96.8%
BROADCASTING & MEDIA--4.3%
  Getty Images, Inc.+                                           50,000     $       3,577,500
                                                                           -----------------
BUSINESS SERVICES--4.1%
  Monster Worldwide, Inc.+                                     150,069             3,453,088
                                                                           -----------------
COMPUTERS & BUSINESS EQUIPMENT--9.2%
  Dell, Inc.+                                                  178,700             6,224,121
  Hewlett-Packard Co.                                           72,540             1,484,894
                                                                           -----------------
                                                                                   7,709,015
                                                                           -----------------
COMPUTER SOFTWARE--19.2%
  EMC Corp.+                                                   213,600             2,802,432
  Microsoft Corp.                                               97,500             2,466,750
  NCR Corp.+                                                   107,200             3,537,600
  Oracle Corp.+                                                202,000             2,335,120
  Red Hat, Inc.+                                               451,610             4,854,807
                                                                           -----------------
                                                                                  15,996,709
                                                                           -----------------
ELECTRONICS--13.0%
  Analog Devices, Inc.                                          42,500             1,449,675
  Flextronics International, Ltd.+                             290,400             3,237,960
  Intel Corp.                                                   68,300             1,606,416
  Marvell Technology Group, Ltd.+                               70,120             2,347,618
  Texas Instruments, Inc.                                       88,200             2,201,472
                                                                           -----------------
                                                                                  10,843,141
                                                                           -----------------
FINANCIAL SERVICES--4.5%
  E*TRADE Financial Corp.+                                     337,800             3,752,958
                                                                           -----------------
INTERNET CONTENT--23.3%
  Google, Inc., Class A+                                        40,430             8,894,600
  HomeStore, Inc.+                                             961,800             1,885,128
  InfoSpace, Inc.+                                              39,200             1,214,808
  Yahoo!, Inc.+                                                214,310             7,395,838
                                                                           -----------------
                                                                                  19,390,374
                                                                           -----------------
INTERNET SOFTWARE--6.2%
  Symantec Corp.+                                               94,000             1,765,320
  VeriSign, Inc.+                                              127,600             3,376,296
                                                                           -----------------
                                                                                   5,141,616
                                                                           -----------------
TELECOMMUNICATIONS--13.0%
  Amdocs, Ltd.+                                                112,500             3,004,875
  American Tower Corp., Class A+                               166,000             2,860,180
  Comverse Technology, Inc.+                                   102,100             2,326,859
  Motorola, Inc.                                               172,300             2,643,082
                                                                           -----------------
                                                                                  10,834,996
                                                                           -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $77,350,963)                                                              80,699,397
                                                                           -----------------

                                                         PRINCIPAL              VALUE
         SECURITY DESCRIPTION                             AMOUNT               (NOTE 3)
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.7%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(1)                    $         202,000     $         202,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.65%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $1,806,248 and collateralized
    by $1,865,000 of United States
    Treasury Notes, bearing
    interest at 2.50%, due 09/30/06
    and having an approximate
    value of $1,842,467                                      1,806,000             1,806,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.65%, dated
    04/29/05, to be repurchased
    05/02/05 in the amount of
    $1,121,154 and collateralized
    by $1,140,000 of United States
    Treasury Notes, bearing
    interest at 3.75%, due 03/31/07
    and having an approximate
    value of $1,147,125                                      1,121,000             1,121,000
                                                                           -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,129,000)                                                                3,129,000
                                                                           -----------------
TOTAL INVESTMENTS
  (cost $80,479,963)(2)                                          100.5%           83,828,397
Liabilities in excess of other assets                             (0.5)             (449,187)
                                                     -----------------     -----------------
NET ASSETS                                                       100.0%    $      83,379,210
                                                     =================     =================

----------
+ Non-income producing securities
(1) See Note 3 for details of Joint Repurchase Agreement
(2) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Food Beverage & Tobacco             27.5%
Pharmaceuticals                     14.3
Business Services                   12.7
Household & Personal Products       10.6
Chemicals                           10.1
Financial Services                   6.5
Telecommunications                   6.2
Automotive                           5.3
Electronics                          3.1
Retail Stores                        2.9
Repurchase Agreements                0.5
                                    ----
                                    99.7%
                                    ====

* Calculated as a percentage of net assets.

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 -- (UNAUDITED)

                                                                                VALUE
         SECURITY DESCRIPTION                                 SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------
COMMON STOCK--99.2%
AUTOMOTIVE--5.3%
  General Motors Corp.                                         195,806     $       5,224,104
  Johnson Controls, Inc.                                       123,223             6,761,246
                                                                           -----------------
                                                                                  11,985,350
                                                                           -----------------
BUSINESS SERVICES--12.7%
  Avery Dennison Corp.                                         129,535             6,781,157
  Bemis Co., Inc.                                              268,358             7,395,947
  Genuine Parts Co.                                            178,517             7,658,379
  Paychex, Inc.                                                233,261             7,137,787
                                                                           -----------------
                                                                                  28,973,270
                                                                           -----------------
CHEMICALS--10.1%
  du Pont (E.I.) de Nemours & Co.                              160,683             7,569,776
  Rohm and Haas Co.                                            177,192             7,736,203
  Sherwin-Williams Co.                                         175,253             7,811,026
                                                                           -----------------
                                                                                  23,117,005
                                                                           -----------------
ELECTRONICS--3.1%
  Emerson Electric Co.                                         111,994             7,018,664
                                                                           -----------------
FINANCIAL SERVICES--6.5%
  Citigroup, Inc.                                              163,761             7,690,216
  J.P. Morgan Chase & Co.                                      201,267             7,142,966
                                                                           -----------------
                                                                                  14,833,182
                                                                           -----------------
FOOD, BEVERAGE & TOBACCO--27.5%
  Altria Group, Inc.                                           128,668             8,362,133
  Anheuser-Busch Cos., Inc.                                    154,620             7,247,040
  Brown-Forman Corp., Class B                                  161,012             8,936,166
  Coca-Cola Co.                                                188,850             8,203,644
  ConAgra Foods, Inc.                                          267,536             7,156,588
  McCormick & Co., Inc.                                        204,087             7,059,369
  PepsiCo, Inc.                                                150,536             8,375,823
  Sysco Corp.                                                  207,588             7,182,545
                                                                           -----------------
                                                                                  62,523,308
                                                                           -----------------
HOUSEHOLD & PERSONAL PRODUCTS--10.6%
  Avon Products, Inc.                                          202,459             8,114,557
  Clorox Co.                                                   132,952             8,415,861
  Colgate-Palmolive Co.                                        153,443             7,639,927
                                                                           -----------------
                                                                                  24,170,345
                                                                           -----------------
PHARMACEUTICALS--14.3%
  Abbott Laboratories                                          167,634             8,240,888
  Bristol-Myers Squibb Co.                                     306,650             7,972,900
  Merck & Co., Inc.                                            244,119             8,275,634
  Pfizer, Inc.                                                 291,212             7,912,230
                                                                           -----------------
                                                                                  32,401,652
                                                                           -----------------
RETAIL STORES--2.9%
  Albertson's, Inc.                                            330,348             6,537,587
                                                                           -----------------
TELECOMMUNICATIONS--6.2%
  SBC Communications, Inc.                                     305,340             7,267,092
  Verizon Communications, Inc.                                 192,875             6,904,925
                                                                           -----------------
                                                                                  14,172,017
                                                                           -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $216,585,835)                                                            225,732,380
                                                                           -----------------

                                                         PRINCIPAL              VALUE
         SECURITY DESCRIPTION                             AMOUNT               (NOTE 3)
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.5%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)
    (cost $1,142,000)                                $       1,142,000     $       1,142,000
                                                                           -----------------
TOTAL INVESTMENTS
  (cost $217,727,835)(1)                                          99.7%          226,874,380
Other assets less liabilities                                      0.3               776,886
                                                     -----------------     -----------------
NET ASSETS                                                       100.0%    $     227,651,266
                                                     =================     =================

----------
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 -- (UNAUDITED)

NOTE 1.  ORGANIZATION

SunAmerica Focused Series, Inc., formerly SunAmerica Style Select, Inc.
(the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective February 23, 2004, the Focused Dividend Strategy Portfolio was added to the Fund. The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED 2000 GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED 2000 VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market.

THE ASSET ALLOCATION STRATEGY PORTFOLIOS: FOCUSED EQUITY STRATEGY, FOCUSED MULTI-ASSET STRATEGY, FOCUSED BALANCED STRATEGY, FOCUSED FIXED INCOME AND EQUITY STRATEGY, AND FOCUSED FIXED INCOME STRATEGY ("STRATEGY PORTFOLIOS") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--  Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares--  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

Class I shares--  Offered at net asset value per share exclusively for sale to certain institutions.

Class X shares--  Offered at net asset value per share exclusively to certain group plans.

Class Z shares--  Offered at net asset value per share exclusively for sale to
                  SAAMCo affiliated companies' retirement plans.

As of February 23, 2004, Class I shares of the Multi-Cap Value Fund are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class X and Class Z. Only Class B shares and Class C shares of the Strategy Portfolios make distribution fee payments.

INDEMNIFICATION: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2. FUND MERGERS

Pursuant to a plan of reorganization approved by the shareholders of the SunAmerica Strategic Investment Series, Inc. SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, SunAmerica Conservative Growth LifeStage Fund and SunAmerica Equity Funds Focused Dividend Strategy Portfolio (referred to herein as the "Prior Focused Dividend Strategy Portfolio") on January 30, 2004, all the assets and liabilities of the determined SunAmerica Strategic Investment Series, Inc. and SunAmerica Equity Funds were transferred in a taxfree exchange to a determined SunAmerica Focused Series, Inc. Portfolio. Except for the Focused Dividend Strategy Portfolio, the SunAmerica Focused Portfolios are the surviving entities in conjunction with the reorganizations. The Focused Dividend Strategy Portfolio adopted the prior financial and performance record of the prior Focused Dividend Strategy Portfolio. The details of the reorganizations, which were consummated on February 23, 2004, are set forth below.

The Focused Equity Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Aggressive Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Aggressive Growth LifeStage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Equity Strategy Portfolio, respectively. The Focused Balanced Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Moderate Growth LifeStage Fund and the SunAmerica Conservative Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth Lifestage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Balanced Strategy Portfolio, respectively.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Focused Equity Strategy Portfolio prior to merger                                     $  354,084,991
Net assets of SunAmerica Aggressive Growth LifeStage Fund prior to merger                           $   26,230,199
                                                                                                    --------------
Aggregate net assets of Focused Equity Strategy Portfolio following acquisition                     $  380,315,190
                                                                                                    --------------
Unrealized appreciation (depreciation) in SunAmerica Aggressive Growth LifeStage Fund                           --

Net assets of Focused Balanced Strategy Portfolio prior to merger                                   $  307,179,095
Net assets of SunAmerica Moderate Growth LifeStage Fund prior to merger                             $   40,081,061
Net assets of SunAmerica Conservative Growth LifeStage Fund prior to merger                         $   24,946,412
                                                                                                    --------------
Aggregate net assets of Focused Balanced Strategy Portfolio following acquisition                   $  372,206,568
                                                                                                    --------------
Unrealized appreciation (depreciation)in SunAmerica Moderate Growth LifeStage Fund                              --
Unrealized appreciation (depreciation)in SunAmerica Conservative Growth LifeStage Fund              $      188,747

Effective February 23, 2004, the SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, a newly created Portfolio in the SunAmerica Focused Series, Inc. The Focused Dividend Strategy Portfolio changed its fiscal year end from September 30 to October 31.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available, or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                                  PERCENTAGE        PRINCIPAL
                                                                                   INTEREST           AMOUNT
                                                                                 -------------    -------------
Focused Multi-Cap Growth Portfolio                                                   0.92%        $     996,000
Focused 2000 Value Portfolio                                                         7.87             8,540,000
Focused Technology Portfolio                                                         0.19               202,000
Focused Dividend Strategy Portfolio                                                  1.05             1,142,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 29, 2005, bearing interest at a rate of 2.70% per annum, with a principal amount of $108,537,000, a repurchase price of $108,561,421 and a maturity date of May 2, 2005. The repurchase agreement is collateralized by the following:

                                                   INTEREST RATE/    MATURITY      PRINCIPAL          MARKET
               TYPE OF COLLATERAL                  DISCOUNT YIELD      DATE          AMOUNT           VALUE
-----------------------------------------------    --------------    --------    -------------    -------------
U.S. Treasury Note                                     4.38%         08/15/12    $  99,995,000    $ 103,244,838
U.S. Treasury Note                                     6.50          08/15/05        7,290,000        7,463,138

In addition, at April 30, 2005, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

                                                                                  PERCENTAGE        PRINCIPAL
                                                                                   INTEREST          AMOUNT
                                                                                 -------------    -------------
Focused Large-Cap Value Portfolio                                                    1.20%        $   1,865,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated April 29, 2005, bearing interest at a rate of 2.84% per annum, with a principal amount of $155,850,000, a repurchase price of $155,886,885 and a maturity date of May 2, 2005. The repurchase agreement is collateralized by the following:

                                                   INTEREST RATE/    MATURITY      PRINCIPAL          MARKET
               TYPE OF COLLATERAL                  DISCOUNT YIELD      DATE          AMOUNT           VALUE
-----------------------------------------------    --------------    --------    -------------    -------------
U.S. Treasury Note                                     2.00%         08/31/05    $   3,407,000    $   3,418,943
U.S. Treasury Note                                     5.63          05/15/08       50,000,000       55,266,920
U.S. Treasury Note                                     5.75          11/15/05       46,072,000       49,127,889
U.S. Treasury Bond                                     7.88          02/15/21       38,546,000       54,229,736

In addition, at April 30, 2005, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

                                                                                  PERCENTAGE        PRINCIPAL
                                                                                   INTEREST          AMOUNT
                                                                                 -------------    -------------
Focused Multi-Cap Growth Portfolio                                                   3.71%        $  13,000,000
Focused 2000 Value Portfolio                                                         4.29            15,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated April 29, 2005, bearing interest at a rate of 2.83% per annum, with a principal amount of $350,000,000, a repurchase price of $350,082,542 and a maturity date of May 2, 2005. The repurchase agreement is collateralized by the following:

                                                   INTEREST RATE/    MATURITY      PRINCIPAL          MARKET
               TYPE OF COLLATERAL                  DISCOUNT YIELD      DATE          AMOUNT           VALUE
-----------------------------------------------    --------------    --------    -------------    -------------
U.S. Treasury Bond                                     3.63%         04/15/28    $  70,166,000    $ 111,563,940
U.S. Treasury Bond                                     3.88          04/15/29      150,000,000      245,437,500

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or capital gains earned or repatriated.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Strategy Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement and are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the period ended April 30, 2005, transactions in written options were as follows:

                                                          FOCUSED LARGE-CAP GROWTH         FOCUSED GROWTH AND INCOME
                                                                  PORTFOLIO                        PORTFOLIO
                                                       ------------------------------    -----------------------------
                                                         CONTRACTS          AMOUNT         CONTRACTS         AMOUNT
                                                       -------------    -------------    -------------   -------------
Written option contracts as of 10/31/04                           --    $          --               --   $          --
Options written during the period                               (108)         (18,071)             (23)         (3,848)
Written options closed during the period                         108           30,564               23           6,509
Net realized gain (loss) on written options closed                --          (12,493)              --          (2,661)
                                                       -------------    -------------    -------------   -------------
Written option contracts as of 04/30/05                           --    $          --               --   $          --
                                                       =============    =============    =============   =============

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SAAMCo as full compensation for services and facilities furnished to the Fund is as follows:
1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused 2000 Value, Focused Growth and Income Portfolios; 0.85% of the average daily net assets of the Focused Large-Cap Growth Portfolio; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; 0.35% of the daily net assets of the Focused Dividend Strategy Portfolio; and 0.10% for the Strategy Portfolios.

Except for the Strategy Portfolios and the Focused Dividend Strategy Portfolio which are advised by SAAMCo, the organizations described below act as Investment Advisers to the Fund, pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the SubAdvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following SubAdvisers are independent of SAAMCo (with the exception of the Focused Multi-Cap Growth, Focused 2000 Value, Focused Growth and Income and Focused Technology for which SAAMCo acts as an Adviser) and discharges its responsibilities subject to the policies of the Board of Directors and the oversight and supervision of SAAMCo, which pays the SubAdvisers' fees. Effective January 18, 2005, Fund Asset Management, L.P. (doing business as Mercury Advisers) replaced Harris Associates L.P. as one of the Advisers for the Focused Large-Cap Value Portfolio and PEA Capital, LLC replaced Harris Associates L.P. as one of the Advisers for the Focused Growth and Income Portfolio. Effective March 7, 2005, SAAMCo replaced Hotchkis and Wiley Capital Management, Inc. as one of the Advisers for the Focused 2000 Value Portfolio. Effective March 21, 2005, SAAMCo replaced PEA Capital, LLC as one of the Advisers for the Focused Growth and Income Portfolio.

Focused Large-Cap Growth Portfolio
       Fred Alger Management, Inc.
       Marsico Capital Management, LLC
       American Century Investment Management, Inc.

Focused Multi-Cap Growth Portfolio
       Credit Suisse Asset Management, LLC
       Janus Capital Management LLC
       AIG SunAmerica Asset Management Corp.

Focused 2000 Growth Portfolio
       BAMCO, Inc.
       Deutsche Asset Management, Inc.
       Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
       Dreman Value Management, LLC
       Fund Asset Management, L.P. (doing
       business as Mercury Advisors)
       Wellington Management Company LLP*

Focused Multi-Cap Value Portfolio
       American Century Investment Management, Inc.
       Third Avenue Management, LLC
       JP Morgan Fleming Asset Management, Inc.

Focused 2000 Value Portfolio
       Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
       AIG SunAmerica Asset Management Corp.
       Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
       Thornburg Investment Management, Inc.
       Marsico Capital Management, LLC
       AIG SunAmerica Asset Management Corp.

Focused International Equity Portfolio
       Massachusetts Financial Services Company
       Harris Associates L.P.
       Marsico Capital Management, LLC

FocusedTechnology Portfolio
       Dresdner RCM Global Investors LLC
       AIG SunAmerica Asset Management Corp.
       BAMCO, Inc.

* Effective June 20, 2005, AIG SunAmerica Asset Management Corp. will replace Wellington Management Company LLP as one of the Advisers for Focused Large-Cap Value Portfolio.

Each Adviser is paid monthly by SAAMCo a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. For the period ended April 30, 2005, SAAMCo paid the Advisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                                                                           0.39%
Focused Multi-Cap Growth                                                                           0.38%
Focused 2000 Growth                                                                                0.57%
Focused Large-Cap Value                                                                            0.45%
Focused Multi-Cap Value                                                                            0.46%
Focused 2000 Value                                                                                 0.42%
Focused Growth and Income                                                                          0.42%
Focused International Equity                                                                       0.52%
Focused Technology                                                                                 0.45%

SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                                                CLASS A     CLASS B     CLASS C     CLASS I     CLASS X
---------                                               ---------   ---------   ---------   ---------   ---------
Focused Multi-Cap Growth                                     1.72%       2.37%       2.37%         --        1.47%
Focused 2000 Growth                                          1.72%       2.37%       2.37%       1.62%         --
Focused Large-Cap Value                                      1.72%       2.37%       2.37%         --          --
Focused Multi-Cap Value                                      1.72%       2.37%       2.37%         --          --
Focused 2000 Value                                           1.72%       2.37%       2.37%         --          --
Focused Growth and Income                                    1.72%       2.37%       2.37%         --        1.47%
Focused International Equity                                 1.95%       2.60%       2.60%         --          --
Focused Technology                                           1.97%       2.62%       2.62%         --          --
Focused Dividend Strategy                                    0.95%       1.60%       1.60%         --          --

SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                                                CLASS A     CLASS B     CLASS C     CLASS I
---------                                               ---------   ---------   ---------   ---------
Focused Equity Strategy                                      0.25%       0.90%       0.90%       0.15%
Focused Multi Asset Strategy                                 0.25%       0.90%       0.90%         --
Focused Balanced Strategy                                    0.25%       0.90%       0.90%       0.15%
Focused Fixed Income & Equity                                0.25%       0.90%       0.90%       0.15%
Focused Fixed Income Strategy                                0.25%       0.90%       0.90%         --

Any waivers or reimbursements made by SAAMCo are subject to recoupment from the Portfolios within the following two years of making such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

For the period ended April 30, 2005, SunAmerica has agreed to reimburse expenses as follows:

PORTFOLIO                                                         AMOUNT
---------                                                      ------------
Focused Equity Strategy Class I                                $      2,408
Focused Balanced Strategy Class I                                       254
Focused Fixed Income and Equity Strategy Class B                        864
Focused Fixed Income and Equity Strategy Class I                     12,645
Focused Fixed Income Strategy Class A                                 6,338
Focused Fixed Income Strategy Class B                                 5,661
Focused Fixed Income Strategy Class C                                 7,893
Focused Multi-Cap Growth Class A                                        543
Focused Multi-Cap Growth Class B                                     12,614
Focused Multi-Cap Growth Class C                                      1,658
Focused Multi-Cap Growth Class X                                        875
Focused 2000 Growth Class B                                           2,556
Focused 2000 Growth Class I                                           1,237
Focused Growth and Income Class A                              $      1,107
Focused Growth and Income Class B                                     9,088
Focused Growth and Income Class C                                       877
Focused Growth and Income Class X                                     2,321
Focused International Equity Class A                                 82,149
Focused International Equity Class B                                 11,502
Focused International Equity Class C                                 20,337
Focused Technology Class A                                           44,226
Focused Technology Class B                                           33,940
Focused Technology Class C                                           32,405
Focused Dividend Strategy Class A                                    28,008
Focused Dividend Strategy Class B                                    25,147
Focused Dividend Strategy Class C                                    37,174

For the period ended April 30, 2005, the amounts repaid to the Advisor are as follows:

PORTFOLIO                                                         AMOUNT
---------                                                      ------------
Focused Equity Strategy Class A                                $     18,052
Focused Equity Strategy Class B                                      19,840
Focused Equity Strategy Class C                                      22,114
Focused Multi-Asset Strategy Class A                                 20,034
Focused Multi-Asset Strategy Class B                                 23,228
Focused Multi-Asset Strategy Class C                                 53,139
Focused Balanced Strategy Class B                                     6,277
Focused Balanced Strategy Class C                                    13,802
Focused Balanced Strategy Class I                                       465
Focused Fixed Income and Equity Strategy Class A                      6,866
Focused Fixed Income and Equity Strategy Class B                      1,209
Focused Fixed Income and Equity Strategy Class C                      5,982
Focused Multi-Cap Growth Class A                                      7,749
Focused Multi-Cap Growth Class C                                        567
Focused Multi-Cap Growth Class X                               $      1,561
Focused 2000 Growth Class A                                          61,769
Focused 2000 Growth Class B                                             359
Focused 2000 Growth Class C                                          11,396
Focused Large-Cap Value Class A                                      27,497
Focused Large-Cap Value Class B                                       3,690
Focused Large-Cap Value Class C                                      17,828
Focused Multi-Cap Value Class A                                      31,803
Focused Multi-Cap Value Class B                                      17,701
Focused Multi-Cap Value Class C                                      28,070
Focused 2000 Value Class A                                           76,601
Focused 2000 Value Class B                                           14,320
Focused 2000 Value Class C                                           34,472
Focused Growth and Income Class A                                     7,624
Focused Growth and Income Class C                                     3,373
Focused Growth and Income Class X                                     8,769

At April 30, 2005, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                                   OTHER
                                                                 EXPENSES
PORTFOLIO                                                       REIMBURSED
---------                                                      ------------
Focused Equity Strategy Portfolio                              $     33,513
Focused Balanced Strategy Portfolio                                      --
Focused Fixed Income and Equity Strategy Portfolio                   33,481
Focused Fixed Income Strategy Portfolio                              66,369
Focused Multi-Cap Growth Portfolio                                       --
Focused 2000 Growth Portfolio                                         6,396
Focused Large-Cap Value Portfolio                              $        979
Focused Multi-Cap Value Portfolio                                    69,362
Focused 2000 Value Portfolio                                             --
Focused Growth and Income Portfolio                                  19,328
Focused International Equity Portfolio                              178,337
Focused Technology Portfolio                                        141,629
Focused Dividend Strategy Portfolio                                      --

                                                                   CLASS
                                                                 SPECIFIC
                                                                 EXPENSES
PORTFOLIO                                                       REIMBURSED
---------                                                      ------------
Focused Equity Strategy Portfolio Class A                      $         --
Focused Equity Strategy Portfolio Class B                                --
Focused Equity Strategy Portfolio Class C                                --
Focused Equity Strategy Portfolio Class I                            16,728
Focused Balanced Strategy Portfolio Class A                              --
Focused Balanced Strategy Portfolio Class B                              --
Focused Balanced Strategy Portfolio Class C                              --
Focused Balanced Strategy Portfolio Class I                          14,023
Focused Fixed Income and Equity Strategy Portfolio Class A            8,896
Focused Fixed Income and Equity Strategy Portfolio Class B           17,360
Focused Fixed Income and Equity Strategy Portfolio Class C              651
Focused Fixed Income and Equity Strategy Portfolio Class I           17,404
Focused Fixed Income Strategy Portfolio Class A                      35,257
Focused Fixed Income Strategy Portfolio Class B                      26,374
Focused Fixed Income Strategy Portfolio Class C                      25,665
Focused Multi-Cap Growth Class A                                    177,577
Focused Multi-Cap Growth Class B                                    167,389
Focused Multi-Cap Growth Class C                               $     67,692
Focused Multi-Cap Growth Class X                                      8,258
Focused 2000 Growth Class A                                          79,268
Focused 2000 Growth Class B                                          58,351
Focused 2000 Growth Class C                                          61,392
Focused 2000 Growth Class I                                          13,608
Focused Large Cap Value Class A                                          --
Focused Large Cap Value Class B                                      31,245
Focused Large Cap Value Class C                                      25,587
Focused Multi-Cap Value Class A                                      73,423
Focused Multi-Cap Value Class B                                      95,631
Focused Multi-Cap Value Class C                                      67,438
Focused 2000 Value Class A                                               --
Focused 2000 Value Class B                                           49,452
Focused 2000 Value Class C                                           32,375
Focused Growth and Income Class A                                    77,789
Focused Growth and Income Class B                                    73,174
Focused Growth and Income Class C                                    82,192
Focused Growth and Income Class X                                     2,321
Focused International Equity Class A                                294,815
Focused International Equity Class B                                 53,186
Focused International Equity Class C                                 87,314
Focused Technology Class A                                          188,083
Focused Technology Class B                                          149,326
Focused Technology Class C                                          150,919
Focused Dividend Strategy Portfolio Class A                         138,131
Focused Dividend Strategy Portfolio Class B                         165,468
Focused Dividend Strategy Portfolio Class C                         228,959

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Board of Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class C Plan". In adopting the Distribution Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from each Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2005, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended April 30, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                             CLASS A                                 CLASS B
                                                ---------------------------------------------------------------   -------------
                                                                                                   CONTINGENT      CONTINGENT
                                                                  AFFILIATED     NON-AFFILIATED     DEFERRED        DEFERRED
PORTFOLIO                                       SALES CHARGES   BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES   SALES CHARGES
---------                                       -------------   --------------   --------------   -------------   -------------
Focused Equity Strategy                         $     920,450   $      228,011   $      559,883   $          14   $     143,213
Focused Multi-Asset Strategy                        1,495,753          406,731          872,759             159         111,482
Focused Balanced Strategy                             700,003          248,499          345,628              --         114,210
Focused Fixed Income and Equity Strategy              141,386           66,094           52,952              --          26,497
Focused Fixed Income Strategy                          39,066           12,512           20,500              --          10,901
Focused Large-Cap Growth                              423,983          178,645          186,373          15,343         787,311
Focused Multi-Cap Growth                              204,098          101,450           74,613              --          80,611
Focused 2000 Growth                                   214,173           65,837          118,275              --          33,951
Focused Large-Cap Value                                78,102           28,957           38,318              --          49,582
Focused Multi-Cap Value                               206,644           83,753           93,988              --         339,263
Focused 2000 Value                                    341,133          106,548          184,947              --          58,213
Focused Growth & Income                               138,700           52,951           65,108              --         138,721
Focused International Equity                           94,531           38,349           42,108              --          17,213
Focused Technology                                    101,333           32,462           54,314              --          40,500
Focused Dividend Strategy                             246,993           21,377          194,477             544          92,845


                                                                             CLASS C
                                                ---------------------------------------------------------------
                                                                                                   CONTINGENT
                                                    SALES         AFFILIATED     NON-AFFILIATED     DEFERRED
PORTFOLIO                                          CHARGES      BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES
---------                                       -------------   --------------   --------------   -------------
Focused Equity Strategy                         $          --   $           --   $           --   $     120,837
Focused Multi-Asset Strategy                               --               --               --          98,006
Focused Balanced Strategy                                  --               --               --          81,557
Focused Fixed Income and Equity Strategy                   --               --               --          21,749
Focused Fixed Income Strategy                              --               --               --           4,756
Focused Large-Cap Growth                                   --               --               --          91,111
Focused Multi-Cap Growth                                   --               --               --           8,450
Focused 2000 Growth                                        --               --               --          16,295
Focused Large-Cap Value                                    --               --               --          14,835
Focused Multi-Cap Value                                    --               --               --          14,572
Focused 2000 Value                                         --               --               --          16,956
Focused Growth & Income                                    --               --               --          34,102
Focused International Equity                               --               --               --           7,080
Focused Technology                                         --               --               --           4,126
Focused Dividend Strategy                                  --               --               --          26,140

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended April 30, 2005, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                                   PAYABLE AT
                                               EXPENSE                                           APRIL 30, 2005
                       -----------------------------------------------------  -----------------------------------------------------
PORTFOLIO               CLASS A    CLASS B    CLASS C    CLASS I    CLASS X    CLASS A    CLASS B    CLASS C    CLASS I    CLASS X
---------              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Focused Large-Cap
  Growth               $ 815,699  $ 459,586  $ 527,749  $      --  $      --  $ 128,338  $  69,133  $  79,246  $      --  $      --
Focused Multi-Cap
  Growth                 234,101    108,115     54,792         --        248     40,526     17,080      9,085         --        210
Focused 2000 Growth      256,776     42,752     80,984      8,197         --     42,933      6,900     12,778      1,333         --
Focused Large-Cap
  Value                  434,659     47,227     85,075         --         --     73,192      7,308     13,831         --         --
Focused Multi-Cap
  Value                  243,897    208,048    238,704         --         --     40,688     33,253     37,916         --         --
Focused 2000 Value       412,773     85,441    136,911         --         --     67,629     13,345     22,139         --         --
Focused Growth and
  Income                 183,058     93,186    148,596         --     25,235     29,776     14,422     22,919         --        270
Focused International
  Equity                 201,779     12,844     35,219         --         --     34,068      2,186      6,045         --         --
Focused Technology        43,806     28,442     31,495         --         --      6,627      4,297      4,662         --         --
Focused Dividend
  Strategy                77,128     66,385    115,649         --         --     12,385     10,666     18,761         --         --

At April 30, 2005, the following affiliates owned outstanding shares of the following Portfolios:

PORTFOLIO                                                         HOLDER                            PERCENTAGE
---------                                                         ------                            ----------
Focused Large-Cap Growth Class A                  Focused Equity Strategy Portfolio                        24%
                                                  Focused Multi-Asset Strategy Portfolio                    8
                                                  Focused Balanced Strategy Portfolio                      14

Focused Multi-Cap Growth Class A                  Focused Multi-Asset Strategy Portfolio                   31

Focused Multi-Cap Growth Class X                  SAAMCo                                                   13

Focused 2000 Growth Class A                       Focused Equity Strategy Portfolio                        30
                                                  Focused Multi-Asset Strategy Portfolio                   29
                                                  Focused Balanced Strategy Portfolio                      17

Focused Large-Cap Value Class A                   Focused Equity Strategy Portfolio                        42
                                                  Focused Balanced Strategy Portfolio                      23
                                                  Focused Multi-Asset Strategy Portfolio                   16

Focused Multi-Cap Value Class A                   Focused Multi-Asset Strategy Portfolio                   30

Focused 2000 Value Class A                        Focused Equity Strategy Portfolio                        28
                                                  Focused Multi-Asset Strategy Portfolio                   19
                                                  Focused Balanced Strategy Portfolio                      15

Focused Growth and Income Class A                 Focused Multi-Asset Strategy Portfolio                   38

Focused International Equity Class A              Focused Equity Strategy Portfolio                        31
                                                  Focused Multi-Asset Strategy Portfolio                   36
                                                  Focused Balanced Strategy Portfolio                      16

Focused Technology Class A                        AIG SunAmerica, Inc.                                      7

The Strategy Portfolios do not invest in underlying AIG SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At April 30, 2005 each Strategy Portfolio held less than 48% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 85% of the outstanding shares of any underlying AIG SunAmerica Funds.

NOTE 5. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2005 were as follows:

                                                                                            FOCUSED FIXED
                                    FOCUSED          FOCUSED MULTI-          FOCUSED          INCOME AND       FOCUSED FIXED
                                EQUITY STRATEGY           ASSET             BALANCED       EQUITY STRATEGY    INCOME STRATEGY
                                   PORTFOLIO       STRATEGY PORTFOLIO  STRATEGY PORTFOLIO     PORTFOLIO          PORTFOLIO
                             --------------------  ------------------  ------------------  ----------------  ------------------
Purchases (excluding U.S.
  government securities)     $         33,005,578  $       85,123,595  $       23,243,536  $      7,116,312  $        5,921,930
Sales (excluding U.S.
  government securities)               16,019,988           1,232,888          10,845,480         9,694,550           5,897,399
Purchase of U.S.
  government securities                        --                  --                  --                --                  --
Sales of U.S. government
  securities                                   --                  --                  --                --                  --

                                                         FOCUSED                               FOCUSED            FOCUSED
                               FOCUSED LARGE-CAP        MULTI-CAP         FOCUSED 2000        LARGE-CAP          MULTI-CAP
                               GROWTH PORTFOLIO     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO    VALUE PORTFOLIO
                             --------------------  ------------------  ------------------  ----------------  ------------------
Purchases (excluding U.S.
  government securities)     $      1,364,921,755  $      211,152,372  $      134,191,627  $    256,758,613  $      551,211,156
Sales (excluding U.S.
  government securities)            1,535,942,548         238,290,333         126,767,635       255,214,588         604,908,111
Purchase of U.S.
  government securities                        --                  --                  --                --                  --
Sales of U.S.
  government securities                        --                  --                  --                --                  --

                                                                         FOCUSED GROWTH         FOCUSED
                                                      FOCUSED 2000         AND INCOME        INTERNATIONAL   FOCUSED TECHNOLOGY
                                                     VALUE PORTFOLIO        PORTFOLIO      EQUITY PORTFOLIO       PORTFOLIO
                                                   ------------------  ------------------  ----------------  ------------------
Purchases (excluding U.S. government securities)   $      187,472,621  $      388,085,305  $    132,430,106  $       37,634,125
Sales (excluding U.S. government securities)              179,304,646         437,027,841       118,003,149          40,261,479
Purchase of U.S. government securities                             --                  --                --                  --
Sales of U.S. government securities                                --                  --                --                  --

                                                    FOCUSED DIVIDEND
                                                   STRATEGY PORTFOLIO
                                                   ------------------
Purchases (excluding U.S. government securities)   $       64,436,650
Sales (excluding U.S. government securities)               71,563,166
Purchase of U.S. government securities                             --
Sales of U.S. government securities                                --

NOTE 6. TRANSACTIONS WITH AFFILIATES

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the period ended April 30, 2005, transactions in these securities were as follows:

                                                                    CAPITAL GAIN
                                                                    DISTRIBUTION  MARKET VALUE AT
PORTFOLIO                        SECURITY                INCOME       RECEIVED    OCTOBER 31, 2004
--------------------  ------------------------------  ------------  ------------  ----------------
Focused Equity
  Strategy            Various AIG SunAmerica Funds*   $  7,502,264  $  6,847,982  $    524,982,817
Focused Multi-Asset
  Strategy            Various AIG SunAmerica Funds*      7,388,079     5,103,380       540,199,099
Focused Balanced
  Strategy            Various AIG SunAmerica Funds*      6,971,793     4,668,385       450,615,211
Focused Fixed
  Income and
  Equity Strategy     Various AIG SunAmerica Funds*      1,303,087       312,517        89,393,606
Focused Fixed
  Income Strategy     Various AIG SunAmerica Funds*        637,125        88,230        37,866,894

                                                                                                     CHANGE IN
                                                         COST OF       COST OF        REALIZED       UNREALIZED     MARKET VALUE AT
PORTFOLIO                        SECURITY               PURCHASES       SALES        GAIN (LOSS)     GAIN (LOSS)    APRIL 30, 2005
--------------------  ------------------------------  ------------  ------------  ----------------  -------------  ----------------
Focused Equity
  Strategy            Various AIG SunAmerica Funds*   $ 47,355,824  $ 16,019,988  $      5,147,756  $  (1,035,184) $    560,431,225
Focused Multi-Asset
  Strategy            Various AIG SunAmerica Funds*     97,615,053     1,232,888           286,881      8,719,531       645,587,676
Focused Balanced
  Strategy            Various AIG SunAmerica Funds*     34,883,714    10,845,480         2,151,851     (1,803,137)      475,002,159
Focused Fixed Income
  and Equity Strategy Various AIG SunAmerica Funds*      8,731,915     9,694,550           657,607       (241,182)       88,847,396
Focused Fixed Income
  Strategy            Various AIG SunAmerica Funds*      6,647,283     5,897,399           134,067       (144,172)       38,606,673

* See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                               FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED
                                              LARGE-CAP   MULTI-CAP     2000       LARGE-     MULTI-CAP     GROWTH       FOCUSED
                                                GROWTH     GROWTH      GROWTH     CAP VALUE     VALUE     AND INCOME   TECHNOLOGY
                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
                                              ---------   ---------   ---------   ---------   ---------   ----------   ----------
Banc of America Securities, LLC               $      --   $      --   $      --   $      --   $      --   $    8,500   $       --
Baron Capital Partners, LLC                          --          --       1,912          --          --           --        2,015
Credit Suisse First Boston Corp.                     --       3,168          --          --          --           --           --
Deutsche Bank Securities, Inc.                       --          --       4,070          --          --           --           --
Fred Alger Company, Inc.                        954,975          --          --          --          --           --           --
JP Morgan Securities, Inc.                       59,324          --          --          --          --           --           --
M.J. Whitman, Inc.                                   --          --          --          --      59,383           --           --
Merrill Lynch, Pierce, Fenner & Smith, Inc.          --          --          --      14,114          --           --           --

NOTE 7. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

                                                        DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                           -------------------------------------------------   ------------------------
                                                                 FOR THE YEAR ENDED OCTOBER 31, 2004
                                           ----------------------------------------------------------------------------
                                                          LONG-TERM GAINS/     UNREALIZED                     LONG-TERM
                                             ORDINARY       CAPITAL LOSS      APPRECIATION       ORDINARY      CAPITAL
PORTFOLIO                                     INCOME          CARRYOVER      (DEPRECIATION)*      INCOME        GAINS
---------                                  ------------   ----------------   ---------------   ------------   ---------
Focused Equity Strategy                    $         --   $      2,082,354   $    18,954,700   $     27,100   $  14,228
Focused Multi-Asset Strategy                    246,175            265,359        35,290,195        280,124      18,499
Focused Balanced Strategy                       219,851          5,050,439        15,088,860      2,341,578       9,332
Focused Fixed Income and Equity Strategy      1,235,334            859,160         1,227,723      1,784,488          --
Focused Fixed Income Strategy                   638,904             58,330            26,537      1,289,504          --
Focused Large-Cap Growth                             --       (601,397,283)      174,434,650             --          --
Focused Multi-Cap Growth                             --       (131,571,154)       60,933,955             --          --
Focused 2000 Growth                                  --         (9,513,594)       45,521,458             --          --
Focused Large-Cap Value                         900,154          3,329,305        20,776,335        293,906          --
Focused Multi-Cap Value                              --        (24,440,429)       72,999,617      2,042,754          --
Focused 2000 Value                           31,938,828         27,916,172        39,807,926             --          --
Focused Growth and Income                            --        (60,739,353)       48,292,563             --          --
Focused International Equity                  4,930,471          3,514,455        14,299,243             --     575,289
Focused Technology                                   --       (192,417,949)       11,468,273             --          --
Focused Dividend Strategy                       301,929        (11,269,375)       11,349,620      2,986,177          --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2004, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                             CAPITAL LOSS CARRYFORWARD
                                                          -----------------------------------------------------------------
PORTFOLIO                                                      2008             2009             2010             2011
---------                                                 --------------   --------------   --------------   --------------
Focused Equity Strategy*                                  $           --   $    5,162,582   $      811,968   $           --
Focused Multi-Asset Strategy                                          --               --               --               --
Focused Balanced Strategy*                                            --        2,121,281        1,108,014               --
Focused Fixed Income and Equity Strategy                              --               --               --               --
Focused Fixed Income Strategy                                         --               --               --               --
Focused Large-Cap Growth*                                        695,156      357,048,757      243,653,370               --
Focused Multi-Cap Growth*                                      7,756,481       68,868,584       39,994,082       14,952,007
Focused 2000 Growth                                                   --               --        9,513,594               --
Focused Large-Cap Value                                               --               --               --               --
Focused Multi-Cap Value                                               --               --               --       24,440,429
Focused 2000 Value                                                    --               --               --               --
Focused Growth and Income                                             --       45,960,204       12,118,153        2,660,996
Focused International Equity                                          --               --               --               --
Focused Technology                                                    --      164,509,052       27,908,897               --
Focused Dividend Strategy                                      8,970,790        2,298,585               --               --

* Certain Capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2004

                                                               CAPITAL LOSS
                                                               CARRYFORWARD
PORTFOLIO                                                        UTILIZED
---------                                                      ------------
Focused Equity Strategy                                        $     43,544
Focused Multi-Asset Strategy                                             --
Focused Balanced Strategy                                           346,776
Focused Fixed Income and Equity Strategy                                 --
Focused Fixed Income Strategy                                            --
Focused Large-Cap Growth                                         87,022,110
Focused Multi-Cap Growth                                         35,087,497
Focused 2000 Growth                                               6,501,998
Focused Large-Cap Value                                           7,476,931
Focused Multi-Cap Value                                          28,180,090
Focused 2000 Value                                                2,224,570
Focused Growth and Income                                         8,600,943
Focused International Equity                                             --
Focused Technology                                               20,471,667
Focused Dividend Strategy                                         7,221,562

As of April 30, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  FOCUSED          FOCUSED MULTI-         FOCUSED          FOCUSED FIXED           FOCUSED
                              EQUITY STRATEGY      ASSET STRATEGY    BALANCED STRATEGY   INCOME AND EQUITY       FIXED INCOME
                                 PORTFOLIO           PORTFOLIO           PORTFOLIO       STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                             -----------------   -----------------   -----------------   ------------------   ------------------
Cost                         $     542,511,709   $     601,577,950   $     461,716,436   $       87,860,855   $       38,724,308
                             =================   =================   =================   ==================   ==================
Appreciation                        19,705,920          44,713,899          14,742,003            1,414,714              393,476
Depreciation                        (1,786,404)           (704,173)         (1,456,280)            (428,173)            (511,111)
                             -----------------   -----------------   -----------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)              $      17,919,516   $      44,009,726   $      13,285,723   $          986,541   $         (117,635)
                             =================   =================   =================   ==================   ==================

                                                  FOCUSED MULTI-                           FOCUSED LARGE-       FOCUSED MULTI-
                             FOCUSED LARGE-CAP      CAP GROWTH         FOCUSED 2000          CAP VALUE            CAP VALUE
                              GROWTH PORTFOLIO      PORTFOLIO        GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO
                             -----------------   -----------------   -----------------   ------------------   ------------------
Cost                         $   1,511,679,819   $     308,885,379   $     293,111,303   $      480,629,541   $      538,032,748
                             =================   =================   =================   ==================   ==================
Appreciation                       233,022,602          64,101,274          59,535,875           56,185,256           86,793,884
Depreciation                       (99,888,463)        (11,495,385)        (14,364,971)         (29,481,529)         (19,481,366)
                             -----------------   -----------------   -----------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)              $     133,134,139   $      52,605,889   $      45,170,904   $       26,703,727   $       67,312,518
                             =================   =================   =================   ==================   ==================

                                                  FOCUSED GROWTH          FOCUSED             FOCUSED
                                FOCUSED 2000        AND INCOME         INTERNATIONAL         TECHNOLOGY        FOCUSED DIVIDEND
                              VALUE PORTFOLIO       PORTFOLIO        EQUITY PORTFOLIO        PORTFOLIO        STRATEGY PORTFOLIO
                             -----------------   -----------------   -----------------   ------------------   ------------------
Cost                         $     531,528,462   $     349,508,899   $     211,472,037   $       80,549,544   $      220,760,618
                             =================   =================   =================   ==================   ==================
Appreciation                        57,496,757          48,176,199          26,573,973           10,026,211           21,411,238
Depreciation                       (36,010,321)        (18,081,636)         (5,164,959)          (6,747,358)         (15,297,476)
                             -----------------   -----------------   -----------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)              $      21,486,436   $      30,094,563   $      21,409,014   $        3,278,853   $        6,113,762
                             =================   =================   =================   ==================   ==================

NOTE 8. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the period ended April 30, 2005, the amount of expense reductions received by each Portfolio, were as follows:

                                                               TOTAL EXPENSE
PORTFOLIO                                                        REDUCTIONS
--------                                                       -------------
Focused Large-Cap Growth                                       $     589,239
Focused Multi-Cap Growth                                               2,516
Focused 2000 Growth                                                    8,078
Focused 2000 Value                                                   118,351
Focused Growth and Income                                             54,542
Focused International Equity                                          76,903
Focused Technology                                                    11,109

NOTE 9 CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                     FOCUSED EQUITY STRATEGY
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,726,225*    $   30,360,298*         8,055,056**   $  135,480,588**
Shares issued by merger                 --                 --            239,692          4,122,703
Reinvested dividends               126,913          2,298,395                599             10,113
Shares redeemed                 (1,566,296)       (27,680,779)        (1,781,728)       (29,523,684)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            286,842     $    4,977,914          6,513,619     $  110,089,720
                            ==============     ==============     ==============     ==============

                                                     FOCUSED EQUITY STRATEGY
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        849,032     $   14,821,033          3,586,811     $   60,230,701
Shares issued by merger                 --                 --            767,778         13,100,103
Reinvested dividends                48,265            867,315                379              6,361
Shares redeemed                   (531,071)*       (9,240,896)*         (588,743)**      (9,708,916)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)            366,226     $    6,447,452          3,766,225     $   63,628,249
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      2,505,514     $   43,654,479         11,913,013     $  198,102,021
Shares issued by merger                 --                 --             48,156            821,051
Reinvested dividends               110,093          1,977,266              1,058             17,716
Shares redeemed                 (1,858,886)       (32,442,160)        (2,013,934)       (33,124,066)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            756,721     $   13,189,585          9,948,293     $  165,816,722
                            ==============     ==============     ==============     ==============

                                         CLASS I                               CLASS I
                            ---------------------------------     ---------------------------------
                                                                            FOR THE PERIOD
                                 FOR THE SIX MONTHS ENDED                 FEBRUARY 23, 2004+
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                         91,759     $    1,627,759             71,796     $      483,700
Shares issued by merger                 --                 --            475,950          8,186,342
Reinvested dividends                 5,366             96,935                 --                 --
Shares redeemed                   (113,598)        (1,999,626)          (203,347)        (3,366,861)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            (16,473)    $     (274,932)           344,399     $    5,303,181
                            ==============     ==============     ==============     ==============

                                                  FOCUSED MULTI-ASSET STRATEGY
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      2,951,437#    $   49,685,033#         7,536,141##   $  118,786,803##
Reinvested dividends               127,398          2,184,872             16,322            256,249
Shares redeemed                   (960,026)       (16,175,259)        (1,280,209)       (20,136,213)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          2,118,809     $   35,694,646          6,272,254     $   98,906,839
                            ==============     ==============     ==============     ==============

                                                  FOCUSED MULTI-ASSET STRATEGY
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,557,805     $   26,082,670          3,982,486     $   62,507,816
Reinvested dividends                39,227            670,383                181              2,841
Shares redeemed                   (396,066)#       (6,620,701)#         (556,290)##      (8,687,600)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)          1,200,966     $   20,132,352          3,426,377     $   53,823,057
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      3,866,652     $   64,624,581         11,819,197     $  185,328,506
Reinvested dividends               103,582          1,770,208                575              8,998
Shares redeemed                 (1,850,099)       (30,891,352)        (1,591,465)       (24,821,477)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          2,120,135     $   35,503,437         10,228,307     $  160,516,027
                            ==============     ==============     ==============     ==============

+    Commencement of Operations
* Includes automatic conversion of 62,412 shares of Class B shares in the amount of $1,080,216 to 61,777 shares of Class A shares in the amount of $1,080,216
** Includes automatic conversion of 36,266 shares of Class B shares in the amount of $599,106 to 35,919 shares of Class A shares in the amount of $599,106
# Includes automatic conversion of 35,035 shares of Class B shares in the amount of $586,315 to 34,809 shares of Class A shares in the amount of $586,315
## Includes automatic conversion of 69,434 shares of Class B shares in the amount of $1,083,653 to 69,068 shares of Class A shares in the amount of $1,083,653
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                                   FOCUSED BALANCED STRATEGY
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,568,303*    $   24,919,948*         5,568,331**   $   85,757,438**
Shares issued by merger                 --                 --            845,475         13,290,867
Reinvested dividends               169,530          2,725,800             66,529          1,028,976
Shares redeemed                   (949,428)       (15,024,389)        (1,644,387)       (25,260,279)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            788,405     $   12,621,359          4,835,948     $   74,817,002
                            ==============     ==============     ==============     ==============

                                                   FOCUSED BALANCED STRATEGY
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        683,936     $   10,840,772          3,196,412     $   49,982,599
Shares issued by merger                 --                 --          1,510,040         23,691,809
Reinvested dividends               119,773          1,926,171             16,532            255,018
Shares redeemed                   (553,978)*       (8,772,198)*         (913,278)**     (13,992,884)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)            249,731     $    3,994,745          3,809,706     $   59,936,542
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,884,165     $   29,885,760          8,704,328     $  134,284,420
Shares issued by merger                 --                 --            255,038          4,006,646
Reinvested dividends               187,045          3,011,835             28,520            440,357
Shares redeemed                 (1,719,176)       (27,251,930)        (3,001,467)       (45,999,071)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            352,034     $    5,645,665          5,986,419     $   92,732,352
                            ==============     ==============     ==============     ==============

                                         CLASS I                               CLASS I
                            ---------------------------------     ---------------------------------
                                                                            FOR THE PERIOD
                                 FOR THE SIX MONTHS ENDED                 FEBRUARY 23, 2004+
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        275,358     $    4,376,122            204,180     $    2,395,455
Shares issued by merger                 --                 --          1,529,144         24,038,151
Reinvested dividends                20,936            335,586              7,658            118,764
Shares redeemed                   (216,962)        (3,440,220)          (877,526)       (13,647,118)
                            --------------     --------------     --------------     --------------
Net increase (decrease)             79,332     $    1,271,488            863,456     $   12,905,252
                            ==============     ==============     ==============     ==============

                                            FOCUSED FIXED INCOME AND EQUITY STRATEGY
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        401,191#    $    5,633,533#         1,615,562##   $   22,689,955##
Reinvested dividends                49,992            700,268             31,421            439,428
Shares redeemed                   (356,117)        (4,985,273)          (829,743)       (11,595,607)
                            --------------     --------------     --------------     --------------
Net increase (decrease)             95,066     $    1,348,528            817,240     $   11,533,776
                            ==============     ==============     ==============     ==============

                                            FOCUSED FIXED INCOME AND EQUITY STRATEGY
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        181,182     $    2,527,884            533,969     $    7,483,063
Reinvested dividends                26,233            367,639             13,668            191,072
Shares redeemed                   (114,684)#       (1,604,919)#         (238,089)##      (3,335,905)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)             92,731     $    1,290,604            309,548     $    4,338,230
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        393,357     $    5,504,115          1,535,526     $   21,467,974
Reinvested dividends                50,885            713,362             29,428            411,417
Shares redeemed                   (574,969)        (8,058,923)          (650,495)        (9,077,564)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (130,727)    $   (1,841,446)           914,459     $   12,801,827
                            ==============     ==============     ==============     ==============

                                         CLASS I                               CLASS I
                            ---------------------------------     ---------------------------------
                                                                            FOR THE PERIOD
                                 FOR THE SIX MONTHS ENDED               JULY 7, 2004+ THROUGH
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                             61     $          859              7,215     $      100,000
Reinvested dividends                   262              3,666                 39                539
Shares redeemed                         --                 --                 --                 --
                            --------------     --------------     --------------     --------------
Net increase (decrease)                323     $        4,525              7,254     $      100,539
                            ==============     ==============     ==============     ==============

+    Commencement of Operations
* Includes automatic conversion of 42,048 shares of Class B shares in the amount of $663,712 to 41,965 shares of Class A shares in the amount of $663,712
** Includes automatic conversion of 56,467 shares of Class B shares in the amount of $867,541 to 56,359 shares of Class A shares in the amount of $867,541
# Includes automatic conversion of 9,166 shares of Class B shares in the amount of $126,669 to 9,156 shares of Class A shares in the amount of $126,669
## Includes automatic conversion of 6,463 shares of Class B shares in the amount of $91,074 to 6,450 shares of Class A shares in the amount of $91,074
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                                 FOCUSED FIXED INCOME STRATEGY
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        266,164*    $    3,427,503*           541,378**   $    7,004,960**
Reinvested dividends                18,765            242,100             21,478            277,898
Shares redeemed                   (136,528)        (1,768,279)          (525,673)        (6,792,226)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            148,401     $    1,901,324             37,183     $      490,632
                            ==============     ==============     ==============     ==============

                                                 FOCUSED FIXED INCOME STRATEGY
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                         69,776     $      898,078            323,421     $    4,167,683
Reinvested dividends                11,889            153,352             12,709            164,195
Shares redeemed                    (72,148)*         (932,113)*         (174,469)**      (2,249,695)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)              9,517     $      119,317            161,661     $    2,082,183
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        287,318     $    3,697,044          1,906,382     $   24,546,297
Reinvested dividends                32,867            423,794             30,850            398,252
Shares redeemed                   (408,292)        (5,289,059)        (1,156,181)       (15,019,438)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            (88,107)    $   (1,168,221)           781,051     $    9,925,111
                            ==============     ==============     ==============     ==============

                                               FOCUSED LARGE-CAP GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      3,700,211#    $   62,439,611#        22,615,574##   $  385,182,154##
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (6,136,628)      (103,863,640)        (8,122,284)      (135,045,333)
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (2,436,417)    $  (41,424,029)        14,493,290     $  250,136,821
                            ==============     ==============     ==============     ==============

                                               FOCUSED LARGE-CAP GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        536,789     $    8,662,928          2,743,291     $   45,080,945
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (4,601,494)#      (74,328,695)#       (5,988,433)##     (96,178,476)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (4,064,705)    $  (65,665,767)        (3,245,142)    $  (51,097,531)
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,175,594     $   19,077,353          6,107,255     $   99,910,105
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (6,026,708)       (97,455,355)        (7,461,059)      (119,843,363)
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (4,851,114)    $  (78,378,002)        (1,353,804)    $  (19,933,258)
                            ==============     ==============     ==============     ==============

                                                             CLASS Z
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        330,619     $    5,749,562            781,570     $   13,487,898
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (538,478)        (9,322,965)          (427,958)        (7,200,965)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (207,859)    $   (3,573,403)           353,612     $    6,286,933
                            ==============     ==============     ==============     ==============

* Includes automatic conversion of 3,819 shares of Class B shares in the amount of $48,913 to 3,816 shares of Class A shares in the amount of $48,913
** Includes automatic conversion of 5,509 shares of Class B shares in the amount of $70,817 to 5,505 shares of Class A shares in the amount of $70,817
# Includes automatic conversion of 372,898 shares of Class B shares in the amount of $6,006,937 to 372,789 shares of Class A shares in the amount of $6,006,937
## Includes automatic conversion of 356,494 shares of Class B shares in the amount of $5,674,472 to 343,146 shares of Class A shares in the amount of $5,674,472
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                               FOCUSED MULTI-CAP GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,772,420*    $   35,122,121*         4,672,374**   $   80,828,781**
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (900,287)       (17,837,011)        (1,731,397)       (29,860,200)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            872,133     $   17,285,110          2,940,977     $   50,968,581
                            ==============     ==============     ==============     ==============

                                               FOCUSED MULTI-CAP GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        358,119     $    6,670,122            655,950     $   10,720,980
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (1,164,591)*      (21,592,540)*       (3,120,551)**     (50,796,969)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (806,472)    $  (14,922,418)        (2,464,601)    $  (40,075,989)
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        306,956     $    5,710,977            606,632     $    9,944,192
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (397,041)        (7,362,736)          (725,792)       (11,791,753)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            (90,085)    $   (1,651,759)          (119,160)    $   (1,847,561)
                            ==============     ==============     ==============     ==============

                                                              CLASS X
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                          9,603     $      191,396             16,310     $      285,909
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                       (310)            (6,134)              (861)           (14,898)
                            --------------     --------------     --------------     --------------
Net increase (decrease)              9,293     $      185,262             15,449     $      271,011
                            ==============     ==============     ==============     ==============

                                                 FOCUSED 2000 GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,708,859#    $   29,474,442#         8,002,285##   $  123,188,573##
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (669,676)       (11,639,635)          (971,993)       (14,740,766)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          1,039,183     $   17,834,807          7,030,292     $  108,447,807
                            ==============     ==============     ==============     ==============

                                                 FOCUSED 2000 GROWTH PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        259,784     $    4,246,903            816,491     $   11,975,617
Reinvested dividends                    --                 --                  4                 50
Shares redeemed                   (268,142)#       (4,412,151)#         (483,156)##      (7,048,160)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)             (8,358)    $     (165,248)           333,339     $    4,927,507
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        521,657     $    8,490,119          1,938,176     $   28,402,764
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (658,937)       (10,799,130)        (1,070,496)       (15,393,434)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (137,280)    $   (2,309,011)           867,680     $   13,009,330
                            ==============     ==============     ==============     ==============

                                                             CLASS I
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                         57,781     $    1,012,083            142,565     $    2,201,678
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                    (45,418)          (792,269)          (261,951)        (3,998,770)
                            --------------     --------------     --------------     --------------
Net increase (decrease)             12,363     $      219,814           (119,386)    $   (1,797,092)
                            ==============     ==============     ==============     ==============

* Includes automatic conversion of 634,295 shares of Class B shares in the amount of $11,752,393 to 595,465 shares of Class A shares in the amount of $11,752,393
** Includes automatic conversion of 1,608,803 shares of Class B shares in the amount of $26,217,559 to 1,517,569 shares of Class A shares in the amount of $26,217,559
# Includes automatic conversion of 19,429 shares of Class B shares in the amount of $315,163 to 18,438 shares of Class A shares in the amount of $315,163
## Includes automatic conversion of 21,405 shares of Class B shares in the amount of $317,527 to 20,429 shares of Class A shares in the amount of $317,527
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                                FOCUSED LARGE-CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      2,232,595*    $   34,463,947*        15,206,464**   $  225,992,445**
Reinvested dividends               216,051          3,355,273             19,611            284,555
Shares redeemed                 (1,322,898)       (20,558,356)        (2,222,479)       (32,722,987)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          1,125,748     $   17,260,864         13,003,596     $  193,554,013
                            ==============     ==============     ==============     ==============

                                                FOCUSED LARGE-CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        193,477     $    2,882,685            754,095     $   10,828,250
Reinvested dividends                17,885            267,896                 --                 --
Shares redeemed                   (682,868)*      (10,170,527)*         (719,472)**     (10,271,690)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (471,506)    $   (7,019,946)            34,623     $      556,560
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        382,384     $    5,733,775          2,075,064     $   29,797,894
Reinvested dividends                31,151            467,318                 --                 --
Shares redeemed                   (710,320)       (10,594,909)          (896,879)       (12,807,565)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (296,785)    $   (4,393,816)         1,178,185     $   16,990,329
                            ==============     ==============     ==============     ==============

                                                   FOCUSED MULTI-CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,613,032#    $   33,119,140#         3,429,914##   $   63,206,686##
Reinvested dividends                    --                 --             68,556          1,207,281
Shares redeemed                 (1,616,868)       (33,030,505)        (2,110,913)       (38,931,593)
                            --------------     --------------     --------------     --------------
Net increase (decrease)             (3,836)    $       88,635          1,387,557     $   25,482,374
                            ==============     ==============     ==============     ==============

                                                   FOCUSED MULTI-CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        905,038     $   18,010,233            886,486     $   15,988,957
Reinvested dividends                    --                 --             12,892            222,518
Shares redeemed                 (1,703,221)#      (34,013,193)#       (2,295,161)##     (41,294,111)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (798,183)    $  (16,002,960)        (1,395,783)    $  (25,082,636)
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        410,550     $    8,203,346          1,318,585     $   23,730,021
Reinvested dividends                    --                 --             15,585            268,895
Shares redeemed                 (1,509,602)       (30,165,100)        (3,078,363)       (55,278,964)
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (1,099,052)    $  (21,961,754)        (1,744,193)    $  (31,280,048)
                            ==============     ==============     ==============     ==============

                                         CLASS I
                            ---------------------------------
                                    FOR THE YEAR ENDED
                                     OCTOBER 31, 2004
                            ---------------------------------
                                SHARES             AMOUNT
                            --------------     --------------
Shares sold                         65,871     $    1,231,063
Reinvested dividends                 8,233            145,227
Shares redeemed                 (1,063,459)       (20,570,207)
                            --------------     --------------
Net increase (decrease)           (989,355)    $  (19,193,917)
                            ==============     ==============

* Includes automatic conversion of 236,309 shares of Class B shares in the amount of $3,526,090 to 227,641 shares of Class A shares in the amount of $3,526,090
** Includes automatic conversion of 73,501 shares of Class B shares in the amount of $1,041,515 to 70,974 shares of Class A shares in the amount of $1,041,515
# Includes automatic conversion of 66,153 shares of Class B shares in the amount of $1,318,710 to 64,361 shares of Class A shares in the amount of $1,318,710
## Includes automatic conversion of 124,527 shares of Class B shares in the amount of $2,251,359 to 121,732 shares of Class A shares in the amount of $2,251,359
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                                  FOCUSED 2000 VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      2,709,753*    $   57,337,622*        10,041,656**   $  200,898,576**
Reinvested dividends             1,736,866         36,161,543                 --                 --
Shares redeemed                 (2,174,497)       (44,931,226)        (1,915,452)       (38,794,542)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          2,272,122     $   48,567,939          8,126,204     $  162,104,034
                            ==============     ==============     ==============     ==============

                                                  FOCUSED 2000 VALUE PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        424,045     $    8,529,587            974,045     $   18,699,301
Reinvested dividends               385,879          7,597,968                 --                 --
Shares redeemed                   (772,637)*      (15,300,162)*         (796,549)**     (15,272,636)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)             37,287     $      827,393            177,496     $    3,426,665
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        971,778     $   19,616,201          2,208,755     $   42,503,729
Reinvested dividends               588,690         11,614,851                 --                 --
Shares redeemed                   (864,157)       (17,102,445)        (1,098,869)       (21,191,100)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            696,311     $   14,128,607          1,109,886     $   21,312,629
                            ==============     ==============     ==============     ==============

                                               FOCUSED GROWTH AND INCOME PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,222,488#    $   19,648,331#         4,754,445##   $   73,517,220##
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (1,411,051)       (22,678,183)        (2,243,362)       (34,393,117)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (188,563)    $   (3,029,852)         2,511,083     $   39,124,103
                            ==============     ==============     ==============     ==============

                                               FOCUSED GROWTH AND INCOME PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        212,190     $    3,247,336          1,236,311     $   18,476,403
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (985,390)#      (15,101,355)#       (1,435,315)##     (21,037,483)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (773,200)    $  (11,854,019)          (199,004)    $   (2,561,080)
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        346,547     $    5,313,042          2,514,166     $   37,196,286
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (1,605,604)       (24,551,399)        (2,658,038)       (38,625,193)
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (1,259,057)    $  (19,238,357)          (143,872)    $   (1,428,907)
                            ==============     ==============     ==============     ==============

                                                             CLASS X
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        231,108     $    3,763,360          1,026,677     $   15,929,182
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (2,536,067)       (41,075,830)          (192,802)        (2,968,601)
                            --------------     --------------     --------------     --------------
Net increase (decrease)         (2,304,959)    $  (37,312,470)           833,875     $   12,960,581
                            ==============     ==============     ==============     ==============

* Includes automatic conversion of 275,243 shares of Class B shares in the amount of $5,478,032 to 260,319 shares of Class A shares in the amount of $5,478,032
** Includes automatic conversion of 92,519 shares of Class B shares in the amount of $1,799,177 to 88,269 shares of Class A shares in the amount of $1,799,177
# Includes automatic conversion of 175,747 shares of Class B shares in the amount of $2,699,586 to 167,371 shares of Class A shares in the amount of $2,699,586
## Includes automatic conversion of 121,214 shares of Class B shares in the amount of $1,755,452 to 115,872 shares of Class A shares in the amount of $1,755,452
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                            FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,120,545*    $   19,230,220*         6,175,757**   $   99,858,965**
Reinvested dividends               444,320          7,513,444             27,068            422,536
Shares redeemed                   (358,921)        (6,141,108)          (488,520)        (7,916,869)
                            --------------     --------------     --------------     --------------
Net increase (decrease)          1,205,944     $   20,602,556          5,714,305     $   92,364,632
                            ==============     ==============     ==============     ==============

                                            FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        163,355     $    2,731,383            263,378     $    4,194,222
Reinvested dividends                25,028            415,709              2,586             39,817
Shares redeemed                   (102,511)*       (1,719,767)*         (130,281)**      (2,064,944)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)             85,872     $    1,427,325            135,683     $    2,169,095
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        342,715     $    5,745,770            843,408     $   13,395,727
Reinvested dividends                68,686          1,138,817              6,049             93,094
Shares redeemed                   (183,472)        (3,072,972)          (223,055)        (3,567,294)
                            --------------     --------------     --------------     --------------
Net increase (decrease)            227,929     $    3,811,615            626,402     $    9,921,527
                            ==============     ==============     ==============     ==============

                                                  FOCUSED TECHNOLOGY PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                      1,564,307#    $    8,621,826#         3,928,724##   $   20,148,304##
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                 (1,547,325)        (8,536,403)        (3,971,660)       (19,846,524)
                            --------------     --------------     --------------     --------------
Net increase (decrease)             16,982     $       85,423            (42,936)    $      301,780
                            ==============     ==============     ==============     ==============

                                                  FOCUSED TECHNOLOGY PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        334,629     $    1,805,950          1,381,952     $    6,925,078
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (613,085)#       (3,265,527)#       (1,160,936)##      (5,762,800)##
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (278,456)    $   (1,459,577)           221,016     $    1,162,278
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        577,868     $    3,119,987          1,518,671     $    7,607,540
Reinvested dividends                    --                 --                 --                 --
Shares redeemed                   (990,108)        (5,256,301)        (1,987,665)        (9,751,061)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (412,240)    $   (2,136,314)          (468,994)    $   (2,143,521)
                            ==============     ==============     ==============     ==============

* Includes automatic conversion of 16,212 shares of Class B shares in the amount of $271,250 to 15,906 shares of Class A shares in the amount of $271,250
** Includes automatic conversion of 30,637 shares of Class B shares in the amount of $487,920 to 30,146 shares of Class A shares in the amount of $487,920
# Includes automatic conversion of 30,566 shares of Class B shares in the amount of $159,583 to 29,686 shares of Class A shares in the amount of $159,583
## Includes automatic conversion of 66,401 shares of Class B shares in the amount of $336,538 to 64,854 shares of Class A shares in the amount of $336,538
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

                                               FOCUSED DIVIDEND STRATEGY PORTFOLIO
                            -----------------------------------------------------------------------
                                                         CLASS A SHARES
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        770,599*    $    9,901,908*         3,237,330**   $   39,693,426**
Reinvested dividends                30,195            390,115             56,321            690,992
Shares redeemed                 (1,044,987)       (13,403,597)        (2,124,502)       (25,969,781)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (244,193)    $   (3,111,574)         1,169,149     $   14,414,637
                            ==============     ==============     ==============     ==============

                                               FOCUSED DIVIDEND STRATEGY PORTFOLIO
                            -----------------------------------------------------------------------
                                                             CLASS B
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        335,453     $    4,287,495          1,102,392     $   13,480,063
Reinvested dividends                18,660            240,333             37,089            452,614
Shares redeemed                   (549,152)*       (7,020,619)*         (830,413)**     (10,129,378)**
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (195,039)    $   (2,492,791)           309,068     $    3,803,299
                            ==============     ==============     ==============     ==============

                                                            CLASS C (1)
                            -----------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      APRIL 30, 2005@                      OCTOBER 31, 2004
                            ---------------------------------     ---------------------------------
                                SHARES             AMOUNT             SHARES             AMOUNT
                            --------------     --------------     --------------     --------------
Shares sold                        713,187     $    9,115,884          2,921,309     $   35,630,528
Reinvested dividends                29,607            381,296             58,468            714,093
Shares redeemed                   (914,022)       (11,678,847)        (1,350,575)       (16,516,680)
                            --------------     --------------     --------------     --------------
Net increase (decrease)           (171,228)    $   (2,181,667)         1,629,202     $   19,827,941
                            ==============     ==============     ==============     ==============

* Includes automatic conversion of 31,758 shares of Class B shares in the amount of $404,989 to 31,640 shares of Class A shares in the amount of $404,989
** Includes automatic conversion of 26,332 shares of Class B shares in the amount of $322,101 to 26,233 shares of Class A shares in the amount of $322,101
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
@    Unaudited

NOTE 10. DIRECTORS' RETIREMENT PLAN

The Directors of the SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                           RETIREMENT PLAN   RETIREMENT PLAN   RETIREMENT PLAN
                                              LIABILITY          EXPENSE           PAYMENTS
                                           ---------------   ---------------   ---------------
PORTFOLIO                                                 AS OF APRIL 30, 2005
----------------------------------------   ---------------------------------------------------
Focused Equity Strategy                    $         6,725   $         2,583   $            68
Focused Multi-Asset Strategy                         6,490             2,731                65
Focused Balanced Strategy                            7,471             2,237                83
Focused Fixed Income and Equity Strategy             1,394               470                16
Focused Fixed Income Strategy                          533               185                 6
Focused Large-Cap Growth                           153,584            10,374             3,818
Focused Multi-Cap Growth                            50,849             1,998             1,595
Focused 2000 Growth                                  7,070             1,701               102
Focused Large-Cap Value                             16,438             2,538               361
Focused Multi-Cap Value                             45,743             3,652               969
Focused 2000 Value                                  18,788             2,813               401
Focused Growth and Income                           26,197             2,466               599
Focused International Equity                         4,275             1,041                65
Focused Technology                                   8,447               569               213
Focused Dividend Strategy                           13,889             1,283               375

NOTE 11. LINES OF CREDIT

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which, is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending April 30, 2005, the following Portfolios had borrowings:

                                            DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
                                         OUTSTANDING    CHARGES     UTILIZED         INTEREST
                                         -----------   --------   ------------   ----------------
Focused Large-Cap Growth Portfolio                51   $  4,864   $  1,246,757               2.81%
Focused 2000 Growth Portfolio                      2         72        449,066               2.10
Focused Large-Cap Value Portfolio                 27        879        424,130               2.94
Focused Multi-Cap Value Portfolio                 15      1,404      1,069,873               3.09
Focused Growth and Income Portfolio               74      9,234      1,474,911               2.90
Focused International Equity Portfolio            16      1,574      1,149,202               3.17

At April 30, 2005, the Focused Growth and Income Portfolio had $151,867 in borrowings outstanding at an interest rate of 3.50%.

NOTE 12. INTERFUND LENDING AGREEMENT

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2005, none of the Portfolios participated in the program.

NOTE 13. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2005, the Focused International Equity Portfolio had approximately 20.6% of its net assets invested in equity securities of companies domiciled in the United Kingdom.

NOTE 14. SUBSEQUENT EVENTS

At a regular meeting of the Board of Directors held on November 30, 2004, the Board approved the establishment of two new portfolios: Focused Mid-Cap Growth Portfolio and Focused Mid-Cap Value Portfolio. These portfolios are scheduled to commence operations on or about August 2, 2005.

NOTE 15. OTHER INFORMATION

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

APPROVAL OF ADVISORY AGREEMENTS -- APRIL 30, 2005 -- (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

During the last fiscal half-year, the Board of Directors (the "Board"), including the Directors that are not interested persons of SunAmerica Focused Series, Inc. (the "Portfolios") (the "Disinterested Directors"), approved new Subadvisory Agreements between Merrill Lynch Investment Management, d/b/a Mercury Advisors ("Mercury Advisors"), PEA Capital LLC ("PEA Capital"), and Henderson Global Investors (North America) Inc. ("Henderson") (collectively the "Subadvisers") and SAAMCo, with respect to certain of the Portfolios. Specifically, at a meeting of the Board of Directors held on January 12, 2005, the Board, including the Disinterested Directors, approved new Subadvisory Agreements between Mercury Advisors and SAAMCo with respect to the Focused Large-Cap Value Portfolio, and between PEA Capital and SAAMCo with respect to the Focused Growth and Income Portfolio. The Board next approved a new Subadvisory Agreement at a meeting held on April 13, 2005, between Henderson and SAAMCo with respect to the Focused International Equity Portfolio.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board received materials for its consideration of the following: (1) the nature and quality of the services reasonably anticipated to be provided and the results reasonably anticipated to be achieved by the Subadvisers; (2) the amount and structure of the Subadvisers' fees and comparative fee information for the Portfolios and representative peer groups,
(3) the terms of the Subadvisory Agreements; (4) economies of scale; (5) each Subadviser's compliance history and program; (6) the Portfolios' investment performance as compared to the Subadvisers' historical investment performance; and (7) the management personnel and operations of the Subadvisers. Experienced counsel that is independent of SAAMCo provided guidance to the Board. These factors, as considered by the Board, are described in more detail below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by each Subadviser. The Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in SAAMCo's opinion, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals. Given that the Portfolios are multi-managed funds, the Board also considered how the proposed Subadviser's style would fit with and complement the other Subadvisers to the Portfolio. With respect to administrative services, the Board considered that each Subadviser provides general assistance in marketing and has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Subadvisers and that there was a reasonable basis on which to conclude that the Subadvisers would be capable of providing the high quality of investment management services expected by the Board.

THE AMOUNT AND STRUCTURE OF THE SUBADVISERS' FEES

The Board, including the Disinterested Directors, received information regarding the reasonableness of the subadvisory fees. The Board compared the subadvisory fee with those of other advisers and considered the indirect costs and benefits of providing such subadvisory services.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper, Inc. ("Lipper"). The reports compared the subadvisory fees paid out by SAAMCo for each of the Portfolios to fees paid by Funds within their peer groups. For all three Portfolios, the subadvisory fee to be paid by SAAMCo was slightly higher than the median subadvisory fee charged in the Portfolios peer group. In a memo prepared by SAAMCo and presented to the Board, SAAMCo stated that the advisory fee rates for each Subadviser were negotiated based on the consideration of a variety of factors, including: the value of the services provided; the competitive environment in which the portfolio is marketed; the investment characteristics of the portfolio relative to other similar funds in its category as tracked by Lipper; and fees charged to comparable portfolios.

The Board, including the Disinterested Directors, considered that each Portfolio pays a fee to SAAMCo pursuant to the Investment Advisory and Management Agreement, and that, in turn, SAAMCo rather than the Portfolios, pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided by the Subadvisers.

On the basis of the information considered, the Board was satisfied with SAAMCo's recommendation that the subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

TERMS OF THE SUBADVISORY AGREEMENT

The Board, including the Disinterested Directors, received a draft of the proposed SubAdvisory Agreements. The Board considered that the Subadvisory Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. The Board further considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirement of the 1940 Act and that the Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Board further considered, that under the terms of the Subadvisory Agreements, no Subadviser is liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties; and SAAMCo may terminate any Subadvisory Agreement with a Subadviser without shareholder approval.

The Board also considered that SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolios with Subadvisers to which it is not "affiliated" as defined under the 1940 Act ("Unaffiliated Advisers") with approval by the Board of Directors, but without obtaining shareholder approval. The Board also considered that subject to Board approval, the exemptive order also permits SAAMCo, to employ new Unaffiliated Advisers or continue the employment of existing Portfolios, change the terms of particular agreements with Unaffiliated Advisers or continue the employment of existing Unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Additionally, the Board considered that shareholders will be notified of any Subadviser changes.

The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

The Board considered information about the potential of shareholders to experience economies of scale as the Portfolios grow in size. The Board considered that because SAAMCo, and not the Portfolio, is responsible for paying any fees to Subadvisors, that any breakpoints in the Subadvisory Agreements would not directly benefit the Portfolios' shareholders. The Board also considered that they had previously approved net expense ratios in the Investment Advisory and Management Agreement between SAAMCo and the Portfolios. Under this agreement, SAAMCo will waive and reimburse the Portfolios should the Total Annual Fund Operating Expenses be higher than the net expense ratio. This would keep shareholders expenses below a certain level and would provide shareholders with a similar benefit as breakpoints in realizing economies of scale.

COMPLIANCE

The Board considered each Subadviser's Code of Ethics, as well as their compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered each Subadviser's compliance staff, which would be responsible for providing compliance functions for the Subadviser.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, received information regarding the investment performance of the Portfolios. The Board specifically considered each Subadvisers historical performance in regards to any similarly managed accounts as compared to the Portfolios, Lipper peer groups and the appropriate indices. The Board considered information provided by Lipper, and information prepared by SAAMCo, based on information provided by Morningstar, an independent provider of investment company data. Generally, performance information provided were annualized returns for the period since inception, its one-, two-, three-, four-, and five-year periods.

For the Focused Large-Cap Value Portfolio the Board considered that the Portfolio had under performed its benchmark for the one-, two- and three-year periods. The Board also reviewed performance comparisons between the Focused Large-Cap Value Portfolio and the Merrill Large-Cap Value Fund, which is managed by Mercury. The Board considered that the Fund managed by Mercury had a similar investment strategy and had outperformed the Focused Large-Cap Value Portfolio for the one-, two- and three-year periods ending on November 30, 2004. The Board further considered that the Focused Large-Cap Value Portfolio ranked in the fourth or fifth quintile of its relative peer group, while the Merrill Large-Cap Value ranked in the first quintile of the same peer group for each of the relevant periods.

With respect to the Focused Growth and Income Portfolio, the Board considered that the Portfolio had under performed its benchmark for the past one-year period. The Board also reviewed performance comparisons between the Focused Growth and Income Portfolio and the PEA Capital Value Fund, which is managed by PEA. The Board considered that the PEA Capital Value Fund had a similar investment strategy to the Focused Growth and Income Portfolio, and had outperformed the Focused Growth and Income Portfolio for the past one-, two-, three-, four-, and five-year periods ending on November 30, 2004. The Board further considered that the Focused Growth and Income Portfolio ranked in the fourth quintile of its relative peer group for the past one year, while the PEA Capital Value Fund consistently ranked in the first quintile for each of the past five years.

At a meeting held on April 13, 2005, the Board received performance information for the Focused International Equity Portfolio. The Board considered that one of the Portfolio's current subadviser's performance has significantly lagged its peer group. The current Subadviser's portion of the International Equity Portfolio as compared to the Morningstar Foreign Large-Cap Growth category has performed in the fourth quartile for the last four calendar years. The Board considered the Portfolio's performance as compared to a fund managed by Henderson with a similar investment strategy. The Board further considered that the fund managed by Henderson had outperformed the Focused International Portfolio over the past fiscal quarter, one-, two-, and three-year periods, and outperformed its relative indices as determined by both Lipper and Morningstar over the same periods.

The Board noted that the Portfolios under performance were being addressed by SAAMCo's proposal to change Subadvisers. The Board considered that the historical performance generated by the proposed Subadvisers was satisfactory and that SAAMCo was addressing concerns where a Portfolio was under performing.

MANAGEMENT PERSONNEL AND OPERATIONS OF THE SUBADVISERS

For each of the proposed Subadvisers, the Board, including the Disinterested Directors, met with key personnel of the Subadviser. At these meetings the Board was provided with a list of key management, investment, and compliance personnel of each Subadviser as well as information on the organizational structure, investment process and discipline of the Subadviser and the proposed portfolio manager(s) or team. The Board's considerations of the proposed SubAdvisers included comparisons to other investment managers.

At the Board meeting held on January 12, 2005, the Board met with representatives from PEA Capital. The Board was informed that PEA Capital was a subsidiary of Allianz Global Invests and had approximately $14.4 billion in assets under management as of December 31, 2004. The Board was then provided with a list of key personnel who would be responsible for security analysis and investment decisions. In response to the Board's inquiry, PEA Capital's representatives discussed the challenges of managing a "focused" portfolio, discussed their investment philosophy and sell discipline, and noted their experience and performance in managing a portfolio with a similar strategy to the Focused Growth and Income Portfolio.

At this same meeting, the Board also met with representatives from Mercury Advisors. The Board noted that Mercury Advisors is a division of Merrill Lynch Investment Management, which has approximately $496 billion in client assets under management as of December 31, 2004. The Board met with Mercury Advisors' Senior Portfolio Manager who explained the firm's investment philosophy and stated that the firm seeks to identify well-managed companies with good earnings growth rates selling at a reasonable valuation. The Board was then provided with a list of the investment team and overview of the individuals who would be responsible for security analysis and investment decisions. The Board noted Mercury Advisors' experience and performance in managing a portfolio with a similar strategy to the Focused Large Cap Value Portfolio.

At the Board meeting held on April 13, 2005, the Board met with representatives from Henderson via teleconference. The Board was introduced to the key investment personnel who would be responsible for security analysis and investment decisions. The Board was provided with information regarding Henderson's corporate structure and investment philosophy. The Board noted that Henderson is a subsidiary of HHG PLC., and has approximately $133 billion in assets under management as of December 31, 2004. The Board considered Henderson's experience and performance in managing international equity accounts with investment strategies similar to the Focused International Equity Portfolio.

CONCLUSION

In reaching its decision to approve the new Subadvisory Agreements, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors considered. Based upon the materials reviewed and the considerations described above, the Board, including the Disinterested Directors, concluded that the terms of the Subadvisory Agreements are reasonable, fair and in the best interest of the Portfolios and its shareholders, and that the subadvisory fee rates are fare and reasonable in light of the usual and customary charges made for services of the same nature and quality. Please refer to Footnote 4 for additional information.

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION -- APRIL 30, 2005 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                         NUMBER OF
                                      TERM OF                          PORTFOLIOS IN
                         POSITION   OFFICE AND                              FUND              OTHER
         NAME,           HELD WITH   LENGTH OF                            COMPLEX          DIRECTORSHIPS
      ADDRESS AND       SUNAMERICA     TIME     PRINCIPAL OCCUPATIONS   OVERSEEN BY           HELD BY
     DATE OF BIRTH*      COMPLEX     SERVED(4)   DURING PAST 5 YEARS    DIRECTOR(1)         DIRECTOR(2)
----------------------  ----------  ----------  ---------------------  -------------  ------------------------
DIRECTORS

Jeffrey S. Burum        Trustee     2004-       Founder and CEO of           36       None
DOB: February 27, 1963              present     National Housing
                                                Development Corp.
                                                (January 2000 to
                                                present); Founder,
                                                Owner and Partner of
                                                Colonies Crossroads,
                                                Inc. (January 2000 to
                                                present); Owner and
                                                Managing Member of
                                                Diversified Pacific
                                                Development Group,
                                                LLC (June 1990 to
                                                present).

Dr. Judith L. Craven    Trustee     2001-       Retired.                     76       Director, A.G. Belo
DOB: October 6, 1945                present                                           Corporation (1992 to
                                                                                      present); Director,
                                                                                      Sysco Corporation (1996
                                                                                      to present); Director,
                                                                                      Luby's, Inc. (1998 to
                                                                                      present); Director,
                                                                                      University of Texas
                                                                                      Board of Regents (2001
                                                                                      to present).

William F. Devin        Trustee     2001-       Retired.                     76       Member of the Board of
DOB: December 30, 1938              present                                           Governors, Boston Stock
                                                                                      Exchange (1985 to
                                                                                      present).

Samuel M. Eisenstat     Chairman    1986-       Attorney, solo               46       Director, North European
DOB: March 7, 1940      of the      present     practitioner.                         Oil Royalty Trust.
                        Board

Stephen J. Gutman       Trustee     1986-       Associate, Corcoran          46       None
DOB: May 10, 1943                   present     Group (Real Estate)
                                                (October 2003-
                                                present); Partner and
                                                Member of Managing
                                                Directors, Beau
                                                Brummel-Soho LLC
                                                (Licensing of
                                                menswear specialty
                                                retailing and other
                                                activities) (June
                                                1988 to present)

Peter A. Harbeck(3)     Trustee     1995-       President, CEO and           85       None
DOB: January 23, 1954               present     Director, SAAMCo.
                                                (August 1995 to
                                                present); Director,
                                                AIG SunAmerica
                                                Capital Services,
                                                Inc. ("SACS") (August
                                                1993 to present)
                                                President and CEO,
                                                AIG AdvisorGroup,
                                                Inc. (June 2004 to
                                                present)

William J. Shea(5)      Trustee     2004-       President and CEO,           46       Chairman of the Board,
DOB: February 9, 1948               present     Conseco, Inc.                         Royal and SunAlliance,
                                                (Financial Services)                  U.S.A., Inc. (March 2005
                                                (2001-2004); Chairman                 to present); Director,
                                                of the Board of                       Boston Private Holdings
                                                Centennial                            (October 2004 to
                                                Technologies, Inc.                    present)
                                                (1998 to 2001); Vice
                                                Chairman, Bank Boston
                                                Corp. (1993-1998)

                                                                         NUMBER OF
                                      TERM OF                          PORTFOLIOS IN
                         POSITION   OFFICE AND                              FUND               OTHER
         NAME,           HELD WITH   LENGTH OF                            COMPLEX          DIRECTORSHIPS
      ADDRESS AND       SUNAMERICA     TIME     PRINCIPAL OCCUPATIONS   OVERSEEN BY           HELD BY
     DATE OF BIRTH*      COMPLEX     SERVED(4)   DURING PAST 5 YEARS    DIRECTOR(1)          DIRECTOR(2)
----------------------  ----------  ----------  ---------------------  -------------  ------------------------
OFFICERS

Vincent M. Marra        President   2004-       Senior Vice President        N/A      N/A
DOB: May 28, 1950                   present     and Chief Operating
                                                Officer, SAAMCo
                                                (February 2003 to
                                                Present); Chief
                                                Administrative
                                                Officer, Chief
                                                Operating Officer and
                                                Chief Financial
                                                Officer, Carret &
                                                Co., LLC (June 2002
                                                to February 2003);
                                                President and Chief
                                                Operating Officer,
                                                Bowne Digital
                                                Solutions (1999 to
                                                May 2002)

Donna M. Handel         Trustee     2002-       Assistant Treasurer          N/A      N/A
DOB: June 25, 1966                  present     (1993 to 2002);
                                                Senior Vice
                                                President, SAAMCo
                                                (December 2004 to
                                                Present); Vice
                                                President, SAAMCo
                                                (1997 to December
                                                2004)

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 10 of the financial statements.

(5)  Effective November 30, 2004, William J. Shea began serving as a Director.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                              INVESTMENT ADVISER                      DISCLOSURE OF QUARTERLY PORTFOLIO
  SAMUEL M. EISENSTAT                             AIG SUNAMERICA ASSET MANAGEMENT CORP. HOLDINGS
  PETER A. HARBECK                                HARBORSIDE FINANCIAL CENTER           The Fund is required to file its complete
  DR. JUDITH L. CRAVEN                            3200 PLAZA 5                          schedule of portfolio holdings with the
  WILLIAM F. DEVIN                                JERSEY CITY, NJ 07311-4992            U.S. Securities and Exchange Commission
  STEPHEN J. GUTMAN                                                                     for its first and third fiscal quarters on
  JEFFREY S. BURUM                              DISTRIBUTOR                             Form N-Q for fiscal quarters ending after
  WILLIAM J. SHEA                                 AIG SUNAMERICA CAPITAL SERVICES, INC. July 9, 2004. Once filed, the Fund's Form
                                                  HARBORSIDE FINANCIAL CENTER           N-Q will be available without charge on
OFFICERS                                          3200 PLAZA 5                          the U.S. Securities and Exchange
  VINCENT M. MARRA, PRESIDENT                     JERSEY CITY, NJ 07311-4992            Commission's website at www.sec.gov. You
  DONNA M. HANDEL, TREASURER                                                            can also obtain copies of Form N-Q by (i)
  BRIAN P. CLIFFORD, VICE PRESIDENT             SHAREHOLDER SERVICING AGENT             visiting the U.S. Securities and Exchange
  FRANCIS GANNON, VICE PRESIDENT                  AIG SUNAMERICA FUND SERVICES, INC.    Commission's Public Reference Room in
  J. STEVEN NEAMTZ, VICE PRESIDENT                HARBORSIDE FINANCIAL CENTER           Washington, DC (information on the
  TIMOTHY PETTEE, VICE PRESIDENT                  3200 PLAZA 5                          operation of the Public Reference Room may
  CYNTHIA GIBBONS, VICE PRESIDENT AND CHIEF       JERSEY CITY, NJ 07311-4992            be obtained by calling 1-800-SEC-0330);
    COMPLIANCE OFFICER                                                                  (ii) sending your request and a
  THOMAS LYNCH, SECRETARY                       CUSTODIAN AND TRANSFER AGENT            duplicating fee to the U.S. Securities and
  GREGORY R. KINGSTON, VICE PRESIDENT AND         STATE STREET BANK AND TRUST COMPANY   Exchange Commission's Public Reference
    ASSISTANT TREASURER                           P.O. BOX 419572                       Room, Washington, DC 20549-0102 or (iii)
  NORI L. GABERT, VICE PRESIDENT AND              KANSAS CITY, MO 64141-6572            sending your request electronically to
    ASSISTANT SECRETARY                                                                 publicinfo.sec.gov.
  COREY ISSING, ASSISTANT SECRETARY             VOTING PROXIES ON SUNAMERICA
                                                FOCUSED PORTFOLIO SECURITIES
                                                A description of the policies and       This report is submitted solely for the
                                                procedures that the Trust uses to       general information of shareholders of the
                                                determine how to vote proxies           Fund. Distribution of this report to
                                                relating to securities held in the      persons other than shareholders of the
                                                Fund's portfolio which is available     Fund is authorized only in connection with
                                                in the Trust's Statement of             a currently effective prospectus, setting
                                                Additional Information, may be          forth details of the Fund, which must
                                                obtained without charge upon request,   precede or accompany this report.
                                                by calling (800) 858-8850. This
                                                information is also available from      The accompanying report has not been
                                                the EDGAR database on the U.S.          audited by independent accountants and
                                                Securities and Exchange Commission's    accordingly no opinion has been expressed
                                                website at http://www.sec.gov.          thereon.

                                                PROXY VOTING RECORD ON
                                                SUNAMERICA FOCUSED PORTFOLIOS
                                                Information regarding how SunAmerica
                                                Focused Portfolios voted proxies
                                                relating to securities held in the
                                                SunAmerica Focused Portfolios during
                                                the twelve month period ended June
                                                30, 2004 is available without charge,
                                                upon request, by calling
                                                (800)858-8850 or on the U.S.
                                                Securities and Exchange Commission's
                                                website at http://www.sec.gov.

                      (This page intentionally left blank.)

THE AIG SUNAMERICA FOCUSED PORTFOLIOS

[GRAPHIC]

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund distributed by AIG SunAmerica Capital Services, Inc. before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext.6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com

FOSAN-4/05

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting. However, internal controls with respect to monitoring proof of claim filings have been enhanced.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: July 8, 2005

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 8, 2005